United States
Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

Investment Company Act file number: 811-05075

Thrivent Mutual Funds
(Exact name of registrant as specified in charter)

901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Address of principal executive offices) (Zip code)

John D. Jackson, Secretary and Chief Legal Officer
Thrivent Mutual Funds
901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (612) 844-7190
Date of fiscal year end: December 31
Date of reporting period:  June 30, 2022

Item 1. Report to Stockholders

[Insert shareholder report]

Item 2. Code of Ethics

Not applicable to semiannual report

Item 3. Audit Committee Financial Expert

Not applicable to semiannual report

Item 4. Principal Accountant Fees and Services

Not applicable to semiannual report

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Investments

(a)        Registrant’s Schedules of Investments are included in the report to shareholders filed under Item 1.

(b)

Not applicable to this filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable

Item 10.  Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of trustees implemented after the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures

(a)

Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)        There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable

Item 13. Exhibits

(a)(1)
Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3)     Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(4)     Change in the registrant’s independent public accountant: Not applicable

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date:  August 26, 2022                                                  Thrivent Mutual Funds

                                                                                    By: /s/ David S. Royal
David S. Royal
President and Chief Investment Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:  August 26, 2022                                                  By: /s/ David S. Royal
David S. Royal
President and Chief Investment Officer
(principal executive officer)

Date:  August 26, 2022                                                  By: /s/ Sarah L. Bergstrom
Sarah L. Bergstrom
Treasurer and Principal Accounting Officer
(principal financial officer)
Thrivent Diversified Income Plus Fund
Thrivent Multidimensional Income Fund
Semiannual Report
Mutual Funds
June 30, 2022

Manage your delivery preferences and sign up for email
notifications by enrolling at thrivent.com/gopaperless.

Table of Contents
Letter from the President 2
Letter from the Chief Investment Officer 4
Portfolio Perspectives
Thrivent Diversified Income Plus Fund 5
Thrivent Multidimensional Income Fund 6
Shareholder Expense Example 7
Schedule of Investments
Thrivent Diversified Income Plus Fund 8
Thrivent Multidimensional Income Fund 42
Statement of Assets and Liabilities 57
Statement of Operations 58
Statement of Changes in Net Assets 59
Notes to Financial Statements 60
Financial Highlights 74
Additional Information 76

2
Dear Shareholder:

2022 is shaping up to be a volatile year. While it’s certainly less stressful as a money manager when the market rises steadily with low volatility, I believe that it is in times of uncertainty that we can add the most value for our clients.
There have been periods this year when it seemed that stocks were being sold indiscriminately and that quality companies were declining alongside companies with less auspicious prospects.
I honestly feel that our investment team has even more energy and enthusiasm during these volatile periods. It may seem
counterintuitive, but it can be much harder to invest when the market has marched relentlessly higher, and most assets seem overvalued.
We are long-term investors at Thrivent, and during periods such as we’ve seen this year so far, we’re looking to invest at attractive prices in companies with strong prospects for the long term.
We’ve seen not only market volatility in 2022 but, unfortunately, significant geopolitical instability with the Russian invasion of
Ukraine. Our thoughts and prayers are with the Ukrainian people.
The combination of geopolitical concerns along with inflation and other economic risks has given our Chief Investment Strategist,
Steve Lowe, and me several opportunities to speak with financial advisors as well as directly with clients about the impact that these risks pose for the markets.
I won’t go into detail on any of these specific risks but will offer a few high-level observations. While our investment team is closely following and analyzing risks related to inflation, Federal Reserve
(Fed) policy, geopolitical events, supply chain bottlenecks, and the potential for a recession, none of these risks should be considered in isolation. It’s precisely the interrelatedness of these risks that makes our economic and market environment in 2022 so challenging.
For example, if we consider the reaction to the Russian invasion of Ukraine, the market’s response (as measured by the S&P 500®
Index) was remarkably typical when compared to prior geopolitical events. Since the beginning of World War II, the median duration of the selloff following a major geopolitical event (we looked at
28 such events) was only three weeks. It typically took about
16 days for the market to recover to its prior level. The median market decline has been about 6%. (The S&P 500 is a market-
cap-weighted index that represents the average performance of a group of 500 large capitalization stocks.)
Following the Russian invasion on Feb. 24, the S&P 500 hit its bottom on March 8 – nine trading days later.  By then, the market had already started to decline in anticipation of the invasion. But even if we compare the market two weeks prior to the invasion, the total decline was about 8%, and the market had recovered to its prior level by March 24.
As I’ve observed, however, we shouldn’t consider the Russian invasion as an isolated event. The invasion of Ukraine exacerbated certain risks that we were seeing well before February. In the second half of 2021, we were already seeing signs that inflation wasn’t going to be “transitory,” and last November the Fed became notably more hawkish (focused on tightening monetary policy to combat inflation). Supply chain issues were a problem long before the Russian invasion. However, the invasion of Ukraine added to inflation by raising the prices of commodities such as oil and wheat, further complicating supply chains.
It's not surprising that the market drifted downward following its recovery after the Russian invasion as these issues compounded one another. And just as the decline in stocks in the first half of 2022 has been driven by complex, second- and third-order
interactions of multiple factors, I suspect that the eventual recovery will also be complicated.
When the market collapsed in March 2020 with the onset of the
COVID-19 pandemic, the decline was painful, but its cause wasn’t difficult to discern. We had voluntarily shut down much of our economy in the interest of public health. Similarly, it was reasonably clear what would drive the economic recovery:  massive fiscal and monetary stimulus and eventually options such as a vaccine to medically protect against the spread of the virus. And indeed, the market staged a massive rally not just at the overall index level, but particularly among the most economically sensitive stocks, once the first vaccine was announced.
The current market decline is more nuanced, and the recovery may be harder to predict. The path that inflation takes will be critical.
Over the past year, we’ve seen inflation broaden from primarily goods and the “reopening” sectors to stickier forms of inflation, such as wages, services, and housing costs. Moreover, it’s not just current inflation that’s important but also expectations regarding inflation going forward. Inflation expectations drive behavior, such as workers demanding higher wages, and the Fed’s biggest worry is probably that such inflation expectations will become unanchored.
In such a complicated macroeconomic and geopolitical
environment, it’s unlikely that we’ll get an unambiguous “all clear”
signal. Economic data, especially inflation data, will likely be choppy for a number of months.
At Thrivent, we always advise taking a long-term view in investing, but I believe such a perspective is especially important in 2022. No one can know for sure what the market is going to do, but I am a lot more confident in our forecasts of what the market ultimately will do than when it will do it. Periods of volatility mean stocks and bonds of some good companies are likely to be available at attractive prices.  It’s notoriously difficult to predict when the market will find a bottom. We believe that investing in quality businesses with a view to the next three to five years is the best approach.
Finally, in periods of market volatility, as well as geopolitical and macroeconomic concerns, it’s often a good idea to speak to a financial professional. Our investment team at Thrivent works hard to make sure our financial professionals have the best information we can provide to help them advise their clients. Even if one knows that it’s good to take a long-term view and stick to their appropriate asset allocation, that can be tough to do in turbulent times.
Emotions can intervene. Speaking with a financial professional can help give you some perspective and offer an objective viewpoint.

Our entire Thrivent investment team appreciates the confidence you’ve placed in us, and we’re both humbled and excited by the privilege of seeking to generate superior investment returns for you though volatile markets.
David S. Royal
President and Chief Investment Officer
Thrivent Mutual Funds
Thrivent financial professionals are registered representatives of Thrivent Investment Management Inc., an SEC-registered investment adviser, a broker-dealer, and a member FINRA/SIPC.

4
Dear Shareholder:

Inflation, rising interest rates, and the war in Ukraine rattled the investment markets and the economy through the first half of 2022.
The S&P 500® index posted a total loss (including dividends)
of 19.96% through the first six months of 2022. (The S&P 500 is a market-cap-weighted index that represents the average
performance of a group of 500 large capitalization stocks.)
The Federal Reserve (Fed) has raised rates by 1.50% so far this year in an effort to tame rising inflation. The Fed is expected to continue to raise rates over the coming months.
The Consumer Price Index (CPI), which is a commonly cited index to gauge inflation, was up 9.1% during the 12-month period ended
June 2022 – the largest one-year increase since 1981. Excluding food and energy, the index alone rose 5.9% during the period. The food index was up 10.4% and energy prices were up a whopping
41.6% during that same 12-month period.
With more Americans returning to work, personal income has
continued to increase each month since February, rising by 0.5% in both April and May, according to the Bureau of Economic Analysis.
Disposable personal income also increased by 0.5% in April and
May.
Personal consumption expenditures, when adjusting for inflation, were up 0.3% in April and down 0.4% in May. The personal savings rate as a percentage of disposable income was up 5.4% in May.
Contributing to the upsurge in inflation has been the steep increase in fuel oil prices due to shortages relating to the war in Ukraine and the rebound in global travel and manufacturing. West Texas
Intermediate, a grade of crude oil used as a benchmark in oil pricing, surged to more than $123 per barrel in early March before slipping back down to $105.76 at the close of the second quarter.
Year-to-date, oil prices were up 40.62%.
Gasoline prices at the pump also continued to spike in the second quarter, up 17.95%. Through the first six months of 2022, gasoline was up 51.32%, from a national average of $3.38 per gallon at the end of 2021 to $5.11 at the June close.
Economic Review
Employment growth continued to surge in the second quarter,
as employers added about 1.2 million new jobs, including an
expectedly high 372,000 new jobs in June. The unemployment rate remained at 3.6%, which is near a 52-year low. Employment growth remained strong in several key industries, including professional and business services, leisure and hospitality, health care, and transportation and warehousing.
Despite recession fears, job growth could remain strong going forward because there are still about 11.3 million job openings in the U.S., according to a July 6 Fed Economic Data report. The labor demand has helped push up pay levels – with average
earnings increasing by 5.1% over the past 12 months through
June.
Retail sales were up 8.1% from a year earlier in May, as consumers continued to recover from the pandemic slow-down, according to the Department of Commerce. Auto sales were down 4.9% from
a year earlier, building material sales were up 6.4%, and non-
store retailers (primarily online) were up 7.0% from a year earlier.
Restaurants and bars continued to recover, with sales at food services and drinking establishments up 17.5% from a year earlier.
Market Review
Energy was the only sector of the S&P 500 in positive territory through the first six months of 2022, up 31.84%. Technology
stocks were battered during that period, with Communication
Services down 30.16%, and Information Technology down 26.91%.
Consumer Discretionary fared the worst of all 11 sectors, down
32.82%.
The Nasdaq Index was down 29.51% through the first half of
2022. (The Nasdaq – National Association of Securities Dealers
Automated Quotations – is an electronic stock exchange with more than 3,300 company listings.) The MSCI EAFE Index, which tracks developed-economy stocks in Europe, Asia, and Australia, was down 20.97% through the first half of 2022.
The Bloomberg U.S. Aggregate Bond Index, which tracks a broad range of investment-grade bonds, was down 10.35% during
that period, while the yield on 10-year U.S. Treasuries moved up significantly, from 1.51% at the end of 2021 to 2.98% at the end of
June 2022.
Our Outlook
Volatility is expected to remain high until there is greater clarity on inflation and the economy. However, we have seen some
tentative signs that inflation may be peaking, which could create a foundation for markets to stabilize.
Estimated probabilities of a recession are increasing but vary, with most estimates in a reasonable range of a 30% to 60% probability.
If the economy does tip into a recession, it’s likely to be moderate given the underlying strength of both consumers and companies, including low household debt levels, high consumer savings rates, strong business balance sheets, and a solid employment market.
Markets already have priced in an economic slowdown but could experience further downside in a recessionary scenario. Valuations and market prices, however, have reached levels that are more attractive to long-term investors, even if there are more near-term declines. The S&P 500 is currently at a level where the probability of long-term gains is high. Historically, once the market hits bear market levels (down 20%), average performance over the next
12 months has been positive 16%, with a 17% chance of further losses. Additionally, some of the sharpest upward rallies tend to come out of bear markets.
We encourage you to consult with your financial professional before making any changes in your portfolio during these volatile times.
As always, we thank you for the trust you have placed in our entire team of professionals at Thrivent.
Sincerely,
David S. Royal
President and Chief Investment Officer
Thrivent Mutual Funds

Thrivent Diversified Income Plus Fund
David R. Spangler, CFA, Stephen D. Lowe, CFA, and Theron G. Whitehorn, CFA, Portfolio Co-Managers*
The Fund seeks to maximize income while maintaining prospects for capital appreciation.
Investment in Thrivent Diversified Income Plus Fund involves risks including interest rate, equity security, credit, allocation, mortgage-backed and other asset-backed securities, market, high yield, leveraged loan, LIBOR, prepayment, large cap, foreign securities, emerging markets, foreign currency, preferred securities, other funds, investment adviser, conflicts of interest, issuer, liquidity, derivatives, quantitative investing, portfolio turnover rate, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
*Effective May 27, 2022, David R. Spangler, CFA was named as portfolio manager of the Fund, and Gregory R. Anderson, CFA no longer serves as portfolio manager of the Fund.
Portfolio Composition
(% of Portfolio)
Long-Term Fixed Income 48.7%
Short-Term Investments 19.7%
Common Stock 11.8%
Registered Investment
Companies 11.7%
Bank Loans 7.1%
Preferred Stock 1.0%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Thrivent Core Emerging Markets Debt
Fund 7.7%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 3.6%
Thrivent Core International Equity Fund 2.8%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 2.3%
Federal National Mortgage Association
Conventional 15-Yr. Pass Through 2.3%
SPDR Blackstone Senior Loan ETF 2.0%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 1.7%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 1.4%
Federal National Mortgage Association
Conventional 15-Yr. Pass Through 1.3%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 1.2%
These securities represent 26.3% of the total
net assets of the Fund.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Mortgage-Backed Securities 23.0%
Affiliated Registered
Investment Companies 10.5%
Financials 10.3%
Materials 5.8%
Consumer Discretionary 5.4%
Consumer Staples 5.2%
Information Technology 5.0%
Communications Services 5.0%
Collateralized Mortgage
Obligations 4.1%
Unaffiliated Registered
Investment Companies 3.4%

Thrivent Multidimensional Income Fund
Stephen D. Lowe, CFA, Kent L. White, CFA, and Theron G. Whitehorn, CFA, Portfolio Co-Managers*
The Fund seeks a high level of current income and, secondarily, growth of capital.
Investment in Thrivent Multidimensional Income Fund involves risks including interest rate, credit, high yield, preferred securities, closed-end fund,
ETF, emerging markets, foreign securities, market, mortgage-backed and other asset-backed securities, other funds, LIBOR, convertible, government securities, issuer, investment adviser, conflicts of interest, sovereign debt, liquidity, derivatives, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
* Effective May 27, 2022, Gregory R. Anderson, CFA, no longer serves as portfolio manager of the Fund.
Top 10 Holdings
(% of Net Assets)
Thrivent Core Emerging Markets Debt
Fund
8.1%
U.S. Treasury Notes
7.0%
U.S. Treasury Bonds
4.0%
SPDR Bloomberg High Yield Bond ETF
1.5%
iShares S&P U.S. Preferred Stock Index
Fund
1.1%
J.P. Morgan Chase & Company
0.7%
Bank of America Corporation
0.5%
AllianceBernstein Global High Income
Fund, Inc.
0.5%
PGIM Global High Yield Fund, Inc.
0.5%
PGIM High Yield Bond Fund, Inc.
0.5%
These securities represent 24.4% of the total
net assets of the Fund.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Ratings from S&P, when used, are converted into their equivalent Moody’s ratings. If Moody’s and S&P have assigned different ratings to a security, the lowest rating for the security is used. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
Bond Quality Ratings Distributions exclude collateral held for securities loaned. The Top 10 holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Financials 25.3%
Unaffiliated Registered
Investment Companies 13.4%
U.S. Government & Agencies 11.0%
Affiliated Registered
Investment Companies 8.1%
Consumer Cyclical 6.1%
Communications Services 6.0%
Energy 5.9%
Consumer Non-Cyclical 5.0%
Utilities 4.6%
Capital Goods 3.6%

Shareholder Expense Example
(unaudited)
As a shareholder of a Fund, you incur, depending on the Fund and share class, two types of costs: (1) transaction costs, including sales charges
(loads) on purchase payments; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This
Example is intended to help you understand your ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 through June 30, 2022.
Actual Expenses
In the table below, the first section, labeled “Actual,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number from the appropriate Class line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid. A small account fee of
$12 may be charged to Class A shareholder accounts if the value falls to an amount of $2,000 or less, in the case of a non-qualified account, and $1,000 or less, in the case of a qualified account. This fee is not included in the table below. If it were and you were assessed such a fee, the expenses you paid during the period would have been higher and the ending account value would have been lower.
Hypothetical Example for Comparison Purposes
In the table below, the second section, labeled “Hypothetical,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small account fee of
$12 may be charged to Class A shareholder accounts if the value falls to an amount of $2,000 or less, in the case of a non-qualified account, and $1,000 or less, in the case of a qualified account. This fee is not included in the table below. If it were and you were assessed such a fee, the expenses you paid during the period would have been higher and the ending account value would have been lower.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning Account
Value 1/1/2022
Ending Account
Value 6/30/2022
Expenses Paid
during Period
1/1/2022 - 6/30/2022
*
Annualized Expense
Ratio
Thrivent Diversified Income Plus Fund
Actual
Class A $1,000 $877 $4.35 0.94%
Class S $1,000 $878 $3.21 0.69%
Hypothetical
**
Class A $1,000 $1,020 $4.69 0.94%
Class S $1,000 $1,021 $3.46 0.69%
Thrivent Multidimensional Income Fund
Actual
Class S $1,000 $852 $3.47 0.76%
Hypothetical
**
Class S $1,000 $1,021 $3.79 0.76%
* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by
181/365 to reflect the one-half year period.
** Assuming 5% annualized total return before expenses.

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans ( 8.5% )
a
Value
Basic Materials (0.5%)
Flexsys Holdings, Inc., Term Loan
$ 1,251,862
6.916%,  (LIBOR 1M +
5.250%), 11/1/2028
b,c
$ 1,154,843
INEOS US Petrochem, LLC, Term
Loan
980,100
4.416%,  (LIBOR 1M +
2.750%), 1/29/2026
b
922,823
Innophos Holdings, Inc., Term
Loan
635,375
5.166%,  (LIBOR 1M +
3.500%), 2/7/2027
b,c
608,372
Momentive Performance Materials
USA, LLC, Term Loan
604,310
4.920%,  (LIBOR 1M +
3.250%), 5/15/2024
b
582,658
Nouryon USA, LLC, Term Loan
1,199,979
5.250%,  (LIBOR 3M +
3.000%), 10/1/2025
b
1,132,852
Sparta US HoldCo, LLC, Term
Loan
184,075
4.370%,  (LIBOR 1M +
3.250%), 8/2/2028
b,c
175,331
Venator Finance SARL, Term Loan
733,450
4.666%,  (LIBOR 1M +
3.000%), 8/8/2024
b,c
687,609
Total 5,264,488
Capital Goods (2.0%)
AZZ, Inc., Term Loan
457,000
5.875%,  (TSFR1M +
4.250%), 5/6/2029
b,c
435,293
Bingo Industries, Ltd., Term Loan
451,587
5.750%,  (LIBOR 3M +
3.500%), 8/9/2028
b,c
423,363
BW Holding, Inc., Delayed Draw
210,926
5.175%,  (LIBOR 3M +
4.000%), 12/14/2028
b
197,480
BW Holding, Inc., Term Loan
806,410
5.175%,  (LIBOR 1M +
4.000%), 12/14/2028
b
755,002
581,543
5.547%,  (TSFR1M +
4.000%), 12/14/2028
b
544,469
CP Atlas Buyer, Inc., Term Loan
750,649
5.416%,  (LIBOR 1M +
3.750%), 11/23/2027
b
657,133
Foley Products Company, LLC,
Term Loan
1,053,360
6.954%,  (SOFRRATE +
4.750%), 2/16/2029
b
994,108
Gemini HDPE, LLC, Term Loan
885,369
4.239%,  (LIBOR 3M +
3.000%), 12/31/2027
b
842,765
GFL Environmental, Inc., Term
Loan
985,000
4.239%,  (LIBOR 3M +
3.000%), 5/31/2025
b
958,326
Grinding Media, Inc., Term Loan
1,270,400
4.796%,  (LIBOR 3M +
4.000%), 10/12/2028
b,c
1,156,064
Groupe Solmax, Inc., Term Loan
1,176,748
7.000%,  (LIBOR 3M +
4.750%), 7/23/2028
b
1,049,271
Principal
Amount Bank Loans (8.5%)
a
Value
Capital Goods (2.0%) - continued
HRNI Holdings, LLC, Term Loan
$ 601,350
5.916%,  (LIBOR 1M +
4.250%), 12/10/2028
b
$ 583,309
Hyperion Materials &
Technologies, Inc., Term Loan
758,687
6.075%,  (LIBOR 3M +
4.500%), 8/30/2028
b
714,115
LABL, Inc., Term Loan
313,425
6.666%,  (LIBOR 1M +
5.000%), 10/29/2028
b
288,874
LRS Holdings, LLC, Term Loan
629,835
5.916%,  (LIBOR 1M +
4.250%), 8/31/2028
b,c
587,321
LTR Intermediate Holdings, Inc.,
Term Loan
656,683
6.750%,  (LIBOR 3M +
4.500%), 5/7/2028
b
599,769
Mauser Packaging Solutions
Holding Company, Term Loan
1,380,478
4.312%,  (LIBOR 1M +
3.250%), 4/3/2024
b
1,295,634
Natgasoline, LLC, Term Loan
767,175
5.188%,  (LIBOR 1M +
3.500%), 11/14/2025
b,c
730,734
Novae, LLC, Delayed Draw
352,000
6.625%,  (SOFRRATE +
5.000%), 12/22/2028
b
329,708
Novae, LLC, Term Loan
1,228,920
6.625%,  (SOFRRATE +
5.000%), 12/22/2028
b
1,151,092
Pactiv Evergreen Group Holdings,
Inc., Term Loan
640,250
4.916%,  (LIBOR 1M +
3.250%), 2/5/2026
b
595,836
Quikrete Holdings Inc., Term Loan
748,125
4.666%,  (LIBOR 1M +
3.000%), 6/11/2028
b
704,173
RLG Holdings, LLC, Term Loan
679,560
5.916%,  (LIBOR 1M +
4.250%), 7/8/2028
b
632,555
Smyrna Ready Mix Concrete, LLC,
Term Loan
1,159,000
5.875%,  (TSFR1M +
4.250%), 4/1/2029
b,c
1,069,177
TransDigm, Inc., Term Loan
2,247,375
3.916%,  (LIBOR 1M +
2.250%), 12/9/2025
b
2,126,264
TricorBraun Holdings, Inc., Term
Loan
1,138,846
4.916%,  (LIBOR 1M +
3.250%), 3/3/2028
b
1,056,484
Trident TPI Holdings, Inc., Delayed
Draw
94,607
5.410%,  (LIBOR 3M +
4.000%), 9/17/2028
b,d,e
88,552
Trident TPI Holdings, Inc., Term
Loan
662,494
6.250%,  (LIBOR 3M +
4.000%), 9/17/2028
b
620,094
Venga Finance SARL, Term Loan
633,000
0.000%,  (LIBOR 2M +
4.750%), 12/3/2028
b,c,d,e
588,690

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (8.5%)
a
Value
Capital Goods (2.0%) - continued
Waterlogic USA Holdings, Inc.,
Term Loan
$ 679,863
6.416%,  (LIBOR 1M +
4.750%), 8/12/2028
b
$ 658,053
Total 22,433,708
Communications Services (1.4%)
Audacy Capital Corporation, Term
Loan
804,632
4.133%,  (LIBOR 1M +
2.500%), 11/17/2024
b
711,094
Cablevision Lightpath, LLC, Term
Loan
920,975
4.574%,  (LIBOR 1M +
3.250%), 12/1/2027
b
866,297
Cengage Learning, Inc., Term
Loan
1,240,625
5.750%,  (LIBOR 3M +
4.750%), 7/14/2026
b
1,115,979
CMG Media Corporation, Term
Loan
1,196,775
5.166%,  (LIBOR 1M +
3.500%), 12/17/2026
b
1,100,040
CommScope, Inc., Term Loan
1,633,800
4.916%,  (LIBOR 1M +
3.250%), 4/4/2026
b
1,463,280
DIRECTV Financing, LLC, Term
Loan
1,324,150
6.666%,  (LIBOR 1M +
5.000%), 8/2/2027
b
1,215,464
E.W. Scripps Company, Term Loan
381,225
4.416%,  (LIBOR 1M +
2.750%), 1/7/2028
b
360,021
iHeartCommunications, Inc., Term
Loan
671,437
4.666%,  (LIBOR 1M +
3.000%), 5/1/2026
b
622,201
Metronet Systems Holdings, LLC,
Term Loan
1,196,854
5.055%,  (LIBOR 1M +
3.750%), 6/2/2028
b
1,105,091
NEP Group, Inc., Term Loan
1,273,800
4.916%,  (LIBOR 1M +
3.250%), 10/20/2025
b
1,180,991
377,000
8.666%,  (LIBOR 1M +
7.000%), 10/19/2026
b,d,e
344,721
Nexstar Media, Inc., Term Loan
943,061
4.166%,  (LIBOR 1M +
2.500%), 9/19/2026
b
927,605
ORBCOMM, Inc., Term Loan
664,975
5.916%,  (LIBOR 1M +
4.250%), 9/1/2028
b
612,887
Sharp Midco, LLC, Term Loan
266,333
6.250%,  (LIBOR 3M +
4.000%), 1/20/2029
b,c
249,021
Univision Communications, Inc.,
Term Loan
623,437
4.916%,  (LIBOR 1M +
3.250%), 1/31/2029
b
581,355
Voyage Australia, Pty. Ltd., Term
Loan
635,200
4.563%,  (LIBOR 3M +
3.500%), 7/20/2028
b
592,724
Principal
Amount Bank Loans (8.5%)
a
Value
Communications Services (1.4%) - continued
Xplornet Communications, Inc.,
Term Loan
$ 669,937
5.666%,  (LIBOR 1M +
4.000%), 10/1/2028
b
$ 610,119
595,000
8.666%,  (LIBOR 1M +
7.000%), 10/1/2029
b,c
532,525
Zacapa SARL, Term Loan
362,093
6.304%,  (SOFRRATE +
4.250%), 3/22/2029
b
337,108
Zayo Group Holdings, Inc., Term
Loan
1,848,388
4.666%,  (LIBOR 1M +
3.000%), 3/9/2027
b
1,698,872
Total 16,227,395
Consumer Cyclical (1.0%)
ACProducts Holdings, Inc., Term
Loan
1,192,950
6.060%,  (LIBOR 3M +
4.250%), 5/17/2028
b
918,571
AI Aqua Merger Sub, Inc., Term
Loan
765,000
4.831%,  (TSFR1M +
3.750%), 7/30/2028
b
695,194
Allen Media, LLC, Term Loan
364,443
7.704%,  (LIBOR 3M +
5.500%), 2/10/2027
b
322,168
American Trailer World
Corporation, Term Loan
1,104,621
5.375%,  (LIBOR 1M +
3.750%), 3/5/2028
b
943,534
Caesars Resort Collection, LLC,
Term Loan
559,307
5.166%,  (LIBOR 1M +
3.500%), 7/20/2025
b
537,914
Carnival Corporation, Term Loan
617,129
5.877%,  (LIBOR 3M +
3.000%), 6/30/2025
b
571,770
Golden Entertainment, Inc., Term
Loan
1,509,654
4.630%,  (LIBOR 1M +
3.000%), 10/20/2024
b
1,467,671
Great Canadian Gaming
Corporation, Term Loan
425,000
6.096%,  (LIBOR 3M +
4.000%), 11/1/2026
b
398,863
PetSmart, LLC, Term Loan
1,458,975
4.500%,  (LIBOR 3M +
3.750%), 2/12/2028
b
1,369,248
Secure Acquisition, Inc., Delayed
Draw
104,000
0.000%,  (LIBOR 1M +
5.000%), 12/23/2028
b,c,d,e
96,720
Secure Acquisition, Inc., Term
Loan
696,255
7.250%,  (LIBOR 3M +
5.000%), 12/23/2028
b,c
647,517
Staples, Inc., Term Loan
347,339
5.786%,  (LIBOR 3M +
4.500%), 9/12/2024
b
318,297
565,849
6.286%,  (LIBOR 3M +
5.000%), 4/12/2026
b
490,557

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (8.5%)
a
Value
Consumer Cyclical (1.0%) - continued
Tenneco, Inc., Term Loan
$ 917,855
4.666%,  (LIBOR 1M +
3.000%), 10/1/2025
b
$ 881,141
Voyage Digital NZ/US, Term Loan
1,056,000
0.000%,  (SOFRRATE +
4.500%), 5/13/2029
b,c,d,e
1,003,200
Wyndham Hotels & Resorts, Inc.,
Term Loan
500,500
3.416%,  (LIBOR 1M +
1.750%), 5/30/2025
b
482,627
Total 11,144,992
Consumer Non-Cyclical (1.6%)
Adient US, LLC, Term Loan
326,700
4.916%,  (LIBOR 1M +
3.250%), 4/8/2028
b
303,285
Alltech, Inc., Term Loan
588,045
5.666%,  (LIBOR 1M +
4.000%), 10/15/2028
b
549,575
Bausch Health Companies, Inc.,
Term Loan
1,650,000
0.000%,  (SOFRRATE +
5.250%), 2/1/2027
b,d,e
1,410,569
Blue Ribbon, LLC, Term Loan
822,938
7.062%,  (LIBOR 1M +
6.000%), 5/7/2028
b
748,873
Chobani, LLC, Term Loan
476,512
5.166%,  (LIBOR 1M +
3.500%), 10/23/2027
b
431,006
City Brewing Company, LLC, Term
Loan
1,692,964
4.469%,  (LIBOR 1M +
3.500%), 4/5/2028
b
1,498,273
CNT Holdings I Corporation, Term
Loan
617,187
4.690%,  (LIBOR 1M +
3.500%), 11/8/2027
b
584,656
175,000
7.940%,  (LIBOR 1M +
6.750%), 11/6/2028
b
167,855
Del Monte Foods, Inc., Term Loan
396,000
5.684%,  (SOFRRATE +
4.250%), 5/16/2029
b
372,240
Gainwell Acquisition Corporation,
Term Loan
1,234,336
6.250%,  (LIBOR 3M +
4.000%), 10/1/2027
b
1,164,904
Global Medical Response, Inc.,
Term Loan
276,971
5.916%,  (LIBOR 1M +
4.250%), 3/14/2025
b
257,065
3,012,065
5.250%,  (LIBOR 1M +
4.250%), 10/2/2025
b
2,795,588
Herens US Holdco Corporation,
Term Loan
1,153,386
6.250%,  (LIBOR 3M +
4.000%), 7/2/2028
b
1,026,514
Mamba Purchaser, Inc., Term Loan
115,000
8.095%,  (LIBOR 1M +
6.500%), 10/14/2029
b
109,825
Packaging Coordinators Midco,
Inc., Term Loan
628,229
6.000%,  (LIBOR 3M +
3.750%), 11/30/2027
b
592,369
Principal
Amount Bank Loans (8.5%)
a
Value
Consumer Non-Cyclical (1.6%) - continued
Pegasus Bidco BV, Term Loan
$ 609,000
0.000%,  (TSFR1M +
4.250%), 5/5/2029
b,d,e
$ 576,266
Precision Medicine Group, LLC,
Delayed Draw
60,215
0.000%,  (LIBOR 1M +
3.750%), 11/20/2027
b,c,d,e
55,549
Precision Medicine Group, LLC,
Term Loan
955,971
5.250%,  (LIBOR 3M +
3.000%), 11/20/2027
b,c
881,883
Prime Security Services Borrower,
LLC, Term Loan
2,720,563
3.560%,  (LIBOR 1M +
2.750%), 9/23/2026
b
2,534,095
Spectrum Group Buyer, Inc., Term
Loan
1,751,000
7.250%,  (TSFR1M +
6.500%), 5/19/2028
b
1,701,534
Total 17,761,924
Energy (0.1%)
GIP II Blue Holding, LP, Term Loan
955,107
6.750%,  (LIBOR 3M +
4.500%), 9/29/2028
b
923,665
Total 923,665
Financials (0.3%)
Asurion, LLC, Term Loan
394,000
4.916%,  (LIBOR 1M +
3.250%), 12/23/2026
b
356,326
1,293,625
4.916%,  (LIBOR 1M +
3.250%), 7/31/2027
b
1,167,496
810,000
6.916%,  (LIBOR 1M +
5.250%), 2/3/2028
b
688,500
670,000
6.916%,  (LIBOR 1M +
5.250%), 1/15/2029
b
566,150
Rinchem Company, LLC, Term
Loan
264,000
6.654%,  (SOFRRATE +
4.500%), 3/2/2029
b,c
246,510
Stonepeak Taurus Lower Holdings,
LLC, Term Loan
396,000
9.154%,  (SOFRRATE +
7.000%), 1/28/2030
b,c
362,340
Tiger Acquisition, LLC, Term Loan
406,925
4.916%,  (LIBOR 1M +
3.250%), 6/1/2028
b
362,961
Total 3,750,283
Technology (0.6%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
976,700
4.739%,  (LIBOR 3M +
3.500%), 8/21/2026
b
836,299
Crown Subsea Communications
Holding, Inc., Term Loan
993,699
5.812%,  (LIBOR 1M +
4.750%), 4/27/2027
b,c
944,014

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (8.5%)
a
Value
Technology (0.6%) - continued
Gogo Intermediate Holdings, LLC,
Term Loan
$ 1,054,350
4.989%,  (LIBOR 3M +
3.750%), 4/30/2028
b
$ 995,306
Gridiron Fiber Corporation, Term
Loan
752,115
6.750%,  (LIBOR 3M +
4.500%), 10/4/2028
b
706,988
Lummus Technology Holdings V,
LLC, Term Loan
596,749
5.166%,  (LIBOR 1M +
3.500%), 6/30/2027
b
550,077
Rackspace Technology Global,
Inc., Term Loan
1,752,812
4.160%,  (LIBOR 3M +
2.750%), 2/9/2028
b
1,592,868
Redstone Holdco 2 LP, Term Loan
607,258
5.934%,  (LIBOR 3M +
4.750%), 4/27/2028
b
520,220
348,869
8.975%,  (LIBOR 3M +
7.750%), 8/6/2029
b
298,632
SS&C Technologies, Inc., Term
Loan
132,478
3.416%,  (LIBOR 1M +
1.750%), 4/16/2025
b
125,607
98,085
3.416%,  (LIBOR 1M +
1.750%), 4/16/2025
b
92,997
Total 6,663,008
Transportation (0.5%)
AAdvantage Loyalty IP, Ltd., Term
Loan
2,090,000
5.813%,  (LIBOR 3M +
4.750%), 4/20/2028
b
1,989,973
Air Canada, Term Loan
437,000
4.250%,  (LIBOR 3M +
3.500%), 8/11/2028
b,c
400,947
Genesee & Wyoming, Inc., Term
Loan
1,265,862
4.250%,  (LIBOR 3M +
2.000%), 12/30/2026
b
1,213,177
Hertz Corporation, Term Loan
331,650
4.920%,  (LIBOR 1M +
3.250%), 6/30/2028
b
311,632
63,135
4.920%,  (LIBOR 1M +
3.250%), 6/30/2028
b
59,324
SkyMiles IP, Ltd., Term Loan
1,245,000
4.750%,  (LIBOR 3M +
3.750%), 10/20/2027
b
1,236,048
United Airlines, Inc., Term Loan
627,063
5.392%,  (LIBOR 1M +
3.750%), 4/21/2028
b
581,212
Total 5,792,313
Utilities (0.5%)
Advanced Drainage Systems, Inc.,
Term Loan
110,383
3.395%,  (LIBOR 1M +
2.250%), 9/24/2026
b
109,831
Calpine Corporation, Term Loan
1,191,850
4.170%,  (LIBOR 1M +
2.500%), 12/16/2027
b
1,130,362
Principal
Amount Bank Loans (8.5%)
a
Value
Utilities (0.5%) - continued
Constellation Renewables, LLC,
Term Loan
$ 353,892
4.080%,  (LIBOR 3M +
2.500%), 12/15/2027
b
$ 340,444
CQP Holdco, LP, Term Loan
1,485,000
6.000%,  (LIBOR 3M +
3.750%), 6/4/2028
b
1,392,188
EnergySolutions, LLC, Term Loan
559,243
6.000%,  (LIBOR 3M +
3.750%), 5/11/2025
b
517,535
Freeport LNG Investments, LLP,
Term Loan
1,179,119
4.563%,  (LIBOR 3M +
3.500%), 12/21/2028
b
1,016,012
GIP III Stetson I, LP, Term Loan
741,976
5.916%,  (LIBOR 1M +
4.250%), 7/18/2025
b,d,e
699,082
Osmose Utilities Services, Inc.,
Term Loan
263,012
4.916%,  (LIBOR 1M +
3.250%), 6/22/2028
b
233,589
PG&E Corporation, Term Loan
614,787
4.688%,  (LIBOR 1M +
3.000%), 6/23/2025
b
578,207
Total 6,017,250
Total Bank Loans
(cost $103,041,816) 95,979,026
Principal
Amount Long-Term Fixed Income ( 58.1% ) Value
Asset-Backed Securities (3.3%)
510 Asset Backed Trust
800,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
f,g
738,914
1,698,618
2.116%,  6/25/2061, Ser.
2021-NPL2, Class A1
f,g
1,585,372
775,000
4.090%,  6/25/2061, Ser.
2021-NPL2, Class A2
f,g
708,607
522 Funding CLO, Ltd.
1,325,000
3.463%,  (LIBOR 3M +
2.400%), 4/20/2030, Ser.
2019-4A, Class CR
b,f
1,269,676
Anchorage Capital CLO 21, Ltd.
1,225,000
3.463%,  (LIBOR 3M +
2.400%), 10/20/2034, Ser.
2021-21A, Class C
b,f
1,163,885
Ares XL CLO, Ltd.
1,200,000
3.844%,  (LIBOR 3M +
2.800%), 1/15/2029, Ser.
2016-40A, Class CRR
b,f
1,098,788
Babson CLO, Ltd.
2,900,000
3.963%,  (LIBOR 3M +
2.900%), 7/20/2029, Ser.
2018-3A, Class D
b,f
2,668,795
Barings CLO, Ltd.
600,000
4.213%,  (LIBOR 3M +
3.150%), 1/20/2032, Ser.
2016-2A, Class DR2
b,f
565,176

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (58.1%) Value
Asset-Backed Securities (3.3%) - continued
Benefit Street Partners CLO II, Ltd.
$ 1,000,000
2.944%,  (LIBOR 3M +
1.900%), 7/15/2029, Ser.
2013-IIA, Class BR2
b,f
$ 954,506
Benefit Street Partners CLO, Ltd.
700,000
3.194%,  (LIBOR 3M +
2.150%), 7/15/2032, Ser.
2019-17A, Class CR
b,f
656,501
Business Jet Securities, LLC
1,314,688
4.455%,  6/15/2037, Ser.
2022-1A, Class A
f
1,267,512
CarVal CLO, Ltd.
1,700,000
4.880%,  (TSFR3M +
3.700%), 4/21/2034, Ser.
2022-1A, Class D
b,f
1,568,391
Colony American Finance, Ltd.
1,350,000
2.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
f
1,264,388
Dewolf Park CLO, Ltd.
1,000,000
3.894%,  (LIBOR 3M +
2.850%), 10/15/2030, Ser.
2017-1A, Class DR
b,f
932,954
Dryden 36 Senior Loan Fund
1,025,000
3.094%,  (LIBOR 3M +
2.050%), 4/15/2029, Ser.
2014-36A, Class CR3
b,f
978,563
Foundation Finance Trust
34,509
3.300%,  7/15/2033, Ser.
2017-1A, Class A
f
34,530
Galaxy XIX CLO, Ltd.
500,000
3.034%,  (LIBOR 3M +
1.850%), 7/24/2030, Ser.
2015-19A, Class BRR
b,f
468,045
Harley Marine Financing, LLC
1,743,945
5.682%,  5/15/2043, Ser.
2018-1A, Class A2
f
1,736,875
Home RE, Ltd.
1,350,000
4.426%,  (SOFR30A +
3.500%), 10/25/2034, Ser.
2022-1, Class M1B
b,f
1,335,690
Longfellow Place CLO, Ltd.
2,000,000
3.344%,  (LIBOR 3M +
2.300%), 4/15/2029, Ser.
2013-1A, Class CR3
b,f
1,924,880
Madison Park Funding XXI, Ltd.
1,200,000
3.244%,  (LIBOR 3M +
2.200%), 10/15/2032, Ser.
2016-21A, Class BRR
b,f
1,129,886
Mountain View CLO, Ltd.
500,000
3.394%,  (LIBOR 3M +
2.350%), 10/16/2029, Ser.
2017-1A, Class CR
b,f
474,848
Neuberger Berman CLO, Ltd.
1,650,000
4.044%,  (LIBOR 3M +
3.000%), 10/15/2029, Ser.
2013-15A, Class DR2
b,f
1,504,868
OCP CLO, Ltd.
1,350,000
3.044%,  (LIBOR 3M +
2.000%), 7/15/2030, Ser.
2017-13A, Class BR
b,f
1,266,327
Principal
Amount Long-Term Fixed Income (58.1%) Value
Asset-Backed Securities (3.3%) - continued
OZLM VIII, Ltd.
$ 1,400,000
2.694%,  (LIBOR 3M +
1.650%), 10/17/2029, Ser.
2014-8A, Class A2R3
b,f
$ 1,353,509
Preston Ridge Partners Mortgage
Trust, LLC
425,000
3.474%,  7/25/2026, Ser.
2021-6, Class A2
f,g
391,125
Progress Residential Trust
2,350,000
3.600%,  4/17/2039, Ser.
2022-SFR3, Class B
f
2,226,816
Saxon Asset Securities Trust
567,623
3.363%,  8/25/2035, Ser.
2004-2, Class MF2
b
494,670
Sculptor CLO, Ltd.
950,000
3.463%,  (LIBOR 3M +
2.400%), 1/20/2035, Ser. 28A,
Class C
b,f
888,318
TCI-Flatiron CLO, Ltd.
2,400,000
2.946%,  (TSFR3M +
2.100%), 1/17/2032, Ser.
2016-1A, Class CR3
b,f
2,263,715
VCAT Asset Securitization, LLC
350,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
f,g
331,585
Whitebox CLO III, Ltd.
1,225,000
3.244%,  (LIBOR 3M +
2.200%), 10/15/2034, Ser.
2021-3A, Class C
b,f
1,135,199
Wind River CLO, Ltd.
950,000
3.063%,  (LIBOR 3M +
2.000%), 7/20/2030, Ser.
2013-1A, Class BRR
b,f
901,746
Total 37,284,660
Basic Materials (0.9%)
Alcoa Nederland Holding BV
555,000 5.500%,  12/15/2027
f
525,862
Anglo American Capital plc
200,000 3.875%,  3/16/2029
f
183,937
Chemours Company
465,000 5.750%,  11/15/2028
f
396,287
Cleveland-Cliffs, Inc.
410,000 5.875%,  6/1/2027
h
382,337
210,000 4.625%,  3/1/2029
f,h
185,325
210,000 4.875%,  3/1/2031
f,h
185,150
Consolidated Energy Finance SA
665,000 5.625%,  10/15/2028
f
534,965
Ecolab, Inc.
174,000 2.125%,  2/1/2032 146,755
EverArc Escrow Sarl
352,000 5.000%,  10/30/2029
f
296,284
First Quantum Minerals, Ltd.
739,000 6.875%,  10/15/2027
f
660,710
Freeport-McMoRan, Inc.
413,000 4.625%,  8/1/2030 383,173
Glencore Funding, LLC
196,000 4.000%,  3/27/2027
f
188,465
Hecla Mining Company
160,000 7.250%,  2/15/2028 147,499

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (58.1%) Value
Basic Materials (0.9%) - continued
Hudbay Minerals, Inc.
$ 370,000 4.500%,  4/1/2026
f
$ 309,609
Ingevity Corporation
640,000 3.875%,  11/1/2028
f
536,000
LYB International Finance III, LLC
180,000 1.250%,  10/1/2025 162,875
Mercer International, Inc.
360,000 5.125%,  2/1/2029 307,307
Methanex Corporation
478,000 4.250%,  12/1/2024 455,295
Mosaic Company
73,000 3.250%,  11/15/2022 73,076
300,000 4.050%,  11/15/2027 293,430
Novelis Corporation
150,000 3.250%,  11/15/2026
f
126,791
210,000 4.750%,  1/30/2030
f
174,548
150,000 3.875%,  8/15/2031
f
115,528
Nutrien, Ltd.
273,000 4.000%,  12/15/2026 270,556
OCI NV
264,000 4.625%,  10/15/2025
f
254,817
Olin Corporation
670,000 5.125%,  9/15/2027 615,847
SCIL USA Holdings, LLC
327,000 5.375%,  11/1/2026
f
261,600
SPCM SA
392,000 3.375%,  3/15/2030
f
306,740
SunCoke Energy, Inc.
435,000 4.875%,  6/30/2029
f
347,606
Syngenta Finance NV
264,000 5.182%,  4/24/2028
f
267,238
Taseko Mines, Ltd.
310,000 7.000%,  2/15/2026
f
263,846
Unifrax Escrow Issuer Corporation
358,000 5.250%,  9/30/2028
f
285,646
United States Steel Corporation
649,000 6.875%,  3/1/2029
h
566,311
Westlake Corporation
130,000 3.600%,  8/15/2026 126,556
Total 10,337,971
Capital Goods (1.8%)
Advanced Drainage Systems, Inc.
430,000 6.375%,  6/15/2030
f
419,925
AECOM
605,000 5.125%,  3/15/2027 571,725
Amsted Industries, Inc.
410,000 5.625%,  7/1/2027
f
385,400
ARD Finance SA
138,000 6.500%,  6/30/2027
f
102,363
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
400,000 5.250%,  8/15/2027
f
285,224
206,000 5.250%,  8/15/2027
f
146,890
Boeing Company
340,000 4.875%,  5/1/2025 338,745
222,000 2.196%,  2/4/2026 200,103
197,000 3.250%,  3/1/2028 175,383
293,000 5.150%,  5/1/2030 281,244
Principal
Amount Long-Term Fixed Income (58.1%) Value
Capital Goods (1.8%) - continued
Bombardier, Inc.
$ 427,000 7.125%,  6/15/2026
f
$ 352,053
380,000 7.875%,  4/15/2027
f
316,316
330,000 6.000%,  2/15/2028
f
247,302
Builders FirstSource, Inc.
250,000 5.000%,  3/1/2030
f
211,862
Carrier Global Corporation
265,000 2.722%,  2/15/2030 228,810
Caterpillar Financial Services
Corporation
208,000 3.400%,  5/13/2025 207,464
Chart Industries, Inc., Convertible
286,000 1.000%,  11/15/2024
f
821,535
Clydesdale Acquisition Holdings,
Inc.
58,000 6.625%,  4/15/2029
f
54,499
116,000 8.750%,  4/15/2030
f
100,058
CNH Industrial Capital, LLC
89,000 1.950%,  7/2/2023 86,982
Cornerstone Building Brands, Inc.
298,000 6.125%,  1/15/2029
f
191,448
Covanta Holding Corporation
210,000 5.000%,  9/1/2030 171,423
Covert Mergeco, Inc.
296,000 4.875%,  12/1/2029
f
240,861
CP Atlas Buyer, Inc.
340,000 7.000%,  12/1/2028
f,h
245,541
Crown Cork & Seal Company, Inc.
340,000 7.375%,  12/15/2026 347,313
General Electric Company
603,000
5.159%,  (LIBOR 3M +
3.330%), 9/15/2022
b,i
528,349
GFL Environmental, Inc.
311,000 4.000%,  8/1/2028
f
256,575
617,000 3.500%,  9/1/2028
f
529,077
H&E Equipment Services, Inc.
669,000 3.875%,  12/15/2028
f
541,054
Howard Midstream Energy
Partners, LLC
412,000 6.750%,  1/15/2027
f
354,939
Howmet Aerospace, Inc.
227,000 6.875%,  5/1/2025 233,197
718,000 3.000%,  1/15/2029 594,676
Huntington Ingalls Industries, Inc.
196,000 4.200%,  5/1/2030 184,683
JELD-WEN, Inc.
176,000 4.625%,  12/15/2025
f
149,600
John Deere Capital Corporation
281,000 2.800%,  7/18/2029 258,636
144,000 3.900%,  6/7/2032 142,353
KBR, Inc., Convertible
504,000 2.500%,  11/1/2023 971,712
Mauser Packaging Solutions
Holding Company
310,000 5.500%,  4/15/2024
f
296,050
470,000 7.250%,  4/15/2025
f,h
410,075
Meritage Homes Corporation
198,000 3.875%,  4/15/2029
f
164,124
Meritor, Inc.
260,000 4.500%,  12/15/2028
f
250,333

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (58.1%) Value
Capital Goods (1.8%) - continued
MIWD Holdco II, LLC
$ 226,000 5.500%,  2/1/2030
f
$ 181,876
Nesco Holdings II, Inc.
245,000 5.500%,  4/15/2029
f
205,188
New Enterprise Stone and Lime
Company, Inc.
509,000 5.250%,  7/15/2028
f
418,416
OI European Group BV
503,000 4.750%,  2/15/2030
f
421,263
Otis Worldwide Corporation
230,000 2.056%,  4/5/2025 217,809
Owens-Brockway Glass Container,
Inc.
340,000 5.875%,  8/15/2023
f
336,600
Pactiv Evergreen Group
305,000 4.375%,  10/15/2028
f
259,250
Parker-Hannifin Corporation
129,000 2.700%,  6/14/2024 125,884
Patrick Industries, Inc., Convertible
197,000 1.000%,  2/1/2023 192,863
PGT Innovations, Inc.
408,000 4.375%,  10/1/2029
f
321,692
Raytheon Technologies
Corporation
312,000 4.125%,  11/16/2028 307,904
Republic Services, Inc.
131,000 3.950%,  5/15/2028 128,424
Siemens
Financieringsmaatschappij NV
196,000 1.700%,  3/11/2028
f
171,719
SRM Escrow Issuer, LLC
580,000 6.000%,  11/1/2028
f
490,233
Sunpower Corporation,
Convertible
191,000 4.000%,  1/15/2023 197,399
Textron, Inc.
196,000 3.650%,  3/15/2027 188,935
Titan Acquisition, Ltd.
160,000 7.750%,  4/15/2026
f
147,072
TransDigm, Inc.
290,000 6.250%,  3/15/2026
f
279,488
1,289,000 5.500%,  11/15/2027 1,093,562
United Rentals North America, Inc.
600,000 4.875%,  1/15/2028 567,288
310,000 4.000%,  7/15/2030 265,013
Victors Merger Corporation
194,000 6.375%,  5/15/2029
f
118,340
Waste Connections, Inc.
70,000 3.200%,  6/1/2032 62,395
Waste Pro USA, Inc.
185,000 5.500%,  2/15/2026
f
164,336
WESCO Distribution, Inc.
545,000 7.250%,  6/15/2028
f
539,005
Total 19,997,856
Collateralized Mortgage Obligations (4.1%)
Alternative Loan Trust
597,833
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 389,218
Principal
Amount Long-Term Fixed Income (58.1%) Value
Collateralized Mortgage Obligations (4.1%) -
continued
Banc of America Alternative Loan
Trust
$ 642,352
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 $ 571,153
Banc of America Mortgage
Securities Trust
454,846
2.246%,  9/25/2035, Ser.
2005-H, Class 3A1
b
424,724
Bear Stearns Adjustable Rate
Mortgage Trust
120,837
2.380%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
b
119,720
Business Jet Securities, LLC
381,541
2.981%,  11/15/2035, Ser.
2020-1A, Class A
f
350,024
CHL Mortgage Pass-Through Trust
237,972
2.884%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
235,194
993,602
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 610,865
CHNGE Mortgage Trust
1,663,697
3.757%,  3/25/2067, Ser.
2022-2, Class A1
b,f
1,583,386
1,750,000
5.000%,  5/25/2067, Ser.
2022-3, Class A1
b,f
1,711,984
CIM Trust
412,489
5.000%,  12/25/2057, Ser.
2018-R3, Class A1
b,f
413,579
Citigroup Mortgage Loan Trust,
Inc.
1,111,162
2.959%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
989,168
Countrywide Alternative Loan Trust
548,406
5.000%,  3/25/2035, Ser.
2005-3CB, Class 1A1 489,312
251,257
2.737%,  10/25/2035, Ser.
2005-43, Class 4A1
b
219,916
186,032
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 158,395
Countrywide Home Loan
Mortgage Pass Through Trust
515,570
2.487%,  11/25/2035, Ser.
2005-22, Class 2A1
b
460,700
Credit Suisse Mortgage Trust
642,278
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
b,f
568,713
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
860,330
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 802,076
374,564
2.006%,  8/25/2035, Ser.
2005-AR1, Class 2A3
b
346,400
Eagle Re, Ltd.
1,383,599
3.424%,  (LIBOR 1M +
1.800%), 4/25/2029, Ser.
2019-1, Class M1B
b,f
1,371,459
Federal Home Loan Mortgage
Corporation
1,937,911
3.500%,  8/15/2035, Ser.
345, Class C8
j
221,695

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (58.1%) Value
Collateralized Mortgage Obligations (4.1%) -
continued
Federal Home Loan Mortgage
Corporation - REMIC
$ 6,694,150
1.500%,  12/25/2050, Ser.
5107, Class IO
j
$ 613,540
119,781
2.500%,  12/15/2022, Ser.
4155, Class AI
j
445
398,850
2.500%,  5/15/2027, Ser.
4106, Class HI
j
13,150
1,387,539
3.000%,  5/15/2027, Ser.
4046, Class GI
j
61,381
1,243,263
3.000%,  7/15/2027, Ser.
4084, Class NI
j
61,783
1,888,661
3.000%,  7/15/2027, Ser.
4074, Class IO
j
98,491
622,967
2.500%,  2/15/2028, Ser.
4162, Class AI
j
30,456
1,348,690
2.500%,  2/15/2028, Ser.
4161, Class UI
j
63,476
2,121,360
2.500%,  3/15/2028, Ser.
4177, Class EI
j
104,899
1,815,424
3.500%,  10/15/2032, Ser.
4119, Class KI
j
207,019
1,282,901
3.000%,  2/15/2033, Ser.
4170, Class IG
j
128,939
2,221,027
3.000%,  4/15/2033, Ser.
4203, Class DI
j
143,791
Federal National Mortgage
Association
4,606,325 3.500%,  7/1/2061
e
4,469,480
Federal National Mortgage
Association - REMIC
2,323,197
3.000%,  7/25/2027, Ser.
2012-73, Class DI
j
104,953
1,558,429
3.000%,  7/25/2027, Ser.
2012-74, Class AI
j
63,314
2,997,802
3.000%,  8/25/2027, Ser.
2012-95, Class HI
j
115,311
1,511,451
3.500%,  9/25/2027, Ser.
2012-98, Class YI
j
77,988
4,182,808
3.000%,  11/25/2027, Ser.
2012-121, Class BI
j
225,662
2,137,992
3.000%,  12/25/2027, Ser.
2012-139, Class DI
j
94,219
1,076,641
2.500%,  1/25/2028, Ser.
2012-152, Class AI
j
49,464
2,820,569
3.000%,  1/25/2028, Ser.
2012-147, Class EI
j
124,893
993,607
2.500%,  2/25/2028, Ser.
2013-46, Class CI
j
40,982
940,356
3.000%,  2/25/2028, Ser.
2013-2, Class GI
j
48,548
574,179
3.000%,  4/25/2028, Ser.
2013-30, Class DI
j
31,070
2,010,689
3.000%,  11/25/2031, Ser.
2013-69, Class IO
j
81,615
1,635,922
3.000%,  2/25/2033, Ser.
2013-1, Class YI
j
158,752
First Horizon Alternative Mortgage
Securities Trust
221,101
2.598%,  3/25/2035, Ser.
2005-AA2, Class 1A1
b
201,171
225,650
2.562%,  7/25/2035, Ser.
2005-AA5, Class 2A1
b
209,810
Principal
Amount Long-Term Fixed Income (58.1%) Value
Collateralized Mortgage Obligations (4.1%) -
continued
Flagstar Mortgage Trust
$ 626,864
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,f
$ 573,222
Genworth Mortgage Insurance
Corporation
1,000,000
2.826%,  (SOFR30A +
1.900%), 2/25/2034, Ser.
2021-3, Class M1A
b,f
988,251
GMAC Mortgage Corporation
Loan Trust
441,343
3.214%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
410,588
Government National Mortgage
Association
482,702
4.000%,  1/16/2027, Ser.
2012-3, Class IO
j
20,713
IndyMac IMJA Mortgage Loan
Trust
946,111
6.250%,  11/25/2037, Ser.
2007-A3, Class A1 492,411
J.P. Morgan Mortgage Trust
877,681
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
b,f
724,570
95,129
6.500%,  1/25/2035, Ser.
2005-S1, Class 1A2 96,504
475,388
2.896%,  2/25/2036, Ser.
2006-A1, Class 2A2
b
387,816
Legacy Mortgage Asset Trust
1,237,264
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
f,g
1,209,234
Merrill Lynch Alternative Note
Asset Trust
516,918
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 262,434
Pretium Mortgage Credit Partners,
LLC
1,900,000
5.438%,  1/25/2052, Ser.
2022-NPL1, Class A2
f,g
1,797,125
1,250,000
3.844%,  6/27/2060, Ser.
2021-NPL2, Class A2
f,g
1,166,212
1,300,000
3.721%,  7/25/2051, Ser.
2021-NPL3, Class A2
f,g
1,140,926
Radnor Re, Ltd.
2,300,000
4.324%,  (LIBOR 1M +
2.700%), 3/25/2028, Ser.
2018-1, Class M2
b,f
2,281,591
Renaissance Home Equity Loan
Trust
1,429,634
5.797%,  8/25/2036, Ser.
2006-2, Class AF3
g
639,468
Residential Accredit Loans, Inc.
Trust
545,962
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 480,013
361,103
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 309,562
653,520
6.250%,  4/25/2037, Ser.
2007-QS6, Class A6 577,531
Residential Asset Securitization
Trust
387,831
2.056%,  1/25/2034, Ser.
2004-IP1, Class A1
b
373,265

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (58.1%) Value
Collateralized Mortgage Obligations (4.1%) -
continued
$ 1,192,880
5.500%,  4/25/2035, Ser.
2005-A1, Class A3 $ 1,145,515
Residential Funding Mortgage
Security I Trust
426,666
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 356,091
Sequoia Mortgage Trust
571,751
2.927%,  9/20/2046, Ser.
2007-1, Class 4A1
b
412,955
Silver Hill Trust
532,490
3.102%,  11/25/2049, Ser.
2019-1, Class A1
b,f
511,520
Starwood Mortgage Residential
Trust
832,200
3.970%,  4/25/2060, Ser.
2020-2, Class A2
b,f
832,595
Structured Adjustable Rate
Mortgage Loan Trust
247,240
2.841%,  7/25/2035, Ser.
2005-15, Class 4A1
b
217,213
Toorak Mortgage Corporation, Ltd.
1,399,269
2.734%,  3/25/2023, Ser.
2020-1, Class A1
f,g
1,388,992
Vericrest Opportunity Loan
Transferee
1,250,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
f,g
1,176,149
1,550,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
f,g
1,487,973
1,100,000
4.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
f,g
1,040,676
325,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
f,g
305,189
1,675,000
4.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
f,g
1,578,564
400,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
f,g
370,633
Verus Securitization Trust
1,483,863
2.491%,  11/25/2066, Ser.
2021-8, Class A3
b,f
1,308,221
WaMu Mortgage Pass-Through
Certificates
252,429
2.422%,  5/25/2033, Ser.
2003-AR4, Class A7
b
243,641
Washington Mutual Mortgage
Pass-Through Certificates
369,232
6.000%,  3/25/2035, Ser.
2005-1, Class 2A 325,339
Total 46,294,985
Commercial Mortgage-Backed Securities (0.9%)
BANK 2021-BNK36
1,000,000
2.470%,  9/15/2064, Ser.
2021-BN36, Class A5 860,908
BANK 2021-BNK37
1,325,000
2.618%,  11/15/2064, Ser.
2021-BN37, Class A5
b
1,155,857
BANK 2022-BNK39
1,700,000
2.928%,  2/15/2055, Ser.
2022-BNK39, Class A4 1,524,024
Principal
Amount Long-Term Fixed Income (58.1%) Value
Commercial Mortgage-Backed Securities (0.9%)
- continued
BANK 2022-BNK40
$ 1,550,000
3.507%,  3/15/2064, Ser.
2022-BNK40, Class A4
b
$ 1,444,436
Barclays Commercial Mortgage
Securities, LLC
1,400,000
3.662%,  4/15/2055, Ser.
2022-C15, Class A5
b
1,325,233
BBCMS Mortgage Trust
1,818,723
0.740%,  2/15/2055, Ser.
2022-C14, Class XA
b,j
86,666
500,000
2.946%,  2/15/2055, Ser.
2022-C14, Class A5
b
445,661
1,600,000
4.600%,  6/15/2055, Ser.
2022-C16, Class A5
b
1,634,050
900,000
2.689%,  11/15/2054, Ser.
2021-C12, Class A5 785,886
BFLD Trust
1,250,000
3.024%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,f
1,206,566
Total 10,469,287
Communications Services (2.5%)
Altice France SA
130,000 8.125%,  2/1/2027
f
119,651
135,000 5.500%,  1/15/2028
f
108,791
485,000 5.125%,  7/15/2029
f
366,175
483,000 5.500%,  10/15/2029
f
368,969
AMC Networks, Inc.
383,000 4.750%,  8/1/2025 356,780
American Tower Corporation
125,000 3.375%,  5/15/2024 123,173
260,000 4.400%,  2/15/2026 258,402
135,000 1.450%,  9/15/2026 118,071
196,000 3.800%,  8/15/2029 179,905
AT&T, Inc.
407,000 4.300%,  2/15/2030 397,192
Cable One, Inc., Convertible
652,000 1.125%,  3/15/2028 546,376
CCO Holdings, LLC
325,000 5.500%,  5/1/2026
f
317,106
620,000 5.125%,  5/1/2027
f
585,125
16,000 4.750%,  3/1/2030
f
13,684
695,000 4.500%,  8/15/2030
f
577,043
588,000 4.750%,  2/1/2032
f
481,454
360,000 4.250%,  1/15/2034
f
278,100
Cengage Learning, Inc.
462,000 9.500%,  6/15/2024
f
427,350
Charter Communications
Operating, LLC
227,000 4.500%,  2/1/2024 228,343
139,000 4.908%,  7/23/2025 139,322
196,000 5.050%,  3/30/2029 188,642
Clear Channel Worldwide
Holdings, Inc.
358,000 5.125%,  8/15/2027
f
302,270
351,000 7.750%,  4/15/2028
f
255,377
Comcast Corporation
156,000 2.350%,  1/15/2027 145,417
326,000 3.400%,  4/1/2030 305,878

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (58.1%) Value
Communications Services (2.5%) - continued
CommScope, Inc.
$ 270,000 7.125%,  7/1/2028
f
$ 205,222
Consolidated Communications,
Inc.
355,000 5.000%,  10/1/2028
f
283,776
Crown Castle International
Corporation
218,000 2.900%,  3/15/2027 201,029
CSC Holdings, LLC
760,000 5.375%,  2/1/2028
f
657,400
365,000 6.500%,  2/1/2029
f
329,642
349,000 4.125%,  12/1/2030
f
272,220
Deutsche Telekom International
Finance BV
164,000 2.485%,  9/19/2023
f
161,903
DIRECTV Holdings, LLC
498,000 5.875%,  8/15/2027
f
424,829
Discovery Communications, LLC
148,000 2.950%,  3/20/2023 146,985
DISH DBS Corporation
184,000 5.250%,  12/1/2026
f
144,227
145,000 7.375%,  7/1/2028 98,629
259,000 5.750%,  12/1/2028
f
191,766
Entercom Media Corporation
548,000 6.500%,  5/1/2027
f
326,118
Frontier Communications
Holdings, LLC
450,000 5.875%,  10/15/2027
f
404,596
109,000 8.750%,  5/15/2030
f
110,198
GCI, LLC
380,000 4.750%,  10/15/2028
f
329,250
Gray Escrow II, Inc.
800,000 5.375%,  11/15/2031
f
640,984
Gray Television, Inc.
370,000 4.750%,  10/15/2030
f
289,525
Hughes Satellite Systems
Corporation
200,000 6.625%,  8/1/2026 177,500
iHeartCommunications, Inc.
385,000 4.750%,  1/15/2028
f
317,271
Iliad Holding SASU
390,000 6.500%,  10/15/2026
f
350,988
LCPR Senior Secured Financing
DAC
297,000 6.750%,  10/15/2027
f
277,051
Level 3 Financing, Inc.
660,000 4.625%,  9/15/2027
f
562,650
455,000 4.250%,  7/1/2028
f
364,569
Magallanes, Inc.
148,000 3.638%,  3/15/2025
f
143,339
215,000 4.054%,  3/15/2029
f
196,935
145,000 4.279%,  3/15/2032
f
129,593
NBN Company, Ltd.
235,000 2.625%,  5/5/2031
f
200,412
Netflix, Inc.
155,000 5.875%,  2/15/2025 157,325
290,000 4.875%,  4/15/2028 272,905
271,000 5.875%,  11/15/2028 264,959
Nexstar Escrow Corporation
679,000 5.625%,  7/15/2027
f
619,588
Principal
Amount Long-Term Fixed Income (58.1%) Value
Communications Services (2.5%) - continued
NTT Finance Corporation
$ 156,000 1.162%,  4/3/2026
f
$ 140,131
Omnicom Group, Inc.
196,000 4.200%,  6/1/2030 187,234
Paramount Global
315,000 6.375%,  3/30/2062
b
281,232
129,000 4.750%,  5/15/2025 130,197
Radiate Holdco, LLC
210,000 6.500%,  9/15/2028
f
162,304
Rogers Communications, Inc.
250,000 5.250%,  3/15/2082
b,f
218,682
S&P Global, Inc.
144,000 2.900%,  3/1/2032
f
128,335
Scripps Escrow II, Inc.
205,000 5.375%,  1/15/2031
f
163,498
Scripps Escrow, Inc.
250,000 5.875%,  7/15/2027
f
218,866
Sinclair Television Group, Inc.
681,000 5.500%,  3/1/2030
f
501,433
Sirius XM Radio, Inc.
495,000 5.000%,  8/1/2027
f
459,122
275,000 4.000%,  7/15/2028
f
237,875
Sprint Capital Corporation
667,000 6.875%,  11/15/2028 701,364
395,000 8.750%,  3/15/2032 475,375
Sprint Corporation
1,399,000 7.625%,  2/15/2025 1,458,203
TEGNA, Inc.
697,000 4.625%,  3/15/2028 651,695
Telesat Canada
205,000 4.875%,  6/1/2027
f
119,925
75,000 6.500%,  10/15/2027
f
31,552
T-Mobile USA, Inc.
151,000 3.500%,  4/15/2025 147,684
261,000 3.875%,  4/15/2030 243,580
60,000 2.875%,  2/15/2031 49,814
Twitter, Inc.
93,000 3.875%,  12/15/2027
f
87,676
Twitter, Inc., Convertible
1,021,000 Zero Coupon,  3/15/2026 903,649
United States Cellular Corporation
330,000 6.700%,  12/15/2033 314,325
Uniti Fiber Holdings, Inc.,
Convertible
178,000 4.000%,  6/15/2024
f
188,791
Uniti Group, LP
125,000 4.750%,  4/15/2028
f
102,799
Univision Communications, Inc.
665,000 6.625%,  6/1/2027
f
633,153
VeriSign, Inc.
295,000 4.750%,  7/15/2027 288,643
Verizon Communications, Inc.
260,000 2.100%,  3/22/2028 230,938
196,000 3.150%,  3/22/2030 178,202
131,000 2.550%,  3/21/2031 112,006
311,000 2.355%,  3/15/2032 257,862
Vodafone Group plc
300,000 7.000%,  4/4/2079
b
294,285
VTR Finance NV
250,000 6.375%,  7/15/2028
f
178,349

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (58.1%) Value
Communications Services (2.5%) - continued
VZ Secured Financing BV
$ 573,000 5.000%,  1/15/2032
f
$ 475,590
Walt Disney Company
130,000 3.800%,  3/22/2030 125,692
Zayo Group Holdings, Inc.
240,000 4.000%,  3/1/2027
f
199,102
Total 27,721,143
Consumer Cyclical (3.0%)
1011778 B.C., ULC
560,000 4.375%,  1/15/2028
f
489,608
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
359,000 10.500%,  2/15/2028
f
185,294
Allied Universal Finance
Corporation
260,000 4.625%,  6/1/2028
f
210,395
Allied Universal Holdco, LLC
195,000 6.625%,  7/15/2026
f
178,938
300,000 4.625%,  6/1/2028
f
247,411
379,000 6.000%,  6/1/2029
f
275,219
Allison Transmission, Inc.
80,000 4.750%,  10/1/2027
f
73,174
535,000 3.750%,  1/30/2031
f
428,770
Amazon.com, Inc.
279,000 3.300%,  4/13/2027 273,715
263,000 1.650%,  5/12/2028 233,039
131,000 1.500%,  6/3/2030 108,845
American Axle & Manufacturing,
Inc.
699,000 6.500%,  4/1/2027
h
618,615
Arko Corporation
255,000 5.125%,  11/15/2029
f
193,169
Ashton Woods USA, LLC
240,000 4.625%,  8/1/2029
f
180,000
BellRing Brands, Inc.
301,000 7.000%,  3/15/2030
f
283,693
Best Buy Company, Inc.
131,000 1.950%,  10/1/2030 104,049
Bloomin' Brands, Inc., Convertible
87,000 5.000%,  5/1/2025 137,547
Boyd Gaming Corporation
370,000 4.750%,  6/15/2031
f
312,657
Boyne USA, Inc.
285,000 4.750%,  5/15/2029
f
246,793
Brookfield Property REIT, Inc.
232,000 5.750%,  5/15/2026
f,h
211,700
Brookfield Residential Properties,
Inc.
400,000 6.250%,  9/15/2027
f
331,578
Burlington Stores, Inc., Convertible
503,000 2.250%,  4/15/2025 495,769
Caesars Entertainment, Inc.
583,000 6.250%,  7/1/2025
f
561,855
190,000 8.125%,  7/1/2027
f
183,588
408,000 4.625%,  10/15/2029
f
317,220
Callaway Golf Company,
Convertible
69,000 2.750%,  5/1/2026 92,417
Carnival Corporation
137,000 10.500%,  2/1/2026
f
136,379
Principal
Amount Long-Term Fixed Income (58.1%) Value
Consumer Cyclical (3.0%) - continued
$ 704,000 7.625%,  3/1/2026
f
$ 545,276
570,000 5.750%,  3/1/2027
f
411,700
Cedar Fair, LP
179,000 5.375%,  4/15/2027 169,635
494,000 5.250%,  7/15/2029
h
435,648
Churchill Downs, Inc.
245,000 4.750%,  1/15/2028
f
218,050
Cinemark USA, Inc.
472,000 5.875%,  3/15/2026
f,h
420,873
Clarios Global, LP
185,000 8.500%,  5/15/2027
f
178,798
Cushman & Wakefield US
Borrower, LLC
211,000 6.750%,  5/15/2028
f
195,966
D.R. Horton, Inc.
75,000 2.600%,  10/15/2025 70,668
Daimler Finance North America,
LLC
191,000 1.450%,  3/2/2026
f
172,982
Dana, Inc.
395,000 5.625%,  6/15/2028 340,008
Darden Restaurants, Inc.
190,000 3.850%,  5/1/2027 182,715
Dick's Sporting Goods, Inc.,
Convertible
200,000 3.250%,  4/15/2025 476,375
Empire Communities Corporation
390,000 7.000%,  12/15/2025
f
308,100
Expedia Group, Inc.
224,000 4.625%,  8/1/2027 215,209
229,000 3.250%,  2/15/2030 190,981
Expedia Group, Inc., Convertible
280,000 Zero Coupon,  2/15/2026
h
252,700
Ford Motor Company
232,000 3.250%,  2/12/2032 173,513
Ford Motor Company, Convertible
926,000 Zero Coupon,  3/15/2026
h
844,512
Ford Motor Credit Company, LLC
510,000 4.063%,  11/1/2024 483,833
418,000 2.300%,  2/10/2025 375,322
920,000 4.134%,  8/4/2025 871,410
814,000 2.700%,  8/10/2026 693,650
250,000 2.900%,  2/10/2029 196,060
Forestar Group, Inc.
330,000 3.850%,  5/15/2026
f
271,187
Gap, Inc.
122,000 3.625%,  10/1/2029
f
85,668
General Motors Company
148,000 6.125%,  10/1/2025 152,993
196,000 6.800%,  10/1/2027 206,361
General Motors Financial
Company, Inc.
311,000 3.950%,  4/13/2024 308,613
158,000 1.200%,  10/15/2024 146,926
199,000 2.900%,  2/26/2025 189,915
149,000 2.750%,  6/20/2025 139,800
270,000 5.700%,  9/30/2030
b,i
234,900
132,000 2.700%,  6/10/2031 104,004
Goodyear Tire & Rubber Company
250,000 5.000%,  7/15/2029 207,039
185,000 5.250%,  7/15/2031 148,694

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (58.1%) Value
Consumer Cyclical (3.0%) - continued
Guitar Center Escrow Issuer II, Inc.
$ 122,000 8.500%,  1/15/2026
f
$ 107,665
Hanesbrands, Inc.
352,000 4.875%,  5/15/2026
f
326,044
Herc Holdings, Inc.
330,000 5.500%,  7/15/2027
f
301,257
Hilton Domestic Operating
Company, Inc.
745,000 4.875%,  1/15/2030 673,294
Hilton Grand Vacations Borrower
Escrow, LLC
495,000 5.000%,  6/1/2029
f
400,950
Home Depot, Inc.
214,000 3.250%,  4/15/2032 199,362
Hyundai Capital America
105,000 1.800%,  10/15/2025
f
96,031
196,000 3.000%,  2/10/2027
f
180,288
134,000 2.100%,  9/15/2028
f
112,929
International Game Technology plc
510,000 5.250%,  1/15/2029
f
461,805
Jacobs Entertainment, Inc.
228,000 6.750%,  2/15/2029
f
192,804
KB Home
360,000 4.800%,  11/15/2029 300,232
Kohl's Corporation
125,000 3.375%,  5/1/2031
h
108,407
L Brands, Inc.
719,000 6.625%,  10/1/2030
f
621,029
130,000 6.875%,  11/1/2035 105,625
Lennar Corporation
16,000 4.875%,  12/15/2023 16,088
77,000 5.875%,  11/15/2024 79,165
148,000 4.750%,  5/30/2025 147,785
Lowe's Companies, Inc.
198,000 4.000%,  4/15/2025 198,654
264,000 4.500%,  4/15/2030 260,833
Macy's Retail Holdings, LLC
365,000 5.875%,  4/1/2029
f
310,706
139,000 6.125%,  3/15/2032
f
116,065
Magic MergerCo, Inc.
277,000 5.250%,  5/1/2028
f
217,714
Marriott International, Inc.
303,000 3.750%,  10/1/2025 296,563
198,000 4.625%,  6/15/2030 189,820
Mastercard, Inc.
146,000 2.000%,  11/18/2031 123,045
Mattamy Group Corporation
324,000 5.250%,  12/15/2027
f
264,586
McDonald's Corporation
177,000 3.800%,  4/1/2028 173,440
MGM Resorts International
844,000 5.750%,  6/15/2025 803,910
NCL Corporation, Ltd.
435,000 3.625%,  12/15/2024
f
361,813
173,000 5.875%,  2/15/2027
f
147,915
Nissan Motor Company, Ltd.
218,000 3.043%,  9/15/2023
f
214,318
O'Reilly Automotive, Inc.
196,000 3.900%,  6/1/2029 185,600
Principal
Amount Long-Term Fixed Income (58.1%) Value
Consumer Cyclical (3.0%) - continued
Penn National Gaming, Inc.
$ 370,000 4.125%,  7/1/2029
f
$ 280,756
PetSmart, Inc./PetSmart Finance
Corporation
480,000 4.750%,  2/15/2028
f
415,315
439,000 7.750%,  2/15/2029
f
395,324
Procter & Gamble Company
130,000 1.200%,  10/29/2030 106,157
Realogy Group, LLC
460,000 5.750%,  1/15/2029
f
348,827
Rite Aid Corporation
153,000 7.500%,  7/1/2025
f
123,930
Royal Caribbean Cruises, Ltd.
535,000 9.125%,  6/15/2023
f
529,094
603,000 4.250%,  7/1/2026
f
428,347
Scientific Games International, Inc.
520,000 7.250%,  11/15/2029
f
487,661
48,000 6.625%,  3/1/2030
f
40,800
SeaWorld Parks and
Entertainment, Inc.
168,000 5.250%,  8/15/2029
f
142,160
Six Flags Theme Parks, Inc.
240,000 7.000%,  7/1/2025
f
242,959
Staples, Inc.
328,000 7.500%,  4/15/2026
f
271,869
332,000 10.750%,  4/15/2027
f
219,120
Station Casinos, LLC
304,000 4.625%,  12/1/2031
f
237,120
Take-Two Interactive Software, Inc.
284,000 3.300%,  3/28/2024 280,212
Tapestry, Inc.
134,000 3.050%,  3/15/2032 109,172
Target Corporation
131,000 2.350%,  2/15/2030 115,691
Tenneco, Inc.
445,000 5.000%,  7/15/2026 416,075
Toll Brothers Finance Corporation
199,000 4.350%,  2/15/2028 179,823
Toyota Motor Credit Corporation
196,000 1.900%,  4/6/2028 174,211
164,000 4.450%,  6/29/2029 165,993
Travel + Leisure Company
330,000 6.625%,  7/31/2026
f
312,883
Uber Technologies, Inc.
270,000 6.250%,  1/15/2028
f,h
249,707
Vail Resorts, Inc., Convertible
237,000 Zero Coupon,  1/1/2026 206,190
Volkswagen Group of America
Finance, LLC
306,000 4.250%,  11/13/2023
f
305,966
74,000 3.350%,  5/13/2025
f
71,522
Wabash National Corporation
409,000 4.500%,  10/15/2028
f
312,885
Wyndham Hotels & Resorts, Inc.
195,000 4.375%,  8/15/2028
f
170,559
Yum! Brands, Inc.
526,000 4.750%,  1/15/2030
f
477,345

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (58.1%) Value
Consumer Cyclical (3.0%) - continued
ZF North America Capital, Inc.
$ 260,000 4.750%,  4/29/2025
f
$ 239,850
Total 34,084,786
Consumer Non-Cyclical (2.9%)
AbbVie, Inc.
162,000 2.800%,  3/15/2023 161,524
610,000 3.600%,  5/14/2025 600,080
Agilent Technologies, Inc.
174,000 2.300%,  3/12/2031 141,751
Albertson's Companies, Inc.
546,000 3.500%,  3/15/2029
f
441,885
Altria Group, Inc.
176,000 4.400%,  2/14/2026 172,885
130,000 4.800%,  2/14/2029 123,522
Anheuser-Busch InBev Worldwide,
Inc.
286,000 4.000%,  4/13/2028 282,330
261,000 4.750%,  1/23/2029 265,532
Anthem, Inc.
196,000 2.550%,  3/15/2031 169,243
Aramark Services, Inc.
90,000 6.375%,  5/1/2025
f
88,051
633,000 5.000%,  2/1/2028
f
573,631
AstraZeneca Finance, LLC
306,000 1.750%,  5/28/2028 269,957
AstraZeneca plc
259,000 0.700%,  4/8/2026 230,423
Avantor Funding, Inc.
655,000 4.625%,  7/15/2028
f
600,438
BAT Capital Corporation
117,000 3.222%,  8/15/2024 113,725
BAT International Finance plc
149,000 1.668%,  3/25/2026 131,847
Bausch Health Companies, Inc.
162,000 5.500%,  11/1/2025
f
142,282
281,000 9.000%,  12/15/2025
f
207,617
1,141,000 5.000%,  1/30/2028
f
607,583
355,000 4.875%,  6/1/2028
f
277,802
Baxter International, Inc.
134,000 2.539%,  2/1/2032 113,118
Becton, Dickinson and Company
196,000 2.823%,  5/20/2030 172,399
BioMarin Pharmaceutical, Inc.,
Convertible
172,000 1.250%,  5/15/2027 170,934
Bio-Rad Laboratories, Inc.
220,000 3.300%,  3/15/2027 207,580
Boston Scientific Corporation
84,000 3.450%,  3/1/2024 83,889
Bristol-Myers Squibb Company
218,000 2.950%,  3/15/2032 199,695
Bunge, Ltd. Finance Corporation
300,000 2.750%,  5/14/2031 247,614
Cargill, Inc.
207,000 3.625%,  4/22/2027
f
203,287
137,000 2.125%,  11/10/2031
f
114,221
Centene Corporation
435,000 4.250%,  12/15/2027 406,059
210,000 4.625%,  12/15/2029 195,825
Principal
Amount Long-Term Fixed Income (58.1%) Value
Consumer Non-Cyclical (2.9%) - continued
$ 1,094,000 3.000%,  10/15/2030 $ 906,653
Central Garden & Pet Company
460,000 4.125%,  10/15/2030 377,435
Chobani, LLC/Chobani Finance
Corporation, Inc.
418,000 4.625%,  11/15/2028
f
353,210
Community Health Systems, Inc.
185,000 5.625%,  3/15/2027
f
156,578
148,000 8.000%,  12/15/2027
f
134,400
260,000 6.000%,  1/15/2029
f
215,389
773,000 6.875%,  4/15/2029
f,h
498,585
Conagra Brands, Inc.
155,000 4.300%,  5/1/2024 155,593
Constellation Brands, Inc.
261,000 3.150%,  8/1/2029 234,916
Coty, Inc.
311,000 5.000%,  4/15/2026
f
284,954
CVS Health Corporation
198,000 4.100%,  3/25/2025 199,277
102,000 4.300%,  3/25/2028 100,921
DaVita, Inc.
281,000 4.625%,  6/1/2030
f
219,141
Diageo Capital plc
179,000 1.375%,  9/29/2025 167,011
Edgewell Personal Care Company
260,000 5.500%,  6/1/2028
f
236,574
Embecta Corporation
134,000 6.750%,  2/15/2030
f
120,644
Encompass Health Corporation
585,000 4.500%,  2/1/2028 500,818
Energizer Holdings, Inc.
445,000 4.375%,  3/31/2029
f
341,640
Estee Lauder Companies, Inc.
130,000 1.950%,  3/15/2031 109,492
Gilead Sciences, Inc.
196,000 2.950%,  3/1/2027 185,690
HCA, Inc.
722,000 5.375%,  2/1/2025 718,217
268,000 5.875%,  2/1/2029 268,205
HFC Prestige Products, Inc.
496,000 4.750%,  1/15/2029
f
425,732
HLF Financing SARL, LLC
689,000 4.875%,  6/1/2029
f
475,410
Humana, Inc.
131,000 2.150%,  2/3/2032 106,075
Imperial Brands Finance plc
164,000 3.125%,  7/26/2024
f
158,804
Ionis Pharmaceuticals, Inc.,
Convertible
219,000 0.125%,  12/15/2024 192,392
Jazz Investments I, Ltd.,
Convertible
778,000 2.000%,  6/15/2026 912,205
JBS Finance Luxembourg SARL
210,000 2.500%,  1/15/2027
f
182,671
165,000 3.625%,  1/15/2032
f
133,238
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
34,000 6.500%,  4/15/2029
f
34,204

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (58.1%) Value
Consumer Non-Cyclical (2.9%) - continued
Johnson & Johnson
$ 220,000 4.375%,  12/5/2033 $ 227,488
Kraft Heinz Foods Company
350,000 3.875%,  5/15/2027 338,468
Kroger Company
130,000 4.500%,  1/15/2029 129,382
Mattel, Inc.
930,000 3.375%,  4/1/2026
f
853,205
McKesson Corporation
148,000 0.900%,  12/3/2025 133,691
197,000 1.300%,  8/15/2026 175,289
Molina Healthcare, Inc.
450,000 4.375%,  6/15/2028
f
401,972
Mozart Debt Merger Sub, Inc.
362,000 3.875%,  4/1/2029
f
308,319
336,000 5.250%,  10/1/2029
f,h
275,957
Mylan, Inc.
96,000 4.200%,  11/29/2023 95,678
Newell Brands, Inc.
334,000 4.450%,  4/1/2026 318,139
Organon & Company
569,000 4.125%,  4/30/2028
f
503,565
Owens & Minor, Inc.
288,000 6.625%,  4/1/2030
f
263,079
Par Pharmaceutical, Inc.
410,000 7.500%,  4/1/2027
f
311,600
PepsiCo, Inc.
286,000 1.950%,  10/21/2031 243,622
Performance Food Group, Inc.
343,000 4.250%,  8/1/2029
f
286,405
Perrigo Finance Unlimited
Company
736,000 4.375%,  3/15/2026 695,634
Philip Morris International, Inc.
279,000 1.500%,  5/1/2025 261,662
Pilgrim's Pride Corporation
90,000 5.875%,  9/30/2027
f
86,175
364,000 3.500%,  3/1/2032
f
284,375
Post Holdings, Inc.
341,000 5.750%,  3/1/2027
f
330,344
212,000 5.625%,  1/15/2028
f
201,230
151,000 5.500%,  12/15/2029
f
134,991
330,000 4.500%,  9/15/2031
f
269,891
Prime Security Services Borrower,
LLC/Prime Finance Inc.
1,095,000 5.750%,  4/15/2026
f
1,021,088
QBE Insurance Group, Ltd.
320,000 5.875%,  5/12/2025
b,f,i
311,200
Roche Holdings, Inc.
200,000 2.076%,  12/13/2031
f
170,487
Royalty Pharma plc
296,000 1.200%,  9/2/2025 263,878
Scotts Miracle-Gro Company
264,000 4.500%,  10/15/2029 216,541
SEG Holding, LLC
540,000 5.625%,  10/15/2028
f
483,894
Simmons Foods, Inc.
691,000 4.625%,  3/1/2029
f
584,171
Spectrum Brands, Inc.
310,000 5.000%,  10/1/2029
f
268,069
Principal
Amount Long-Term Fixed Income (58.1%) Value
Consumer Non-Cyclical (2.9%) - continued
$ 200,000 5.500%,  7/15/2030
f
$ 179,992
Stryker Corporation
264,000 3.650%,  3/7/2028 257,096
Syneos Health, Inc.
410,000 3.625%,  1/15/2029
f
347,200
Sysco Corporation
131,000 5.950%,  4/1/2030 139,667
Takeda Pharmaceutical Company,
Ltd.
291,000 5.000%,  11/26/2028 296,424
Teleflex, Inc.
318,000 4.250%,  6/1/2028
f
287,324
Tenet Healthcare Corporation
140,000 4.625%,  7/15/2024 134,362
289,000 6.250%,  2/1/2027
f
266,000
1,055,000 5.125%,  11/1/2027
f
949,500
374,000 6.125%,  10/1/2028
f
320,062
Teva Pharmaceutical Finance
Netherlands III BV
608,000 3.150%,  10/1/2026 498,560
Thermo Fisher Scientific, Inc.
131,000 1.750%,  10/15/2028 114,527
TreeHouse Foods, Inc.
554,000 4.000%,  9/1/2028 451,366
United Natural Foods, Inc.
241,000 6.750%,  10/15/2028
f
225,224
UnitedHealth Group, Inc.
276,000 4.200%,  5/15/2032 275,775
Valeant Pharmaceuticals
International, Inc.
190,000 8.500%,  1/31/2027
f
133,238
Winnebago Industries, Inc.,
Convertible
265,000 1.500%,  4/1/2025 271,294
Zoetis, Inc.
144,000 3.250%,  2/1/2023 143,489
348,000 3.900%,  8/20/2028 336,886
Total 32,900,278
Energy (2.5%)
Antero Resources Corporation
525,000 5.375%,  3/1/2030
f
478,705
Archrock Partners, LP/Archrock
Partners Finance Corporation
530,000 6.250%,  4/1/2028
f
469,209
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
232,000 6.625%,  7/15/2026
f
208,815
BP Capital Markets America, Inc.
423,000 4.234%,  11/6/2028 420,098
BP Capital Markets plc
495,000 4.875%,  3/22/2030
b,i
430,970
Buckeye Partners, LP
385,000 3.950%,  12/1/2026 336,770
Callon Petroleum Company
324,000 8.250%,  7/15/2025 315,805
271,000 7.500%,  6/15/2030
f
249,358
Canadian Natural Resources, Ltd.
325,000 2.050%,  7/15/2025 304,064
Cenovus Energy, Inc.
426,000 5.375%,  7/15/2025 438,463

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (58.1%) Value
Energy (2.5%) - continued
Cheniere Corpus Christi Holdings,
LLC
$ 268,000 5.875%,  3/31/2025 $ 274,397
Cheniere Energy Partners, LP
132,000 4.500%,  10/1/2029 117,836
285,000 3.250%,  1/31/2032
f
224,437
Cheniere Energy, Inc.
442,000 4.625%,  10/15/2028 398,052
Chesapeake Energy Corporation
604,000 6.750%,  4/15/2029
f
584,086
CNX Resources Corporation
315,000 6.000%,  1/15/2029
f
294,273
CNX Resources Corporation,
Convertible
535,000 2.250%,  5/1/2026
h
781,902
Comstock Resources, Inc.
80,000 6.750%,  3/1/2029
f
71,634
310,000 5.875%,  1/15/2030
f
266,600
Continental Resources, Inc.
196,000 4.375%,  1/15/2028 184,240
145,000 5.750%,  1/15/2031
f
140,206
Coterra Energy, Inc.
260,000 4.375%,  6/1/2024
f
259,875
CrownRock Finance, Inc.
403,000 5.625%,  10/15/2025
f
378,820
Devon Energy Corporation
264,000 4.500%,  1/15/2030 249,375
Diamondback Energy, Inc.
65,000 3.125%,  3/24/2031 56,612
DT Midstream, Inc.
375,000 4.125%,  6/15/2029
f
317,812
125,000 4.375%,  6/15/2031
f
104,687
Enbridge, Inc.
246,000 2.150%,  2/16/2024 238,726
130,000 3.700%,  7/15/2027 124,500
661,000 6.250%,  3/1/2078
b
588,382
Endeavor Energy Resources, LP
280,000 5.750%,  1/30/2028
f
266,742
Energy Transfer, LP
108,000 4.200%,  9/15/2023 108,160
371,000 5.875%,  1/15/2024 378,281
196,000 3.750%,  5/15/2030 176,639
EnLink Midstream Partners, LP
460,000 4.850%,  7/15/2026 424,350
Enterprise Products Operating,
LLC
130,000 4.150%,  10/16/2028 127,001
560,000 4.875%,  8/16/2077
b
446,553
EQT Corporation
144,000 6.625%,  2/1/2025 148,137
EQT Corporation, Convertible
303,000 1.750%,  5/1/2026 713,716
Equinor ASA
92,000 2.875%,  4/6/2025 90,288
Exxon Mobil Corporation
118,000 2.992%,  3/19/2025 116,180
Ferrellgas, LP
282,000 5.375%,  4/1/2026
f
244,828
Halliburton Company
130,000 2.920%,  3/1/2030 114,804
Principal
Amount Long-Term Fixed Income (58.1%) Value
Energy (2.5%) - continued
Harvest Midstream, LP
$ 654,000 7.500%,  9/1/2028
f
$ 614,257
Hess Corporation
92,000 3.500%,  7/15/2024 90,570
Hess Midstream Operations, LP
325,000 5.625%,  2/15/2026
f
309,563
202,000 5.500%,  10/15/2030
f
181,295
Hilcorp Energy I, LP/Hilcorp
Finance Company
400,000 5.750%,  2/1/2029
f
351,256
500,000 6.250%,  4/15/2032
f
439,095
Holly Energy Partners, LP/Holly
Energy Finance Corporation
375,000 6.375%,  4/15/2027
f
352,973
ITT Holdings, LLC
435,000 6.500%,  8/1/2029
f
348,000
Kinder Morgan Energy Partners,
LP
193,000 3.450%,  2/15/2023 193,196
Laredo Petroleum, Inc.
690,000 7.750%,  7/31/2029
f,h
622,504
Marathon Oil Corporation
130,000 4.400%,  7/15/2027 126,920
Marathon Petroleum Corporation
366,000 4.700%,  5/1/2025 370,285
MEG Energy Corporation
374,000 7.125%,  2/1/2027
f
376,648
MPLX, LP
375,000 6.875%,  2/15/2023
b,i
356,130
325,000 1.750%,  3/1/2026 292,610
Murphy Oil Corporation
450,000 5.875%,  12/1/2027 419,963
Nabors Industries, Ltd.
470,000 7.250%,  1/15/2026
f
416,820
National Fuel Gas Company
295,000 5.500%,  1/15/2026 296,081
NuStar Logistics, LP
480,000 5.750%,  10/1/2025 448,800
Oasis Petroleum, Inc.
310,000 6.375%,  6/1/2026
f
286,750
Occidental Petroleum Corporation
125,000 8.500%,  7/15/2027 137,553
211,000 6.375%,  9/1/2028 213,638
260,000 6.450%,  9/15/2036 266,500
ONEOK, Inc.
194,000 2.200%,  9/15/2025 180,557
Ovintiv Exploration, Inc.
132,000 5.375%,  1/1/2026 133,461
PBF Holding Company, LLC
200,000 9.250%,  5/15/2025
f
209,250
Pioneer Natural Resources
Company
195,000 1.900%,  8/15/2030 159,260
Pioneer Natural Resources
Company, Convertible
248,000 0.250%,  5/15/2025 536,176
Plains All American Pipeline, LP
150,000 6.125%,  11/15/2022
b,i
106,500
317,000 4.650%,  10/15/2025 313,865
Precision Drilling Corporation
390,000 6.875%,  1/15/2029
f
349,050

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (58.1%) Value
Energy (2.5%) - continued
Range Resources Corporation
$ 487,000 4.750%,  2/15/2030
f,h
$ 436,756
Sabine Pass Liquefaction, LLC
196,000 4.200%,  3/15/2028 188,505
Schlumberger Finance Canada,
Ltd.
149,000 1.400%,  9/17/2025 138,181
Schlumberger Holdings
Corporation
81,000 4.300%,  5/1/2029
f
78,088
SM Energy Company
341,000 6.625%,  1/15/2027
h
318,835
185,000 6.500%,  7/15/2028 170,145
Southwestern Energy Company
250,000 5.375%,  2/1/2029 231,900
315,000 5.375%,  3/15/2030 289,800
192,000 4.750%,  2/1/2032 164,069
Sunoco, LP
415,000 5.875%,  3/15/2028 378,379
277,000 4.500%,  4/30/2030
f
223,645
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
640,000 5.500%,  1/15/2028
f
544,109
Targa Resources Partners, LP
359,000 4.875%,  2/1/2031 327,265
Teine Energy, Ltd.
250,000 6.875%,  4/15/2029
f
232,500
Transocean Proteus, Ltd.
108,000 6.250%,  12/1/2024
f
100,710
Transocean, Inc.
330,000 11.500%,  1/30/2027
f
309,748
USA Compression Partners, LP
387,000 6.875%,  4/1/2026 352,054
Valero Energy Corporation
280,000 2.800%,  12/1/2031 234,946
Venture Global Calcasieu Pass,
LLC
374,000 3.875%,  8/15/2029
f
327,147
220,000 4.125%,  8/15/2031
f
187,994
W&T Offshore, Inc.
158,000 9.750%,  11/1/2023
f
150,495
Weatherford International, Ltd.
409,000 8.625%,  4/30/2030
f
339,383
Western Midstream Operating, LP
640,000 3.950%,  6/1/2025 604,000
210,000 5.500%,  8/15/2048 171,150
Williams Companies, Inc.
131,000 2.600%,  3/15/2031 109,641
Total 28,773,359
Financials (7.2%)
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
121,000 3.150%,  2/15/2024 117,102
200,000 6.500%,  7/15/2025 204,636
362,000 3.000%,  10/29/2028 304,919
Air Lease Corporation
152,000 2.300%,  2/1/2025 142,257
525,000 4.650%,  6/15/2026
b,i
435,955
162,000 3.125%,  12/1/2030 132,407
Principal
Amount Long-Term Fixed Income (58.1%) Value
Financials (7.2%) - continued
Aircastle, Ltd.
$ 274,000 5.250%,  6/15/2026
b,f,i
$ 226,140
163,000 2.850%,  1/26/2028
f
134,746
Alliant Holdings Intermediate, LLC
207,000 6.750%,  10/15/2027
f
183,688
Ally Financial, Inc.
578,000 5.750%,  11/20/2025 569,437
600,000 4.700%,  5/15/2026
b,i
475,809
130,000 8.000%,  11/1/2031 144,516
Altice Financing SA
180,000 5.750%,  8/15/2029
f
144,450
American Express Company
133,000 3.400%,  2/22/2024 132,577
255,000 3.550%,  9/15/2026
b,i
207,471
217,000 2.550%,  3/4/2027 202,194
American Finance Trust, Inc.
514,000 4.500%,  9/30/2028
f
403,490
American Homes 4 Rent, LP
157,000 2.375%,  7/15/2031 125,190
AmWINS Group, Inc.
250,000 4.875%,  6/30/2029
f
204,731
Ares Capital Corporation
76,000 4.250%,  3/1/2025 72,668
340,000 2.150%,  7/15/2026 284,958
Ares Capital Corporation,
Convertible
226,000 4.625%,  3/1/2024 234,757
Australia and New Zealand
Banking Group, Ltd.
288,000 2.950%,  7/22/2030
b,f
271,437
Aviation Capital Group, LLC
227,000 5.500%,  12/15/2024
f
225,005
131,000 4.875%,  10/1/2025
f
126,972
Avolon Holdings Funding, Ltd.
301,000 4.250%,  4/15/2026
f
278,740
BAC Capital Trust XIV
332,000
4.000%,  (LIBOR 3M +
0.400%), 7/18/2022
b,i
235,719
Banco Santander Mexico SA
89,000 5.375%,  4/17/2025
f
89,293
Banco Santander SA
220,000 4.750%,  11/12/2026
b,i
179,892
200,000 4.175%,  3/24/2028
b
190,836
Bank of America Corporation
276,000 3.004%,  12/20/2023
b
275,095
445,000 3.550%,  3/5/2024
b
443,571
325,000 4.200%,  8/26/2024 325,621
1,100,000 6.250%,  9/5/2024
b,i
1,069,200
160,000 3.458%,  3/15/2025
b
157,692
320,000 6.100%,  3/17/2025
b,i
315,098
373,000 1.319%,  6/19/2026
b
339,072
298,000 1.197%,  10/24/2026
b
266,653
380,000 4.375%,  1/27/2027
b,i
315,313
325,000 6.125%,  4/27/2027
b,i
313,422
196,000 1.734%,  7/22/2027
b
174,224
640,000 5.875%,  3/15/2028
b,i
561,940
278,000 4.376%,  4/27/2028
b
273,683
392,000 3.593%,  7/21/2028
b
369,696
523,000 3.974%,  2/7/2030
b
494,017
261,000 2.687%,  4/22/2032
b
219,114
204,000 2.572%,  10/20/2032
b
168,262
290,000 2.972%,  2/4/2033
b
247,058

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (58.1%) Value
Financials (7.2%) - continued
$ 141,000 3.846%,  3/8/2037
b
$ 121,873
Bank of Montreal
140,000 3.088%,  1/10/2037
b
114,561
Bank of New York Mellon
Corporation
160,000 4.700%,  9/20/2025
b,i
156,320
Bank of Nova Scotia
480,000 4.900%,  6/4/2025
b,i
445,061
132,000 1.050%,  3/2/2026 118,157
Barclays plc
377,000 4.338%,  5/16/2024
b
376,799
250,000 8.000%,  6/15/2024
b,i
245,625
149,000 4.375%,  9/11/2024 148,258
179,000 2.852%,  5/7/2026
b
169,029
200,000 4.375%,  3/15/2028
b,i
153,373
193,000 4.972%,  5/16/2029
b
189,680
Berkshire Hathaway Finance
Corporation
336,000 2.875%,  3/15/2032 301,219
Blackstone Private Credit Fund
209,000 4.000%,  1/15/2029
f
171,264
BNP Paribas SA
235,000 6.625%,  3/25/2024
b,f,i
225,306
188,000 2.819%,  11/19/2025
b,f
179,592
200,000 3.132%,  1/20/2033
b,f
167,433
Boston Properties, LP
131,000 2.550%,  4/1/2032 104,255
BPCE SA
152,000 2.375%,  1/14/2025
f
144,289
Brixmor Operating Partnership, LP
262,000 2.250%,  4/1/2028 224,676
Canadian Imperial Bank of
Commerce
146,000 3.600%,  4/7/2032 132,532
Canpack SA/Canpack US LLC
500,000 3.125%,  11/1/2025
f
434,709
Capital One Bank USA NA
245,000 3.375%,  2/15/2023 244,797
228,000 2.280%,  1/28/2026
b
216,503
Capital One Financial Corporation
140,000 3.950%,  9/1/2026
b,i
112,350
217,000 3.273%,  3/1/2030
b
192,035
Cascades USA, Inc.
285,000 5.125%,  1/15/2026
f
260,248
Charles Schwab Corporation
537,000 5.375%,  6/1/2025
b,i
530,288
600,000 4.000%,  6/1/2026
b,i
508,596
125,000 5.000%,  6/1/2027
b,i
112,054
196,000 2.000%,  3/20/2028 174,936
141,000 2.900%,  3/3/2032 124,127
Citigroup, Inc.
640,000 5.950%,  1/30/2023
b,i
627,072
374,000 5.000%,  9/12/2024
b,i
329,120
180,000 3.352%,  4/24/2025
b
176,301
107,000 5.950%,  5/15/2025
b,i
99,334
365,000 5.500%,  9/13/2025 374,989
218,000 1.281%,  11/3/2025
b
202,408
315,000 4.000%,  12/10/2025
b,i
272,475
785,000 3.875%,  2/18/2026
b,i
651,550
250,000 4.150%,  11/15/2026
b,i
200,625
451,000 1.122%,  1/28/2027
b
398,221
263,000 1.462%,  6/9/2027
b
232,516
Principal
Amount Long-Term Fixed Income (58.1%) Value
Financials (7.2%) - continued
$ 286,000 3.070%,  2/24/2028
b
$ 265,320
522,000 4.075%,  4/23/2029
b
496,161
215,000 4.910%,  5/24/2033
b
212,146
Citizens Financial Group, Inc.
275,000 4.000%,  10/6/2026
b,i
219,010
CNA Financial Corporation
190,000 3.950%,  5/15/2024 190,051
Coinbase Global, Inc., Convertible
830,000 0.500%,  6/1/2026 464,358
Comerica, Inc.
160,000 5.625%,  7/1/2025
b,i
158,400
Commerzbank AG
270,000 8.125%,  9/19/2023
f
275,896
Commonwealth Bank of Australia
156,000 2.688%,  3/11/2031
f
126,945
Cooperatieve Rabobank UA
149,000 1.339%,  6/24/2026
b,f
135,907
Corebridge Financial, Inc.
214,000 3.850%,  4/5/2029
f
197,764
Corporate Office Properties, LP
265,000 2.250%,  3/15/2026 240,175
Credit Acceptance Corporation
550,000 5.125%,  12/31/2024
*
518,099
Credit Agricole SA
270,000 8.125%,  12/23/2025
b,f,i
276,561
200,000 4.750%,  3/23/2029
b,f,i
155,433
131,000 3.250%,  1/14/2030
f
111,264
Credit Suisse Group AG
213,000 6.500%,  8/8/2023
f
213,000
150,000 7.500%,  12/11/2023
b,f,i
142,731
157,000 2.593%,  9/11/2025
b,f
147,710
130,000 7.250%,  9/12/2025
b,f,i
112,950
135,000 2.193%,  6/5/2026
b,f
122,357
200,000 9.750%,  6/23/2027
b,f,i
204,250
128,000 3.869%,  1/12/2029
b,f
115,023
Dai-ichi Life Insurance Company,
Ltd.
638,000 5.100%,  10/28/2024
b,f,h,i
632,321
Deutsche Bank AG
444,000 2.129%,  11/24/2026
b
394,215
250,000 2.311%,  11/16/2027
b
215,746
214,000 3.742%,  1/7/2033
b
155,772
Discover Bank
260,000 4.682%,  8/9/2028
b
252,759
Drawbridge Special Opportunities
Fund, LP
540,000 3.875%,  2/15/2026
f
495,086
Duke Realty, LP
229,000 3.375%,  12/15/2027 216,358
EPR Properties
202,000 3.600%,  11/15/2031 159,676
Fidelity National Financial, Inc.
235,000 5.500%,  9/1/2022 235,878
Fifth Third Bancorp
320,000 4.500%,  9/30/2025
b,i
297,993
Fifth Third Bank NA
129,000 3.850%,  3/15/2026 126,568
First Horizon Bank
198,000 5.750%,  5/1/2030 203,238
First Horizon National Corporation
179,000 3.550%,  5/26/2023 178,310

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (58.1%) Value
Financials (7.2%) - continued
First-Citizens Bank & Trust
Company
$ 297,000 6.125%,  3/9/2028 $ 309,464
FNB Corporation
305,000 2.200%,  2/24/2023 301,576
Fortress Transportation and
Infrastructure Investors, LLC
483,000 6.500%,  10/1/2025
f
455,715
142,000 9.750%,  8/1/2027
f
138,791
185,000 5.500%,  5/1/2028
f
152,702
FS KKR Capital Corporation
132,000 3.400%,  1/15/2026 117,157
132,000 2.625%,  1/15/2027 111,004
FTI Consulting, Inc., Convertible
500,000 2.000%,  8/15/2023 900,600
Genworth Mortgage Holdings, Inc.
219,000 6.500%,  8/15/2025
f
206,543
Global Net Lease, Inc.
590,000 3.750%,  12/15/2027
f
493,057
Goldman Sachs Group, Inc.
298,000 0.627%,  11/17/2023
b
294,275
825,000 5.500%,  8/10/2024
b,i
796,373
200,000 4.400%,  2/10/2025
b,i
169,299
148,000 3.500%,  4/1/2025 145,078
223,000 4.250%,  10/21/2025 221,278
222,000 0.855%,  2/12/2026
b
201,966
195,000 3.650%,  8/10/2026
b,i
151,383
255,000 4.125%,  11/10/2026
b,i
208,462
456,000 1.948%,  10/21/2027
b
403,584
140,000 2.640%,  2/24/2028
b
127,061
155,000 3.615%,  3/15/2028
b
146,695
261,000 3.814%,  4/23/2029
b
246,074
131,000 3.800%,  3/15/2030 121,472
131,000 2.615%,  4/22/2032
b
108,761
132,000 2.383%,  7/21/2032
b
106,743
Hartford Financial Services Group,
Inc.
130,000 2.800%,  8/19/2029 115,914
125,000
3.536%,  (LIBOR 3M +
2.125%), 2/12/2047
b,f
98,658
HSBC Holdings plc
143,000 3.803%,  3/11/2025
b
140,998
150,000 6.375%,  3/30/2025
b,i
145,042
187,000 2.633%,  11/7/2025
b
178,309
178,000 1.589%,  5/24/2027
b
156,317
350,000 2.251%,  11/22/2027
b
311,838
332,000 6.500%,  3/23/2028
b,i
300,655
365,000 4.583%,  6/19/2029
b
351,831
470,000 4.600%,  12/17/2030
b,i
361,268
159,000 2.804%,  5/24/2032
b
130,567
200,000 6.500%,  9/15/2037 213,388
HUB International, Ltd.
156,000 7.000%,  5/1/2026
f
146,702
262,000 5.625%,  12/1/2029
f
216,426
Huntington Bancshares, Inc.
480,000 4.450%,  10/15/2027
b,i
425,417
Icahn Enterprises, LP
439,000 4.750%,  9/15/2024 409,722
365,000 6.375%,  12/15/2025 345,038
300,000 6.250%,  5/15/2026 280,848
245,000 5.250%,  5/15/2027 217,031
Principal
Amount Long-Term Fixed Income (58.1%) Value
Financials (7.2%) - continued
ING Groep NV
$ 258,000 1.726%,  4/1/2027
b
$ 230,351
Intercontinental Exchange, Inc.
215,000 4.350%,  6/15/2029 212,448
Invitation Homes Operating
Partnership, LP
227,000 2.000%,  8/15/2031 174,622
iStar, Inc.
465,000 4.250%,  8/1/2025 429,455
J.P. Morgan Chase & Company
330,000 5.150%,  5/1/2023
b,i
312,263
320,000 6.000%,  8/1/2023
b,i
299,990
320,000 6.750%,  2/1/2024
b,i
322,136
122,000 1.514%,  6/1/2024
b
118,926
979,000 5.000%,  8/1/2024
b,i
863,968
378,000 4.023%,  12/5/2024
b
376,704
210,000 4.600%,  2/1/2025
b,i
177,349
310,000 1.561%,  12/10/2025
b
289,610
149,000 2.083%,  4/22/2026
b
139,326
295,000 3.650%,  6/1/2026
b,i
241,605
371,000 1.045%,  11/19/2026
b
329,800
261,000 1.578%,  4/22/2027
b
232,268
289,000 2.947%,  2/24/2028
b
267,756
392,000 4.005%,  4/23/2029
b
375,720
133,000 2.069%,  6/1/2029
b
114,383
523,000 4.493%,  3/24/2031
b
510,769
140,000 2.963%,  1/25/2033
b
120,171
Jefferies Finance, LLC
303,000 5.000%,  8/15/2028
f
249,218
KeyBank NA
196,000 3.900%,  4/13/2029 184,310
Kilroy Realty, LP
265,000 4.375%,  10/1/2025 261,733
KKR Real Estate Finance Trust,
Inc., Convertible
139,000 6.125%,  5/15/2023 137,523
Life Storage, LP
135,000 2.400%,  10/15/2031 107,437
Lincoln National Corporation
300,000
3.801%,  (LIBOR 3M +
2.358%), 8/17/2022
b
208,156
130,000 3.800%,  3/1/2028 124,085
Lloyds Banking Group plc
300,000 3.900%,  3/12/2024 298,193
120,000 7.500%,  6/27/2024
b,i
116,400
260,000 1.627%,  5/11/2027
b
231,064
342,000 3.369%,  12/14/2046
b
242,541
LPL Holdings, Inc.
310,000 4.000%,  3/15/2029
f
265,223
M&T Bank Corporation
240,000 3.500%,  9/1/2026
b,i
183,000
Macquarie Group, Ltd.
264,000 1.629%,  9/23/2027
b,f
229,367
Marsh & McLennan Companies,
Inc.
135,000 2.375%,  12/15/2031 113,006
MetLife, Inc.
320,000 3.850%,  9/15/2025
b,i
284,945
640,000 5.875%,  3/15/2028
b,i
594,087
Mid-America Apartments, LP
261,000 4.200%,  6/15/2028 255,238

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (58.1%) Value
Financials (7.2%) - continued
Mitsubishi UFJ Financial Group,
Inc.
$ 160,000 3.407%,  3/7/2024 $ 158,739
179,000 1.412%,  7/17/2025 164,349
260,000 1.538%,  7/20/2027
b
229,633
196,000 3.741%,  3/7/2029 185,776
Mizuho Financial Group, Inc.
200,000 1.554%,  7/9/2027
b
175,916
278,000 2.564%,  9/13/2031 221,826
Morgan Stanley
311,000 4.100%,  5/22/2023 312,213
149,000 0.560%,  11/10/2023
b
147,300
160,000 2.720%,  7/22/2025
b
154,140
268,000 1.164%,  10/21/2025
b
248,294
104,000 5.000%,  11/24/2025 105,668
250,000 2.630%,  2/18/2026
b
238,510
302,000 2.188%,  4/28/2026
b
282,718
148,000 0.985%,  12/10/2026
b
131,118
260,000 1.593%,  5/4/2027
b
230,791
262,000 1.512%,  7/20/2027
b
229,782
392,000 3.622%,  4/1/2031
b
360,069
140,000 2.943%,  1/21/2033
b
119,987
MPT Operating Partnership, LP
320,000 5.250%,  8/1/2026 302,217
140,000 4.625%,  8/1/2029 122,850
National Retail Properties, Inc.
131,000 2.500%,  4/15/2030 111,570
Nationstar Mortgage Holdings,
Inc.
289,000 6.000%,  1/15/2027
f
250,690
NatWest Group plc
163,000 6.125%,  12/15/2022 163,720
26,000 6.100%,  6/10/2023 26,333
182,000 4.269%,  3/22/2025
b
180,129
131,000 4.892%,  5/18/2029
b
126,952
197,000 3.754%,  11/1/2029
b
189,197
250,000 4.600%,  6/28/2031
b,i
184,063
Navient Corporation
330,000 5.500%,  1/25/2023 327,116
16,000 6.750%,  6/25/2025 14,436
125,000 5.000%,  3/15/2027 102,816
Nippon Life Insurance Company
110,000 2.900%,  9/16/2051
b,f
88,960
640,000 5.100%,  10/16/2044
b,f
633,604
480,000 3.400%,  1/23/2050
b,f
415,499
Nomura Holdings, Inc.
200,000 2.172%,  7/14/2028 168,466
Northern Trust Corporation
212,000 4.000%,  5/10/2027 213,276
Omega Healthcare Investors, Inc.
127,000 4.750%,  1/15/2028 120,313
130,000 3.375%,  2/1/2031 105,554
OneMain Finance Corporation
986,000 6.875%,  3/15/2025 934,491
298,000 7.125%,  3/15/2026 275,421
185,000 3.500%,  1/15/2027 148,000
Owl Rock Capital Corporation
132,000 4.250%,  1/15/2026 121,420
Owl Rock Core Income
Corporation
214,000 4.700%,  2/8/2027
f
195,206
Principal
Amount Long-Term Fixed Income (58.1%) Value
Financials (7.2%) - continued
Owl Rock Technology Finance
Corporation
$ 68,000 4.750%,  12/15/2025
f
$ 63,919
196,000 3.750%,  6/17/2026
f
177,289
Park Intermediate Holdings, LLC
135,000 4.875%,  5/15/2029
f
115,920
PayPal Holdings, Inc.
129,000 2.850%,  10/1/2029 116,725
Pebblebrook Hotel Trust,
Convertible
509,000 1.750%,  12/15/2026 453,265
PennyMac Financial Services, Inc.
220,000 4.250%,  2/15/2029
f
161,700
Pine Street Trust I
130,000 4.572%,  2/15/2029
f
125,563
Playtika Holding Corporation
357,000 4.250%,  3/15/2029
f
294,525
PNC Bank NA
130,000 2.700%,  10/22/2029 113,282
PNC Financial Services Group,
Inc.
250,000 3.400%,  9/15/2026
b,i
189,830
PRA Group, Inc.
215,000 7.375%,  9/1/2025
f
209,088
Principal Life Global Funding II
197,000 1.250%,  8/16/2026
f
174,305
Provident Financing Trust I
155,000 7.405%,  3/15/2038 159,650
Prudential Financial, Inc.
142,000 5.125%,  3/1/2052
b
131,087
332,000 5.625%,  6/15/2043
b
323,683
786,000 5.200%,  3/15/2044
b
743,060
160,000 3.700%,  10/1/2050
b
133,928
Radian Group, Inc.
330,000 4.875%,  3/15/2027 295,552
Realty Income Corporation
132,000 4.875%,  6/1/2026 134,612
196,000 3.950%,  8/15/2027 191,207
Regions Financial Corporation
320,000 5.750%,  6/15/2025
b,h,i
316,867
Reinsurance Group of America,
Inc.
212,000 4.700%,  9/15/2023 213,829
Rocket Mortgage Co-Issuer, Inc.
310,000 3.625%,  3/1/2029
f
243,759
Royal Bank of Canada
205,000 0.750%,  10/7/2024 191,429
Santander Holdings USA, Inc.
261,000 3.450%,  6/2/2025 250,980
144,000 2.490%,  1/6/2028
b
127,093
Santander UK Group Holdings plc
262,000 1.673%,  6/14/2027
b
228,691
196,000 3.823%,  11/3/2028
b
181,941
Service Properties Trust
181,000 4.650%,  3/15/2024 155,538
357,000 7.500%,  9/15/2025 327,101
260,000 5.500%,  12/15/2027 210,600
Simon Property Group, LP
206,000 2.000%,  9/13/2024 196,984
264,000 2.650%,  7/15/2030 223,978

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (58.1%) Value
Financials (7.2%) - continued
SLM Corporation
$ 120,000 4.200%,  10/29/2025 $ 108,715
Societe Generale SA
188,000 2.625%,  10/16/2024
f
180,782
320,000 8.000%,  9/29/2025
b,f,i
313,456
177,000 1.488%,  12/14/2026
b,f
156,119
Spirit Realty, LP
299,000 2.100%,  3/15/2028 250,647
Standard Chartered plc
223,000 1.319%,  10/14/2023
b,f
221,388
177,000 0.991%,  1/12/2025
b,f
167,096
230,000 6.000%,  7/26/2025
b,f,i
217,813
206,000 2.608%,  1/12/2028
b,f
183,989
Starwood Property Trust, Inc.,
Convertible
270,000 4.375%,  4/1/2023 266,625
State Street Corporation
96,000 2.354%,  11/1/2025
b
92,327
144,000 4.421%,  5/13/2033
b
141,929
Sumitomo Life Insurance Company
600,000 3.375%,  4/15/2081
b,f
514,078
Sumitomo Mitsui Financial Group,
Inc.
188,000 2.448%,  9/27/2024 181,056
206,000 2.174%,  1/14/2027 186,293
196,000 3.544%,  1/17/2028 186,090
196,000 2.142%,  9/23/2030 157,027
Sumitomo Mitsui Trust Bank, Ltd.
149,000 1.050%,  9/12/2025
f
135,167
Summit Hotel Properties, Inc.,
Convertible
336,000 1.500%,  2/15/2026 283,920
SVB Financial Group
420,000 4.000%,  5/15/2026
b,i
320,032
291,000 4.250%,  11/15/2026
b,i
219,568
Synchrony Financial
160,000 4.250%,  8/15/2024 159,006
260,000 3.700%,  8/4/2026 240,732
Toronto-Dominion Bank
144,000 4.456%,  6/8/2032 142,392
Truist Bank
134,000 2.250%,  3/11/2030 112,200
Truist Financial Corporation
370,000 4.950%,  9/1/2025
b,i
360,172
132,000 1.887%,  6/7/2029
b
113,456
70,000 5.100%,  3/1/2030
b,i
63,350
U.S. Bancorp
85,000 3.700%,  1/15/2027
b,i
65,238
UBS AG
235,000 5.125%,  5/15/2024 234,413
UBS Group AG
156,000 1.364%,  1/30/2027
b,f
138,271
400,000 4.875%,  2/12/2027
b,f,i
334,583
UDR, Inc.
295,000 3.000%,  8/15/2031 252,055
United Wholesale Mortgage, LLC
231,000 5.500%,  4/15/2029
f
176,865
USB Realty Corporation
664,000
2.191%,  (LIBOR 3M +
1.147%), 1/15/2027
b,f,i
532,112
Principal
Amount Long-Term Fixed Income (58.1%) Value
Financials (7.2%) - continued
Ventas Realty, LP
$ 163,000 3.750%,  5/1/2024 $ 161,657
VICI Properties, LP/VICI Note
Company, Inc.
395,000 4.625%,  6/15/2025
f
375,744
486,000 5.750%,  2/1/2027
f
461,165
407,000 3.750%,  2/15/2027
f
357,986
Wells Fargo & Company
325,000 4.125%,  8/15/2023 327,351
130,000 1.654%,  6/2/2024
b
126,966
311,000 2.406%,  10/30/2025
b
296,073
490,000 3.900%,  3/15/2026
b,i
422,013
226,000 2.188%,  4/30/2026
b
211,435
307,000
1.544%,  (LIBOR 3M +
0.500%), 1/15/2027
b
284,773
145,000 3.526%,  3/24/2028
b
137,336
309,000 3.584%,  5/22/2028
b
293,151
308,000 4.478%,  4/4/2031
b
301,209
Welltower, Inc.
132,000 2.050%,  1/15/2029 111,097
196,000 2.800%,  6/1/2031 165,359
Westpac Banking Corporation
196,000 4.110%,  7/24/2034
b
179,145
Willis North America, Inc.
261,000 4.500%,  9/15/2028 250,525
XHR, LP
243,000 4.875%,  6/1/2029
f
208,459
Total 81,923,452
Foreign Government (<0.1%)
Sinopec Group Overseas
Development 2018, Ltd.
178,000 2.150%,  5/13/2025
f
170,592
Total 170,592
Mortgage-Backed Securities (23.0%)
Federal Home Loan Mortgage
Corporation Gold 30-Yr. Pass
Through
9,344,114 2.500%,  5/1/2051
e
8,421,940
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
15,500,000 2.000%,  7/1/2037
e
14,467,070
27,000,000 2.500%,  7/1/2037
e
25,782,275
450,000 4.000%,  7/1/2037
e
453,909
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
6,837,146 2.500%,  2/1/2051 6,170,094
12,587,247 2.000%,  3/1/2051 10,978,923
12,646,860 3.000%,  3/1/2052 11,814,255
9,918,950 2.000%,  4/1/2051 8,636,592
11,200,000 2.500%,  4/1/2051
e
10,105,438
7,335,956 3.000%,  4/1/2051
e
6,849,678
7,789,334 3.000%,  5/1/2050
e
7,303,714
10,633,815 2.500%,  7/1/2051 9,583,772
15,250,000 2.000%,  7/1/2052
e
13,231,758
14,700,000 2.500%,  7/1/2052
e
13,217,367
17,775,615 2.000%,  8/1/2051
e
15,475,178
10,000,000 5.000%,  7/1/2041
e
10,206,250
1,650,000 5.000%,  8/1/2048
e
1,679,165

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (58.1%) Value
Mortgage-Backed Securities (23.0%) -
continued
$ 28,350,000 3.000%,  7/1/2049
e
$ 26,398,723
42,800,000 3.500%,  7/1/2049
e
41,158,219
19,000,000 4.000%,  7/1/2049
e
18,735,410
Total 260,669,730
Technology (1.6%)
Advanced Micro Devices, Inc.
145,000 3.924%,  6/1/2032 142,707
Akamai Technologies, Inc.,
Convertible
217,000 0.125%,  5/1/2025 237,506
716,000 0.375%,  9/1/2027 711,346
Analog Devices, Inc.
68,000 2.100%,  10/1/2031 58,061
Apple, Inc.
392,000 2.200%,  9/11/2029 352,976
285,000 1.650%,  2/8/2031 239,581
Baidu, Inc.
184,000 3.075%,  4/7/2025 178,912
Black Knight InfoServ, LLC
458,000 3.625%,  9/1/2028
f
397,920
Block, Inc., Convertible
53,000 0.500%,  5/15/2023 57,346
Broadcom Corporation/Broadcom
Cayman Finance, Ltd.
261,000 3.125%,  1/15/2025 256,876
196,000 3.875%,  1/15/2027 188,590
Broadcom, Inc.
146,000 4.000%,  4/15/2029
f
135,283
CommScope Technologies
Finance, LLC
531,000 6.000%,  6/15/2025
f
459,315
Dell International, LLC
75,000 5.450%,  6/15/2023 75,758
196,000 5.850%,  7/15/2025 202,136
100,000 5.300%,  10/1/2029 98,583
Fiserv, Inc.
207,000 2.750%,  7/1/2024 201,915
309,000 4.200%,  10/1/2028 297,707
Gartner, Inc.
245,000 3.625%,  6/15/2029
f
212,261
415,000 3.750%,  10/1/2030
f
353,269
Global Payments, Inc.
82,000 2.650%,  2/15/2025 78,255
131,000 3.200%,  8/15/2029 114,479
Hewlett Packard Enterprise
Company
163,000 2.250%,  4/1/2023 161,825
InterDigital, Inc., Convertible
102,000 3.500%,  6/1/2027
f
103,224
Intuit, Inc.
149,000 0.950%,  7/15/2025 137,193
Iron Mountain, Inc.
1,075,000 4.875%,  9/15/2027
f
971,316
80,000 4.875%,  9/15/2029
f
67,994
380,000 4.500%,  2/15/2031
f
310,515
Jabil, Inc.
139,000 4.250%,  5/15/2027 134,875
Lam Research Corporation
147,000 1.900%,  6/15/2030 124,041
Principal
Amount Long-Term Fixed Income (58.1%) Value
Technology (1.6%) - continued
Lumentum Holdings, Inc.,
Convertible
$ 540,000 0.250%,  3/15/2024 $ 748,980
MACOM Technology Solutions
Holdings, Inc., Convertible
173,000 0.250%,  3/15/2026 150,510
Marvell Technology, Inc.
142,000 4.200%,  6/22/2023 141,785
132,000 2.950%,  4/15/2031 110,690
Microchip Technology, Inc.,
Convertible
92,000 0.125%,  11/15/2024
h
91,540
205,000 1.625%,  2/15/2027 340,428
Micron Technology, Inc.
249,000 4.975%,  2/6/2026 251,419
Minerva Merger Sub, Inc.
400,000 6.500%,  2/15/2030
f
332,636
MSCI, Inc.
360,000 4.000%,  11/15/2029
f
319,079
NCR Corporation
879,000 6.125%,  9/1/2029
f
760,211
Nielsen Finance, LLC
270,000 4.500%,  7/15/2029
f
243,914
NVIDIA Corporation
65,000 2.850%,  4/1/2030 59,506
NXP BV/NXP Funding, LLC
122,000 4.875%,  3/1/2024 123,187
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
72,000 2.700%,  5/1/2025 68,442
131,000 4.300%,  6/18/2029 124,977
ON Semiconductor Corporation,
Convertible
118,000 Zero Coupon,  5/1/2027 135,818
Open Text Corporation
420,000 4.125%,  2/15/2030
f
363,321
Oracle Corporation
326,000 2.500%,  4/1/2025 309,738
327,000 2.950%,  4/1/2030 279,257
PayPal Holdings, Inc.
138,000 3.900%,  6/1/2027
h
137,514
Progress Software Corporation,
Convertible
135,000 1.000%,  4/15/2026 130,342
PTC, Inc.
210,000 3.625%,  2/15/2025
f
198,614
215,000 4.000%,  2/15/2028
f
194,288
Qorvo, Inc.
385,000 3.375%,  4/1/2031
f
302,741
Rackspace Technology Global,
Inc.
365,000 5.375%,  12/1/2028
f
238,517
Sabre GLBL, Inc., Convertible
64,000 4.000%,  4/15/2025 65,792
Salesforce.com, Inc.
133,000 1.950%,  7/15/2031 112,971
Seagate HDD Cayman
661,000 3.125%,  7/15/2029 518,693
560,000 3.375%,  7/15/2031 435,215
Sensata Technologies, Inc.
615,000 3.750%,  2/15/2031
f
492,898

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (58.1%) Value
Technology (1.6%) - continued
Shift4 Payments, LLC
$ 140,000 4.625%,  11/1/2026
f
$ 123,899
SS&C Technologies, Inc.
910,000 5.500%,  9/30/2027
f
848,630
Switch, Ltd.
410,000 3.750%,  9/15/2028
f
405,551
Tencent Holdings, Ltd.
157,000 2.880%,  4/22/2031
f,h
134,863
Teradyne, Inc., Convertible
23,000 1.250%,  12/15/2023 65,106
Verint Systems, Inc., Convertible
392,000 0.250%,  4/15/2026 357,700
Viavi Solutions, Inc.
306,000 3.750%,  10/1/2029
f
256,280
Viavi Solutions, Inc., Convertible
69,000 1.000%,  3/1/2024 77,798
Vishay Intertechnology, Inc.,
Convertible
383,000 2.250%,  6/15/2025 362,433
VMware, Inc.
262,000 1.400%,  8/15/2026 231,794
192,000 2.200%,  8/15/2031 151,186
Xilinx, Inc.
90,000 2.375%,  6/1/2030 79,361
Ziff Davis, Inc., Convertible
551,000 1.750%,  11/1/2026
f
530,888
Total 18,470,277
Transportation (0.7%)
AerCap Holdings NV
300,000 5.875%,  10/10/2079
b
256,988
Air Transport Services Group, Inc.,
Convertible
238,000 1.125%,  10/15/2024 256,921
American Airlines, Inc.
603,000 11.750%,  7/15/2025
f
624,045
871,000 5.500%,  4/20/2026
f
800,262
Aon Corporation/Aon Global
Holdings plc
133,000 2.600%,  12/2/2031 111,501
Avis Budget Car Rental, LLC
320,000 5.375%,  3/1/2029
f,h
266,180
Canadian Pacific Railway
Company
267,000 1.750%,  12/2/2026 241,629
134,000 2.450%,  12/2/2031 114,648
CSX Corporation
131,000 4.250%,  3/15/2029 130,321
Delta Air Lines, Inc.
172,000 7.000%,  5/1/2025
f
174,096
297,635 4.500%,  10/20/2025
f
289,201
73,000 7.375%,  1/15/2026 72,887
288,000 4.375%,  4/19/2028
h
244,640
Greenbrier Companies, Inc.,
Convertible
188,000 2.875%,  4/15/2028 174,840
Hawaiian Brand Intellectual
Property, Ltd.
82,000 5.750%,  1/20/2026
f
73,488
Hertz Corporation
262,000 4.625%,  12/1/2026
f
219,053
Principal
Amount Long-Term Fixed Income (58.1%) Value
Transportation (0.7%) - continued
$ 314,000 5.000%,  12/1/2029
f
$ 241,780
JetBlue Airways Corporation,
Convertible
495,000 0.500%,  4/1/2026 364,072
Meritor, Inc., Convertible
189,000 3.250%,  10/15/2037 206,256
Mileage Plus Holdings, LLC
398,000 6.500%,  6/20/2027
f
391,154
Penske Truck Leasing Company,
LP
148,000 1.200%,  11/15/2025
f
132,134
128,000 1.700%,  6/15/2026
f
114,087
Ryder System, Inc.
161,000 2.850%,  3/1/2027 150,087
Southwest Airlines Company
133,000 5.125%,  6/15/2027 134,230
155,000 2.625%,  2/10/2030 130,924
Southwest Airlines Company,
Convertible
727,000 1.250%,  5/1/2025 856,043
Union Pacific Corporation
165,000 3.750%,  7/15/2025 165,192
131,000 2.150%,  2/5/2027 121,365
United Airlines Pass Through Trust
90,000 3.700%,  12/1/2022 89,576
United Airlines, Inc.
324,000 4.375%,  4/15/2026
f
285,499
266,000 4.625%,  4/15/2029
f
225,640
VistaJet Malta Finance plc
355,000 6.375%,  2/1/2030
f
284,000
Total 7,942,739
U.S. Government & Agencies (2.5%)
U.S. Treasury Bonds
1,290,000 1.375%,  11/15/2031 1,118,874
4,330,000 3.250%,  5/15/2042 4,225,809
U.S. Treasury Notes
3,190,000 0.125%,  4/30/2023 3,118,225
5,100,000 0.125%,  2/15/2024 4,872,691
5,550,000 0.500%,  3/31/2025 5,179,711
6,260,000 0.500%,  2/28/2026 5,705,648
1,780,000 0.500%,  4/30/2027 1,575,439
2,410,000 1.125%,  2/29/2028 2,166,929
Total 27,963,326
Utilities (1.2%)
AEP Texas, Inc.
138,000 4.700%,  5/15/2032 137,332
AES Corporation
254,000 3.950%,  7/15/2030
f
229,032
Algonquin Power & Utilities
Corporation
225,000 4.750%,  1/18/2082
b
186,746
Ameren Corporation
161,000 1.750%,  3/15/2028 138,713
American Electric Power
Company, Inc.
300,000 3.875%,  2/15/2062
b
237,227
209,000 2.031%,  3/15/2024 202,184
131,000 2.300%,  3/1/2030 110,225

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (58.1%) Value
Utilities (1.2%) - continued
Berkshire Hathaway Energy
Company
$ 181,000 4.050%,  4/15/2025 $ 182,106
Calpine Corporation
328,000 4.500%,  2/15/2028
f
297,784
CenterPoint Energy, Inc.
164,000 2.500%,  9/1/2024 158,520
198,000 1.450%,  6/1/2026 178,210
197,000 2.650%,  6/1/2031 167,793
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
309,000 5.500%,  6/15/2031
f
263,126
Dominion Energy, Inc.
163,000 3.071%,  8/15/2024 159,135
495,000 4.650%,  12/15/2024
b,i
439,876
270,000 4.350%,  1/15/2027
b,i
222,075
161,000 3.375%,  4/1/2030 147,176
Duke Energy Corporation
240,000 3.250%,  1/15/2082
b
187,590
150,000 4.875%,  9/16/2024
b,i
136,500
308,000 3.150%,  8/15/2027 290,923
163,000 2.450%,  6/1/2030 137,390
Edison International
185,000 4.950%,  4/15/2025 185,464
240,000 5.000%,  12/15/2026
b,i
190,951
Enel Finance International NV
260,000 1.375%,  7/12/2026
f
227,979
Energy Transfer, LP
290,000 6.500%,  11/15/2026
b,i
256,336
Entergy Corporation
149,000 0.900%,  9/15/2025 134,123
130,000 1.900%,  6/15/2028 111,528
Evergy, Inc.
162,000 2.450%,  9/15/2024 155,766
Eversource Energy
293,000 4.600%,  7/1/2027 295,344
Exelon Corporation
130,000 4.050%,  4/15/2030 124,746
Fells Point Funding Trust
266,000 3.046%,  1/31/2027
f
245,286
Jersey Central Power & Light
Company
66,000 2.750%,  3/1/2032
f
56,137
National Rural Utilities Cooperative
Finance Corporation
247,000 3.450%,  6/15/2025 245,410
NextEra Energy Capital Holdings,
Inc.
235,000 3.800%,  3/15/2082
b
188,647
130,000 2.250%,  6/1/2030 109,165
NextEra Energy Operating
Partners, LP
550,000 3.875%,  10/15/2026
f
503,250
NextEra Energy Partners, LP,
Convertible
730,000 Zero Coupon,  11/15/2025
f,h
754,455
NiSource, Inc.
300,000 5.650%,  6/15/2023
b,i
269,991
130,000 2.950%,  9/1/2029 115,148
NRG Energy, Inc.
167,000 2.000%,  12/2/2025
f
151,159
580,000 3.375%,  2/15/2029
f
467,718
Principal
Amount Long-Term Fixed Income (58.1%) Value
Utilities (1.2%) - continued
$ 185,000 5.250%,  6/15/2029
f
$ 165,113
NRG Energy, Inc., Convertible
254,000 2.750%,  6/1/2048 272,669
PG&E Corporation
374,000 5.000%,  7/1/2028 315,611
Public Service Enterprise Group,
Inc.
131,000 1.600%,  8/15/2030 104,046
Sempra Energy
320,000 4.875%,  10/15/2025
b,i
294,394
196,000 3.400%,  2/1/2028 185,078
Southern Company
140,000 4.475%,  8/1/2024 140,534
469,000 4.000%,  1/15/2051
b
420,449
432,000 3.750%,  9/15/2051
b
367,058
Suburban Propane Partners, LP
500,000 5.875%,  3/1/2027 471,605
TerraForm Power Operating, LLC
520,000 5.000%,  1/31/2028
f
470,985
TransCanada Trust
600,000 5.875%,  8/15/2076
b
570,000
Vistra Operations Company, LLC
280,000 5.125%,  5/13/2025
f
277,243
500,000 5.000%,  7/31/2027
f
454,555
Xcel Energy, Inc.
157,000 4.000%,  6/15/2028 153,453
213,000 4.600%,  6/1/2032 211,245
Total 13,872,304
Total Long-Term Fixed Income
(cost $704,913,444) 658,876,745
Shares Common Stock ( 14.1% ) Value
Communications Services (1.0%)
329 Alphabet, Inc., Class A
k
716,977
1,622 Alphabet, Inc., Class C
k
3,548,044
8,364 AT&T, Inc. 175,310
2,114 Charter Communications, Inc.
k
990,472
37,540 Comcast Corporation 1,473,070
12,154 DISH Network Corporation
k
217,921
3,518 Live Nation Entertainment, Inc.
k
290,516
1,939 Meta Platforms, Inc.
k
312,664
1,378 Paramount Global 34,009
22,132 QuinStreet, Inc.
k
222,648
206 RingCentral, Inc.
k
10,766
14,603 Twitter, Inc.
k
546,006
21,631 Verizon Communications, Inc. 1,097,773
6,662 Walt Disney Company
k
628,893
37,946 Warner Bros. Discovery, Inc.
k
509,235
4,897 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
k
74,679
Total 10,848,983
Consumer Discretionary (1.4%)
28,358 Amazon.com, Inc.
k
3,011,903
9,042 Aptiv plc
k
805,371
181 AutoZone, Inc.
k
388,991
232 Booking Holdings, Inc.
k
405,766
2,720 Caesars Entertainment, Inc.
k
104,176
3,533 Callaway Golf Company
k
72,073
7,214 Cedar Fair, LP
k
316,767

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (14.1%) Value
Consumer Discretionary (1.4%) - continued
675 Chipotle Mexican Grill, Inc.
k
$ 882,400
5,825 Cimpress plc
k
226,593
13,306 Clarus Corporation 252,681
24,367 Cooper-Standard Holdings, Inc.
k
121,591
5,727 D.R. Horton, Inc. 379,070
1 Dollar General Corporation 245
881 Emerald Holding, Inc.
k
3,586
22,455 Everi Holdings, Inc.
k
366,241
2,906 Expedia Group, Inc.
h,k
275,576
19,774 Ford Motor Company 220,085
9,207 General Motors Company
k
292,414
151 Genuine Parts Company 20,083
2,933 Grand Canyon Education, Inc.
k
276,259
9,088 Harley-Davidson, Inc. 287,726
2,240 Home Depot, Inc. 614,365
15,185 Libbey, Inc.
k
225,877
4,600 Lowe's Companies, Inc. 803,482
1,604 Lululemon Athletica, Inc.
k
437,266
4,686 Macy's, Inc. 85,848
1,605 McDonald's Corporation 396,242
6,915 Miller Industries, Inc. 156,763
4,680 NIKE, Inc. 478,296
157 NVR, Inc.
k
628,650
946 RH
k
200,798
3,232 Ross Stores, Inc. 226,983
900 Six Flags Entertainment
Corporation
k
19,530
6,279 Sleep Number Corporation
k
194,335
5,358 Sony Group Corporation ADR 438,124
11,000 Stoneridge, Inc.
k
188,650
2,688 Tesla, Inc.
k
1,810,153
18,824 ThredUp, Inc.
k
47,060
258 Vail Resorts, Inc. 56,257
6,697 Zumiez, Inc.
k
174,122
Total 15,892,398
Consumer Staples (0.7%)
5,379 BJ's Wholesale Club Holdings,
Inc.
k
335,219
1,970 Casey's General Stores, Inc. 364,411
176 Coca-Cola Company 11,072
1,530 Costco Wholesale Corporation 733,298
1,770 Estee Lauder Companies, Inc. 450,766
5,791 John B. Sanfilippo & Son, Inc. 419,790
1,115 Kraft Heinz Company 42,526
15,438 Lamb Weston Holdings, Inc. 1,103,199
976 Monster Beverage Corporation
k
90,475
134 PepsiCo, Inc. 22,332
9,717 Philip Morris International, Inc. 959,457
27,973 Primo Water Corporation 374,279
2,515 Procter & Gamble Company 361,632
5,414 Sysco Corporation 458,620
8,815 Turning Point Brands, Inc. 239,151
12,820 Walmart, Inc. 1,558,656
Total 7,524,883
Energy (0.7%)
12,718 BP plc ADR 360,555
647 Chevron Corporation 93,673
7,489 ConocoPhillips 672,587
25,718 Devon Energy Corporation 1,417,319
22,471 Enterprise Products Partners, LP 547,618
1,517 EOG Resources, Inc. 167,538
4,356 EQT Corporation 149,847
Shares Common Stock (14.1%) Value
Energy (0.7%) - continued
10,964 Exxon Mobil Corporation $ 938,957
12,681 Halliburton Company 397,676
5,550 Helmerich & Payne, Inc. 238,983
4,334 Marathon Petroleum Corporation 356,298
13,477 NOV, Inc. 227,896
4,853 Pioneer Natural Resources
Company 1,082,607
10,763 Schlumberger, Ltd. 384,885
3,807 Valero Energy Corporation 404,608
15,133 Williams Companies, Inc. 472,301
Total 7,913,348
Financials (2.1%)
12,333 Air Lease Corporation 412,292
21,168 Ally Financial, Inc. 709,340
4,206 American Express Company 583,036
1,253 Ameriprise Financial, Inc. 297,813
14,727 Arch Capital Group, Ltd.
k
669,931
6,046 Assured Guaranty, Ltd. 337,306
27,342 Bank of America Corporation 851,156
151 Bank of Marin Bancorp 4,799
7,554 Bank of N.T. Butterfield & Son, Ltd. 235,609
2,398 Berkshire Hathaway, Inc.
k
654,702
5,700 BlackRock TCP Capital
Corporation 71,421
7,152 Blackstone Mortgage Trust, Inc. 197,896
17,475 Bridgewater Bancshares, Inc.
k
282,046
14,196 Byline Bancorp, Inc. 337,865
3,612 Capital One Financial Corporation 376,334
1,416 Central Pacific Financial
Corporation 30,373
17,396 Charles Schwab Corporation 1,099,079
3,627 Chubb, Ltd. 712,996
12,585 Citigroup, Inc. 578,784
15,885 Columbia Banking System, Inc. 455,105
5,205 Comerica, Inc. 381,943
925 Community Trust Bancorp, Inc. 37,407
1,519 Customers Bancorp, Inc.
k
51,494
2,522 Discover Financial Services 238,531
1,309 East West Bancorp, Inc. 84,823
1,643 Ellington Residential Mortgage
REIT 12,273
7,774 Enterprise Financial Services
Corporation 322,621
28,834 Equitable Holdings, Inc. 751,702
6,198 Federated Hermes, Inc. 197,034
267 Financial Institutions, Inc. 6,947
209 First Mid-Illinois Bancshares, Inc. 7,455
47 Flushing Financial Corporation 999
3,352 FS KKR Capital Corporation 65,096
4,299 Glacier Bancorp, Inc. 203,859
5,850 Golub Capital BDC, Inc. 75,816
925 Great Southern Bancorp, Inc. 54,168
2,859 Hanmi Financial Corporation 64,156
590 Hannon Armstrong Sustainable
Infrastructure Capital, Inc. 22,337
12,477 Heartland Financial USA, Inc. 518,295
765 Hometrust Bancshares, Inc. 19,125
13,816 Hope Bancorp, Inc. 191,213
2,622 Houlihan Lokey, Inc. 206,954
404 Independent Bank Corporation 7,789
7,432 J.P. Morgan Chase & Company 836,918
2,901 Kinsale Capital Group, Inc. 666,186
11,037 KKR & Company, Inc. 510,903
2,824 M&T Bank Corporation 450,117

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (14.1%) Value
Financials (2.1%) - continued
1,653 Marsh & McLennan Companies,
Inc. $ 256,628
6,001 MetLife, Inc. 376,803
2,268 MidWestOne Financial Group, Inc. 67,405
1,543 Moody's Corporation 419,650
8,480 Morgan Stanley 644,989
1,253 PacWest Bancorp 33,405
148 Peapack-Gladstone Financial
Corporation 4,396
626 Popular, Inc. 48,158
16,212 Radian Group, Inc. 318,566
7,626 Raymond James Financial, Inc. 681,841
2,689 RLI Corporation 313,511
1,980 S&P Global, Inc. 667,379
10,138 Seacoast Banking Corporation of
Florida 334,960
3,336 Selective Insurance Group, Inc. 290,032
5,458 State Street Corporation 336,486
7,488 Synovus Financial Corporation 269,942
797 Texas Capital Bancshares, Inc.
k
41,954
5,430 Triumph Bancorp, Inc.
k
339,701
10,420 Truist Financial Corporation 494,221
456 TrustCo Bank Corporation NY 14,063
20,442 Wells Fargo & Company 800,713
10,770 Western Alliance Bancorp 760,362
9,980 Zions Bancorporation NA 507,982
990 Zurich Insurance Group AG 431,713
Total 23,338,904
Health Care (2.0%)
6,776 Abbott Laboratories 736,212
4,432 AbbVie, Inc. 678,805
783 Agilent Technologies, Inc. 92,997
1,261 Align Technology, Inc.
k
298,441
584 AmerisourceBergen Corporation 82,624
1,732 Amgen, Inc. 421,396
7,667 AstraZeneca plc ADR 506,559
9,192 Baxter International, Inc. 590,402
2,197 Becton, Dickinson and Company 541,626
1,622 Biogen, Inc.
k
330,791
1,078 Bio-Techne Corporation 373,678
198 Boston Scientific Corporation
k
7,380
271 Bristol-Myers Squibb Company 20,867
4,765 Centene Corporation
k
403,167
4,829 Cigna Holding Company 1,272,538
3,615 CVS Health Corporation 334,966
5,420 Danaher Corporation 1,374,078
7,948 Edwards Lifesciences Corporation
k
755,775
4,550 Elevance Health, Inc. 2,195,739
277 Embecta Corporation
k
7,014
4,233 Gilead Sciences, Inc. 261,642
10,259 GlaxoSmithKline plc ADR 446,574
8,918 Halozyme Therapeutics, Inc.
k
392,392
2,191 HCA Healthcare, Inc. 368,219
272 Henry Schein, Inc.
k
20,873
3,898 Hologic, Inc.
k
270,131
81 IDEXX Laboratories, Inc.
k
28,409
1,314 Insulet Corporation
k
286,373
2,010 Intuitive Surgical, Inc.
k
403,427
19,694 Ionis Pharmaceuticals, Inc.
k
729,072
308 Jazz Pharmaceuticals, Inc.
k
48,051
8,390 Johnson & Johnson 1,489,309
4,218 Laboratory Corporation of America
Holdings 988,531
5,895 Lantheus Holdings, Inc.
k
389,247
Shares Common Stock (14.1%) Value
Health Care (2.0%) - continued
3,164 Medtronic plc $ 283,969
11,912 Merck & Company, Inc. 1,086,017
3,116 Novo Nordisk AS ADR 347,216
8,591 NuVasive, Inc.
k
422,334
10,182 Progyny, Inc.
k
295,787
464 Regeneron Pharmaceuticals, Inc.
k
274,284
2,710 Stryker Corporation 539,100
6,222 Syneos Health, Inc.
k
445,993
785 Teleflex, Inc. 192,992
1,014 Thermo Fisher Scientific, Inc. 550,886
32,959 Viemed Healthcare, Inc.
k
177,319
5,393 Zimmer Biomet Holdings, Inc. 566,589
3,575 Zoetis, Inc. 614,507
Total 22,944,298
Industrials (1.8%)
4,039 3M Company 522,687
3,432 Advanced Drainage Systems, Inc. 309,120
3,933 Aerojet Rocketdyne Holdings, Inc.
k
159,680
3,636 AMETEK, Inc. 399,560
3,736 ASGN, Inc.
k
337,174
19,037 Badger Infrastructure Solutions,
Ltd. 417,654
8,916 Barnes Group, Inc. 277,644
1,426 Carlisle Companies, Inc. 340,258
213 Caterpillar, Inc. 38,076
1,953 Chart Industries, Inc.
k
326,893
1,114 Cintas Corporation 416,112
23,132 CNH Industrial NV 268,100
8,631 Crane Holdings, Company 755,730
21,310 CSX Corporation 619,269
1,837 Curtiss-Wright Corporation 242,594
410 Deere & Company 122,783
12,051 Delta Air Lines, Inc.
k
349,117
22,318 Dun & Bradstreet Holdings, Inc.
k
335,440
7,850 Emerson Electric Company 624,389
4,458 Forward Air Corporation 409,958
4,241 FTI Consulting, Inc.
k
766,985
2,471 General Dynamics Corporation 546,709
117 Gorman-Rupp Company 3,311
9,933 Greenbrier Companies, Inc.
h
357,489
3,150 Helios Technologies, Inc. 208,687
2,449 Honeywell International, Inc. 425,661
13,225 Howmet Aerospace, Inc. 415,926
1,267 IDEX Corporation 230,125
779 Illinois Tool Works, Inc. 141,973
26,283 Janus International Group, Inc.
k
237,335
3,450 JetBlue Airways Corporation
k
28,876
7,151 Johnson Controls International plc 342,390
4,156 Kaman Corporation 129,875
2,188 L3Harris Technologies, Inc. 528,840
1,924 Lincoln Electric Holdings, Inc. 237,345
905 Linde plc 260,215
597 Lockheed Martin Corporation 256,686
5,255 ManpowerGroup, Inc. 401,535
2,093 Middleby Corporation
k
262,378
13,973 NAPCO Security Technologies,
Inc.
k
287,704
1,691 Norfolk Southern Corporation 384,347
667 Northrop Grumman Corporation 319,206
2,148 Old Dominion Freight Line, Inc. 550,489
2,849 Parker-Hannifin Corporation 700,996
1,569 Patrick Industries, Inc. 81,337
5,145 Quanta Services, Inc. 644,874
3,294 Regal Rexnord Corporation 373,935

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (14.1%) Value
Industrials (1.8%) - continued
10,991 Southwest Airlines Company
k
$ 396,995
10,734 Sun Country Airlines Holdings,
Inc.
k
196,862
421 Teledyne Technologies, Inc.
k
157,921
4,283 Tennant Company 253,768
7,518 Timken Company 398,830
23,863 Uber Technologies, Inc.
k
488,237
3,781 Union Pacific Corporation 806,412
3,992 United Parcel Service, Inc. 728,700
3,223 United Rentals, Inc.
k
782,899
Total 20,608,091
Information Technology (2.8%)
55 Accenture plc 15,271
76 Adobe, Inc.
k
27,821
2,451 Advanced Energy Industries, Inc. 178,874
7,310 Agilysys, Inc.
k
345,544
207 Akamai Technologies, Inc.
k
18,905
2,571 Amphenol Corporation 165,521
1,382 ANSYS, Inc.
k
330,699
32,733 Apple, Inc. 4,475,256
1,996 Autodesk, Inc.
k
343,232
1,508 Axcelis Technologies, Inc.
k
82,699
4,595 BigCommerce Holdings, Inc.
k
74,439
2,198 Bill.com Holdings, Inc.
k
241,648
9,828 Block, Inc.
k
604,029
2,843 Broadcom, Inc. 1,381,158
25 CACI International, Inc.
k
7,044
12,700 Ciena Corporation
k
580,390
22,653 Cisco Systems, Inc. 965,924
5,131 Computer Services, Inc. 189,655
2,952 Dolby Laboratories, Inc. 211,245
19,607 Dropbox, Inc.
k
411,551
522 Euronet Worldwide, Inc.
k
52,508
7,290 Fidelity National Information
Services, Inc. 668,274
2,803 Fiserv, Inc.
k
249,383
837 FLEETCOR Technologies, Inc.
k
175,862
24,465 Gilat Satellite Networks, Ltd.
h,k
147,769
5,175 II-VI, Inc.
h,k
263,666
6,368 Intel Corporation 238,227
722 KLA-Tencor Corporation 230,376
19,455 Knowles Corporation
k
337,155
672 Lam Research Corporation 286,373
1,125 Littelfuse, Inc. 285,795
362 Lumentum Holdings, Inc.
k
28,750
2,385 Mastercard, Inc. 752,420
7,819 Microchip Technology, Inc. 454,127
22,669 Microsoft Corporation 5,822,079
7,926 National Instruments Corporation 247,529
1,904 NICE, Ltd. ADR
h,k
366,425
9,093 NVIDIA Corporation 1,378,408
19,076 ON Semiconductor Corporation
k
959,714
10,372 PayPal Holdings, Inc.
k
724,380
1,318 Qorvo, Inc.
k
124,314
10,289 QUALCOMM, Inc. 1,314,317
28,686 Sabre Corporation
k
167,239
5,309 Salesforce, Inc.
k
876,197
12,757 Samsung Electronics Company,
Ltd. 562,678
1,807 ServiceNow, Inc.
k
859,265
4,108 Skyworks Solutions, Inc. 380,565
22,293 Sonos, Inc.
k
402,166
2,203 SunPower Corporation
k
34,829
561 TE Connectivity, Ltd. 63,477
Shares Common Stock (14.1%) Value
Information Technology (2.8%) - continued
8,333 Telefonaktiebolaget LM Ericsson
ADR $ 61,664
7,451 Texas Instruments, Inc. 1,144,846
6,862 Trimble, Inc.
k
399,574
4,660 TTEC Holdings, Inc. 316,367
49,132 TTM Technologies, Inc.
k
614,150
1,385 Western Digital Corporation
k
62,089
876 Wolfspeed, Inc.
k
55,582
3,524 Workiva, Inc.
k
232,549
579 Ziff Davis, Inc.
k
43,153
Total 32,035,146
Materials (0.6%)
11,307 Ashland Global Holdings, Inc. 1,165,186
598 Avery Dennison Corporation 96,798
12,461 Axalta Coating Systems, Ltd.
k
275,513
6,007 Ball Corporation 413,101
10,895 Carpenter Technology Corporation 304,080
5,316 CF Industries Holdings, Inc. 455,741
1,736 Crown Holdings, Inc. 160,007
2,841 Eastman Chemical Company 255,037
2,886 Freeport-McMoRan, Inc. 84,444
6,915 Ingevity Corporation
k
436,613
42,029 Ivanhoe Mines, Ltd.
k
241,948
2,735 LyondellBasell Industries NV 239,203
3,075 Nucor Corporation 321,061
4,103 PPG Industries, Inc. 469,137
635 Reliance Steel & Aluminum
Company 107,861
1,563 Sherwin-Williams Company 349,971
8,798 Steel Dynamics, Inc. 581,988
5,748 UFP Technologies, Inc.
k
457,368
2,870 United States Lime & Minerals, Inc. 303,072
Total 6,718,129
Real Estate (0.5%)
4,431 Agree Realty Corporation 319,608
2,952 Alexandria Real Estate Equities,
Inc. 428,129
2,746 American Campus Communities,
Inc. 177,035
1,190 AvalonBay Communities, Inc. 231,158
2,455 Camden Property Trust 330,148
2,959 CBRE Group, Inc.
k
217,812
3,256 Digital Realty Trust, Inc. 422,726
6,791 Duke Realty Corporation 373,165
88 Extra Space Storage, Inc. 14,971
22,685 Healthcare Realty Trust, Inc. 617,032
25,110 Host Hotels & Resorts, Inc. 393,725
14,663 Independence Realty Trust, Inc. 303,964
13,906 National Storage Affiliates Trust 696,273
19,684 Pebblebrook Hotel Trust 326,164
2,266 Public Storage, Inc. 708,510
294 Rexford Industrial Realty, Inc. 16,931
Total 5,577,351
Utilities (0.5%)
12,918 Alliant Energy Corporation 757,124
2,303 American Electric Power
Company, Inc. 220,950
15,670 CenterPoint Energy, Inc. 463,519
6,314 Constellation Energy Corporation 361,540
2,187 DTE Energy Company 277,202
4,473 Duke Energy Corporation 479,550

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (14.1%) Value
Utilities (0.5%) - continued
8,624 Entergy Corporation $ 971,407
10,498 Exelon Corporation 475,769
1,520 NextEra Energy Partners, LP 112,723
2,195 NextEra Energy, Inc. 170,025
21,340 NiSource, Inc. 629,317
2,299 NorthWestern Corporation 135,480
4,760 Portland General Electric
Company 230,051
5,279 Sempra Energy 793,275
3,170 Spire, Inc. 235,753
Total 6,313,685
Total Common Stock
(cost $138,455,030) 159,715,216
Shares
Registered Investment
Companies ( 13.9% ) Value
Unaffiliated  (3.4%)
89,022 Aberdeen Asia-Pacific Income
Fund, Inc. 259,944
39,350 AllianceBernstein Global High
Income Fund, Inc. 384,449
51,400 Allspring Income Opportunities
Fund 333,586
23,412 BlackRock Core Bond Trust 265,024
33,438 BlackRock Corporate High Yield
Fund, Inc. 318,664
31,155 BlackRock Credit Allocation
Income Trust 339,278
3,100 BlackRock Debt Strategies Fund,
Inc. 28,334
3,200 BlackRock Enhanced Equity
Dividend Trust 28,256
28,892 BlackRock Enhanced Global
Dividend Trust 282,275
9,700 BlackRock Enhanced International
Dividend Trust 49,082
4,300 BlackRock Floating Rate Income
Strategies Fund, Inc. 48,977
19,400 BlackRock Income Trust, Inc. 88,076
22,818 BlackRock Multi-Sector Income
Trust 324,244
19,563 Blackstone Strategic Credit Fund
h
218,519
5,400 Brookfield Real Assets Income
Fund, Inc. 99,522
38,423 Eaton Vance Limited Duration
Income Fund 396,910
8,410 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 64,841
25,523 First Trust High Income Long/Short
Fund 290,962
15,144 Invesco Dynamic Credit
Opportunities Fund
c
162,288
20,000 iShares S&P U.S. Preferred Stock
Index Fund
h
657,600
4,456 iShares U.S. Home Construction
ETF 233,940
69,550 Nuveen Credit Strategies Income
Fund 361,660
8,850 Nuveen Preferred Income
Opportunities Fund 67,703
10,300 Nuveen Quality Preferred Income
Fund II 74,778
31,532 PGIM Global High Yield Fund, Inc. 361,672
29,708 PGIM High Yield Bond Fund, Inc. 365,705
Shares
Registered Investment
Companies (13.9%) Value
Unaffiliated  (3.4%)- continued
11,327 Pimco Dynamic Income Fund $ 236,394
541,040 SPDR Blackstone Senior Loan
ETF
h
22,528,906
38,511 SPDR Bloomberg High Yield Bond
ETF
h
3,493,333
188,808 SPDR Bloomberg Short Term High
Yield Bond ETF
h
4,554,049
6,167 Tri-Continental Corporation 161,390
12,750 Vanguard Short-Term Corporate
Bond ETF 972,315
18,600 Virtus AllianzGI Convertible &
Income Fund
h
68,448
3,000 Virtus AllianzGI Equity &
Convertible Income Fund 62,250
19,603 Virtus Dividend, Interest &
Premium Strategy Fund 226,219
33,594 Voya Global Equity Dividend &
Premium Opportunity Fund 184,767
55,535 Western Asset High Income
Opportunity Fund, Inc. 219,919
Total 38,814,279
Affiliated  (10.5%)
11,667,170 Thrivent Core Emerging Markets
Debt Fund 87,503,778
3,626,025 Thrivent Core International Equity
Fund 31,365,120
Total 118,868,898
Total Registered Investment
Companies (cost $190,689,792) 157,683,177
Shares
Collateral Held for Securities
Loaned ( 3.7% ) Value
41,591,327 Thrivent Cash Management Trust 41,591,327
Total Collateral Held for
Securities Loaned
(cost $41,591,327) 41,591,327
Shares Preferred Stock ( 1.2% ) Value
Communications Services (0.1%)
35,275 AT&T, Inc., 4.750%
i
675,516
2,257 Paramount Global, Convertible,
5.750%
h
89,106
15,250 Telephone and Data Systems, Inc.,
6.000%
i
280,753
Total 1,045,375
Consumer Staples (<0.1%)
5,650 CHS, Inc., 6.750%
b,i
144,866
Total 144,866
Energy (0.1%)
38,460 Crestwood Equity Partners, LP,
9.250%
i
349,986
6,975 Energy Transfer, LP, 7.600%
b,i
162,518
6,317 Nustar Logistics, LP, 7.778%
b
151,292
Total 663,796
Financials (0.7%)
10,000 Aegon Funding Corporation II,
5.100% 210,000

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Preferred Stock (1.2%) Value
Financials (0.7%) - continued
20,000 Allstate Corporation, 5.100%
i
$ 447,200
15,000 Bank of America Corporation,
4.250%
i
277,500
7,750 Bank of America Corporation,
5.375%
i
177,707
303 Bank of America Corporation,
Convertible, 7.250%
i
364,963
19,925 Capital One Financial Corporation,
5.000%
i
403,481
12,970 Cobank ACB, 6.250%
b,h,i
1,297,649
21,500 Equitable Holdings, Inc., 5.250%
i
453,650
585 First Horizon Bank, 3.750%
b,f,i
475,372
12,500 First Republic Bank, 4.500%
i
231,250
23,000 J.P. Morgan Chase & Company,
4.200%
i
426,420
16,250 J.P. Morgan Chase & Company,
4.750%
i
346,938
12,800 J.P. Morgan Chase & Company,
5.750%
i
318,848
22,400 Morgan Stanley, 5.850%
b,i
553,952
13,084 Morgan Stanley, 7.125%
b,i
343,193
3,900 Regions Financial Corporation,
5.700%
b,i
90,987
3,500 Synovus Financial Corporation,
5.875%
b,i
86,905
19,200 Truist Financial Corporation,
4.750%
i
384,384
21,000 Wells Fargo & Company, 4.250%
i
369,180
465 Wells Fargo & Company,
Convertible, 7.500%
i
565,212
Total 7,824,791
Health Care (0.1%)
7,961 Becton, Dickinson and Company,
Convertible, 6.000%
h
393,751
4,331 Boston Scientific Corporation,
Convertible, 5.500% 439,337
207 Danaher Corporation, Convertible,
5.000%
h
273,904
Total 1,106,992
Industrials (<0.1%)
2,202 Stanley Black & Decker, Inc.,
Convertible, 5.250% 148,393
Total 148,393
Real Estate (<0.1%)
23,525 Public Storage, 4.125%
h,i
457,796
5,025 Public Storage, 4.625%
i
110,500
1,275 Public Storage, 4.700%
i
28,152
Total 596,448
Utilities (0.2%)
7,266 AES Corporation, Convertible,
6.875% 627,274
3,080 American Electric Power
Company, Inc., Convertible,
6.125% 166,320
23,000 CMS Energy Corporation, 4.200%
i
408,710
9,997 NextEra Energy, Inc., Convertible,
4.872% 562,931
2,421 NextEra Energy, Inc., Convertible,
5.279% 120,202
Shares Preferred Stock (1.2%) Value
Utilities (0.2%) - continued
929 NiSource, Inc., Convertible,
7.750% $ 105,646
25,600 Southern Company, 4.950% 559,437
Total 2,550,520
Total Preferred Stock
(cost $16,294,402) 14,081,181
Shares or
Principal
Amount Short-Term Investments ( 23.5% ) Value
Federal Home Loan Bank Discount
Notes
700,000 0.730%, 7/8/2022
l,m
699,811
800,000 1.230%, 8/3/2022
l,m
798,750
800,000 1.040%, 8/10/2022
l,m
798,486
900,000 1.087%, 8/17/2022
l,m
897,998
800,000 1.140%, 8/18/2022
l,m
798,183
100,000 1.190%, 8/31/2022
l,m
99,711
400,000 1.800%, 9/7/2022
l,m
398,566
100,000 1.700%, 9/13/2022
l,m
99,610
Thrivent Core Short-Term Reserve
Fund
25,224,559 1.630% 252,245,589
U.S. Treasury Bills
1,500,000 0.665%, 7/14/2022
l,n
1,499,423
7,500,000 0.731%, 7/21/2022
l,n
7,495,771
300,000 1.300%, 8/11/2022
l,o
299,560
Total Short-Term Investments
(cost $266,118,817) 266,131,458
Total Investments (cost
$1,461,104,628) 123.0% $1,394,058,130
Other Assets and Liabilities, Net
(23.0%) (260,482,963)
Total Net Assets 100.0% $1,133,575,167
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
June 30, 2022. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2022, the value of these investments was $181,924,885 or 16.0%
of total net assets.
g Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
June 30, 2022.
h All or a portion of the security is on loan.

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

i Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
j Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
k Non-income producing security.
l The interest rate shown reflects the yield.
m All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
n At June 30, 2022, $4,360,616 of investments were
segregated to cover exposure to a counterparty for margin
on open mortgage-backed security transactions.
o All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Diversified
Income Plus Fund as of June 30, 2022 was $518,099 or
0.05% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in
the schedule as of June 30, 2022.
Security
Acquisition
Date Cost
Credit Acceptance Corporation,
12/31/2024 5/29/2020 $ 536,042
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Diversified Income Plus
Fund as of June 30, 2022:
Securities Lending Transactions
Long-Term Fixed Income $ 9,149,088
Common Stock 31,373,740
Total lending $40,522,828
Gross amount payable upon return of
collateral for securities loaned $41,591,327
Net amounts due to counterparty $1,068,499
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
CMT 1Y - Constant Maturity Treasury Yield 1 Year
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
SOFRRATE - Secured Overnight Financing Rate
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 37,973,735
Gross unrealized depreciation (107,520,687)
Net unrealized appreciation (depreciation) $ (69,546,952)
Cost for federal income tax purposes $ 1,464,114,999

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2022, in valuing Diversified Income Plus Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 5,264,488 – 2,638,333 2,626,155
Capital Goods 22,433,708 – 17,443,066 4,990,642
Communications Services 16,227,395 – 15,445,849 781,546
Consumer Cyclical 11,144,992 – 9,397,555 1,747,437
Consumer Non-Cyclical 17,761,924 – 16,824,492 937,432
Energy 923,665 – 923,665 –
Financials 3,750,283 – 3,141,433 608,850
Technology 6,663,008 – 5,718,994 944,014
Transportation 5,792,313 – 5,391,366 400,947
Utilities 6,017,250 – 6,017,250 –
Long-Term Fixed Income
Asset-Backed Securities 37,284,660 – 37,284,660 –
Basic Materials 10,337,971 – 10,337,971 –
Capital Goods 19,997,856 – 19,997,856 –
Collateralized Mortgage Obligations 46,294,985 – 46,294,985 –
Commercial Mortgage-Backed Securities 10,469,287 – 10,469,287 –
Communications Services 27,721,143 – 27,721,143 –
Consumer Cyclical 34,084,786 – 34,084,786 –
Consumer Non-Cyclical 32,900,278 – 32,900,278 –
Energy 28,773,359 – 28,773,359 –
Financials 81,923,452 – 81,923,452 –
Foreign Government 170,592 – 170,592 –
Mortgage-Backed Securities 260,669,730 – 260,669,730 –
Technology 18,470,277 – 18,470,277 –
Transportation 7,942,739 – 7,942,739 –
U.S. Government & Agencies 27,963,326 – 27,963,326 –
Utilities 13,872,304 – 13,872,304 –
Common Stock
Communications Services 10,848,983 10,774,304 74,679 –
Consumer Discretionary 15,892,398 15,666,521 225,877 –
Consumer Staples 7,524,883 7,524,883 – –
Energy 7,913,348 7,913,348 – –
Financials 23,338,904 22,907,191 431,713 –
Health Care 22,944,298 22,944,298 – –
Industrials 20,608,091 20,190,437 417,654 –
Information Technology 32,035,146 31,472,468 562,678 –
Materials 6,718,129 6,476,181 241,948 –
Real Estate 5,577,351 5,577,351 – –
Utilities 6,313,685 6,313,685 – –
Registered Investment Companies
Unaffiliated 38,814,279 38,651,991 – 162,288
Preferred Stock
Communications Services 1,045,375 1,045,375 – –
Consumer Staples 144,866 144,866 – –
Energy 663,796 663,796 – –
Financials 7,824,791 6,051,770 1,773,021 –
Health Care 1,106,992 1,106,992 – –
Industrials 148,393 148,393 – –
Real Estate 596,448 596,448 – –
Utilities 2,550,520 2,550,520 – –
Short-Term Investments 13,885,869 – 13,885,869 –
Subtotal Investments in Securities $981,352,316 $208,720,818 $759,432,187 $13,199,311
Other Investments  * Total
Affiliated Registered Investment Companies 118,868,898
Affiliated Short-Term Investments 252,245,589
Collateral Held for Securities Loaned 41,591,327
Subtotal Other Investments $412,705,814
Total Investments at Value $1,394,058,130

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 1,881,760 1,881,760 – –
Credit Default Swaps 2,759 – 2,759 –
Total Asset Derivatives $1,884,519 $1,881,760 $2,759 $–
Liability Derivatives
Futures Contracts 1,374,602 1,374,602 – –
Total Liability Derivatives $1,374,602 $1,374,602 $– $–
The following table presents Diversified Income Plus Fund's futures contracts held as of June 30, 2022. Investments and/or cash totaling
$4,325,396 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 9 September 2022 $ 1,077,568 ( $ 10,787)
CBOT 2-Yr. U.S. Treasury Note 39 September 2022 8,219,046 (28,436)
CBOT U.S. Long Bond 216 September 2022 30,308,020 (365,020)
CME E-mini S&P 500 Index 176 September 2022 34,262,165 (914,565)
CME Ultra Long Term U.S. Treasury Bond 179 September 2022 27,626,233 1,299
Ultra 10-Yr. U.S. Treasury Note 33 September 2022 4,259,169 (55,794)
Total Futures Long Contracts $ 105,752,201 ( $ 1,373,303)
CBOT 5-Yr. U.S. Treasury Note (119) September 2022 ( $ 13,398,345) $ 40,595
CME E-mini Russell 2000 Index (252) September 2022 (23,317,398) 1,796,598
ICE mini MSCI EAFE Index (142) September 2022 (13,225,128) 43,268
Total Futures Short Contracts ( $ 49,940,871) $1,880,461
Total Futures Contracts $ 55,811,330 $507,158

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents Diversified Income Plus Fund's swaps contracts held as of June 30, 2022. Investments totaling $299,560 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 38, 5 Year, at 5.00%, Quarterly Buy 6/20/2027 $ 4,771,800 $ – $ 2,759 $ 2,759
Total Credit Default Swaps $– $2,759 $2,759
1 As the buyer of protection, Diversified Income Plus Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Diversified Income Plus Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Diversified Income Plus Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2022, for Diversified Income Plus
Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the
Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 41,894
Total Interest Rate Contracts 41,894
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 1,839,866
Total Equity Contracts 1,839,866
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 2,759
Total Credit Contracts 2,759
Total Asset Derivatives $1,884,519
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 914,565
Total Equity Contracts 914,565
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 460,037
Total Interest Rate Contracts 460,037
Total Liability Derivatives $1,374,602
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2022, for
Diversified Income Plus Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts (1,626,319)
Total Interest Rate Contracts (1,626,319)
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 1,235,372
Total Equity Contracts 1,235,372
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements (740)
Total Credit Contracts (740)
Total ($391,687)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2022, for Diversified Income Plus Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 426,438
Total Equity Contracts 426,438
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (689,138)
Total Interest Rate Contracts (689,138)
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 2,759
Total Credit Contracts 2,759
Total ($259,941)
The following table presents Diversified Income Plus Fund's average volume of derivative activity during the period ended June 30, 2022.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $24,520,010
Futures - Short (25,952,994)
Interest Rate Contracts
Futures - Long 39,942,358
Futures - Short (41,405,962)
Credit Contracts
Credit Default Swaps - Buy Protection 1,533

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Diversified Income Plus
Fund, is as follows:
Fund
Value
12/31/2021
Gross
Purchases
Gross
Sales
Value
6/30/2022
Shares Held at
6/30/2022
% of Net
Assets
6/30/2022
Affiliated Registered Investment Companies
Core Emerging Markets Debt $107,986 $3,600 $– $87,504 11,667 7.7%
Core International Equity 39,524 – – 31,365 3,626 2.8
Total Affiliated Registered Investment
Companies 147,510 118,869 10.5
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.630% 337,710 147,874 233,338 252,246 25,225 22.3
Total Affiliated Short-Term Investments 337,710 252,246 22.3
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   16,955 256,178 231,542 41,591 41,591 3.7
Total Collateral Held for Securities Loaned 16,955 41,591 3.7
Total Value $502,175 $412,706
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
1/1/2022
- 6/30/2022
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $(24,082) $– $2,599
Core International Equity – (8,159) – –
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.630% 0 0 – 1,009
Total Income/Non Income Cash from Affiliated Investments $3,608
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 172
Total Affiliated Income from Securities Loaned, Net $172
Total $0 $(32,241) $–

Multidimensional Income Fund
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 66.1% ) Value
Basic Materials (1.9%)
Alcoa Nederland Holding BV
$ 105,000 5.500%,  12/15/2027
a
$ 99,487
Chemours Company
60,000 5.750%,  11/15/2028
a
51,134
Cleveland-Cliffs, Inc.
50,000 5.875%,  6/1/2027 46,626
40,000 4.625%,  3/1/2029
a,b
35,300
45,000 4.875%,  3/1/2031
a,b
39,675
Consolidated Energy Finance SA
113,000 5.625%,  10/15/2028
a
90,904
EverArc Escrow Sarl
50,000 5.000%,  10/30/2029
a
42,086
First Quantum Minerals, Ltd.
104,000 6.875%,  10/15/2027
a
92,982
Hecla Mining Company
25,000 7.250%,  2/15/2028 23,047
Hudbay Minerals, Inc.
45,000 4.500%,  4/1/2026
a
37,655
Ingevity Corporation
85,000 3.875%,  11/1/2028
a
71,187
Mercer International, Inc.
45,000 5.125%,  2/1/2029 38,413
Methanex Corporation
59,000 4.250%,  12/1/2024 56,198
Novelis Corporation
35,000 3.250%,  11/15/2026
a
29,585
20,000 4.750%,  1/30/2030
a
16,624
15,000 3.875%,  8/15/2031
a
11,553
OCI NV
35,000 4.625%,  10/15/2025
a
33,783
Olin Corporation
76,000 5.125%,  9/15/2027 69,857
25,000 5.625%,  8/1/2029 22,281
SCIL USA Holdings, LLC
48,000 5.375%,  11/1/2026
a
38,400
SPCM SA
50,000 3.375%,  3/15/2030
a
39,125
SunCoke Energy, Inc.
56,000 4.875%,  6/30/2029
a
44,749
Taseko Mines, Ltd.
42,000 7.000%,  2/15/2026
a
35,747
Unifrax Escrow Issuer Corporation
44,000 5.250%,  9/30/2028
a
35,107
United States Steel Corporation
115,000 6.875%,  3/1/2029 100,348
Total 1,201,853
Capital Goods (3.6%)
Advanced Drainage Systems, Inc.
54,000 6.375%,  6/15/2030
a
52,735
AECOM
115,000 5.125%,  3/15/2027 108,675
Amsted Industries, Inc.
65,000 5.625%,  7/1/2027
a
61,100
15,000 4.625%,  5/15/2030
a
12,787
ARD Finance SA
20,000 6.500%,  6/30/2027
a
14,835
Principal
Amount Long-Term Fixed Income (66.1%) Value
Capital Goods (3.6%) - continued
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
$ 50,000 5.250%,  8/15/2027
a
$ 35,653
37,000 5.250%,  8/15/2027
a
26,383
Bombardier, Inc.
46,000 7.125%,  6/15/2026
a
37,926
40,000 7.875%,  4/15/2027
a
33,296
70,000 6.000%,  2/15/2028
a
52,458
Builders FirstSource, Inc.
25,000 5.000%,  3/1/2030
a
21,186
Chart Industries, Inc., Convertible
6,000 1.000%,  11/15/2024
a
17,235
Clydesdale Acquisition Holdings,
Inc.
8,000 6.625%,  4/15/2029
a
7,517
17,000 8.750%,  4/15/2030
a
14,664
Cornerstone Building Brands, Inc.
43,000 6.125%,  1/15/2029
a
27,625
Covanta Holding Corporation
31,000 5.000%,  9/1/2030 25,305
Covert Mergeco, Inc.
40,000 4.875%,  12/1/2029
a
32,549
CP Atlas Buyer, Inc.
40,000 7.000%,  12/1/2028
a
28,887
Crown Cork & Seal Company, Inc.
48,000 7.375%,  12/15/2026 49,032
General Electric Company
220,000
5.159%,  (LIBOR 3M +
3.330%), 9/15/2022
c,d
192,764
GFL Environmental, Inc.
62,000 4.000%,  8/1/2028
a
51,150
74,000 3.500%,  9/1/2028
a
63,455
H&E Equipment Services, Inc.
114,000 3.875%,  12/15/2028
a
92,198
Howard Midstream Energy
Partners, LLC
54,000 6.750%,  1/15/2027
a
46,521
Howmet Aerospace, Inc.
89,000 3.000%,  1/15/2029 73,713
JELD-WEN, Inc.
17,000 4.625%,  12/15/2025
a
14,450
KBR, Inc., Convertible
28,000 2.500%,  11/1/2023 53,984
Mauser Packaging Solutions
Holding Company
30,000 5.500%,  4/15/2024
a
28,650
70,000 7.250%,  4/15/2025
a
61,075
Meritor, Inc.
35,000 4.500%,  12/15/2028
a
33,699
MIWD Holdco II, LLC
64,000 5.500%,  2/1/2030
a
51,505
Nesco Holdings II, Inc.
30,000 5.500%,  4/15/2029
a
25,125
New Enterprise Stone and Lime
Company, Inc.
89,000 5.250%,  7/15/2028
a
73,161
OI European Group BV
85,000 4.750%,  2/15/2030
a
71,188
Owens-Brockway Glass Container,
Inc.
45,000 5.875%,  8/15/2023
a
44,550

Multidimensional Income Fund
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (66.1%) Value
Capital Goods (3.6%) - continued
Pactiv Evergreen Group
$ 40,000 4.375%,  10/15/2028
a
$ 34,000
Patrick Industries, Inc., Convertible
13,000 1.000%,  2/1/2023 12,727
PGT Innovations, Inc.
50,000 4.375%,  10/1/2029
a
39,423
SRM Escrow Issuer, LLC
105,000 6.000%,  11/1/2028
a
88,749
Sunpower Corporation,
Convertible
9,000 4.000%,  1/15/2023 9,302
Titan Acquisition, Ltd.
30,000 7.750%,  4/15/2026
a
27,576
TransDigm, Inc.
25,000 6.250%,  3/15/2026
a
24,094
205,000 5.500%,  11/15/2027 173,918
United Rentals North America, Inc.
70,000 4.875%,  1/15/2028 66,184
30,000 4.000%,  7/15/2030 25,646
Victors Merger Corporation
30,000 6.375%,  5/15/2029
a
18,300
Waste Pro USA, Inc.
15,000 5.500%,  2/15/2026
a
13,325
WESCO Distribution, Inc.
100,000 7.250%,  6/15/2028
a
98,900
Total 2,269,180
Collateralized Mortgage Obligations (0.1%)
GMACM Mortgage Loan Trust
13,780
3.589%,  11/19/2035, Ser.
2005-AR6, Class 1A1
c
13,018
Residential Accredit Loans, Inc.
Trust
46,004
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 39,438
Total 52,456
Communications Services (5.3%)
Altice France SA
29,000 5.125%,  7/15/2029
a
21,895
197,000 5.500%,  10/15/2029
a
150,490
AMC Networks, Inc.
43,000 4.750%,  8/1/2025 40,056
Cable One, Inc., Convertible
48,000 1.125%,  3/15/2028 40,224
CCO Holdings, LLC
32,000 5.500%,  5/1/2026
a
31,223
10,000 5.125%,  5/1/2027
a
9,437
30,000 4.750%,  3/1/2030
a
25,657
115,000 4.500%,  8/15/2030
a
95,482
147,000 4.750%,  2/1/2032
a
120,364
55,000 4.250%,  1/15/2034
a
42,487
Cengage Learning, Inc.
68,000 9.500%,  6/15/2024
a
62,900
Clear Channel Worldwide
Holdings, Inc.
50,000 5.125%,  8/15/2027
a
42,216
51,000 7.750%,  4/15/2028
a
37,106
CommScope, Inc.
70,000 7.125%,  7/1/2028
a
53,206
Principal
Amount Long-Term Fixed Income (66.1%) Value
Communications Services (5.3%) - continued
Consolidated Communications,
Inc.
$ 50,000 5.000%,  10/1/2028
a
$ 39,968
CSC Holdings, LLC
110,000 5.375%,  2/1/2028
a
95,150
41,000 6.500%,  2/1/2029
a
37,028
61,000 4.125%,  12/1/2030
a
47,580
DIRECTV Holdings, LLC
65,000 5.875%,  8/15/2027
a
55,450
DISH DBS Corporation
21,000 5.250%,  12/1/2026
a
16,461
21,000 7.375%,  7/1/2028 14,284
58,000 5.750%,  12/1/2028
a
42,944
Entercom Media Corporation
78,000 6.500%,  5/1/2027
a
46,418
Frontier Communications
Holdings, LLC
57,000 5.875%,  10/15/2027
a
51,249
16,000 8.750%,  5/15/2030
a
16,176
GCI, LLC
75,000 4.750%,  10/15/2028
a
64,984
Gray Escrow II, Inc.
140,000 5.375%,  11/15/2031
a
112,172
Gray Television, Inc.
50,000 4.750%,  10/15/2030
a
39,125
Hughes Satellite Systems
Corporation
20,000 6.625%,  8/1/2026 17,750
iHeartCommunications, Inc.
45,000 4.750%,  1/15/2028
a
37,084
Iliad Holding SASU
56,000 6.500%,  10/15/2026
a
50,398
LCPR Senior Secured Financing
DAC
40,000 6.750%,  10/15/2027
a
37,313
Level 3 Financing, Inc.
100,000 4.625%,  9/15/2027
a
85,250
70,000 4.250%,  7/1/2028
a
56,087
Netflix, Inc.
40,000 4.875%,  4/15/2028 37,642
Nexstar Escrow Corporation
85,000 5.625%,  7/15/2027
a
77,563
Paramount Global
200,000 6.375%,  3/30/2062
c
178,560
Radiate Holdco, LLC
35,000 6.500%,  9/15/2028
a
27,051
Rogers Communications, Inc.
180,000 5.250%,  3/15/2082
a,c
157,451
Scripps Escrow II, Inc.
50,000 5.375%,  1/15/2031
a
39,878
Scripps Escrow, Inc.
35,000 5.875%,  7/15/2027
a
30,641
Sinclair Television Group, Inc.
105,000 5.500%,  3/1/2030
a
77,313
Sirius XM Radio, Inc.
85,000 5.000%,  8/1/2027
a
78,839
25,000 4.000%,  7/15/2028
a
21,625
30,000 4.125%,  7/1/2030
a
25,056
Sprint Capital Corporation
83,000 6.875%,  11/15/2028 87,276
56,000 8.750%,  3/15/2032 67,395

Multidimensional Income Fund
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (66.1%) Value
Communications Services (5.3%) - continued
Sprint Corporation
$ 155,000 7.625%,  2/15/2025 $ 161,559
TEGNA, Inc.
88,000 4.625%,  3/15/2028 82,280
Telesat Canada
20,000 4.875%,  6/1/2027
a
11,700
10,000 6.500%,  10/15/2027
a
4,207
T-Mobile USA, Inc.
70,000 2.875%,  2/15/2031 58,116
Twitter, Inc.
13,000 3.875%,  12/15/2027
a
12,256
Twitter, Inc., Convertible
56,000 Zero Coupon,  3/15/2026 49,564
United States Cellular Corporation
35,000 6.700%,  12/15/2033 33,338
Uniti Fiber Holdings, Inc.,
Convertible
9,000 4.000%,  6/15/2024
a
9,546
Uniti Group, LP
15,000 4.750%,  4/15/2028
a
12,336
Univision Communications, Inc.
95,000 6.625%,  6/1/2027
a
90,450
Viasat, Inc.
25,000 6.500%,  7/15/2028
a
17,221
Vodafone Group plc
88,000 7.000%,  4/4/2079
c
86,324
VTR Finance NV
40,000 6.375%,  7/15/2028
a
28,536
VZ Secured Financing BV
81,000 5.000%,  1/15/2032
a
67,230
Zayo Group Holdings, Inc.
31,000 4.000%,  3/1/2027
a
25,717
Total 3,392,284
Consumer Cyclical (5.9%)
1011778 B.C., ULC
105,000 4.375%,  1/15/2028
a
91,802
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
45,000 10.500%,  2/15/2028
a
23,226
Allied Universal Finance
Corporation
30,000 4.625%,  6/1/2028
a
24,276
Allied Universal Holdco, LLC
25,000 6.625%,  7/15/2026
a
22,941
85,000 4.625%,  6/1/2028
a
70,100
35,000 6.000%,  6/1/2029
a
25,416
Allison Transmission, Inc.
60,000 4.750%,  10/1/2027
a
54,881
20,000 3.750%,  1/30/2031
a
16,029
American Axle & Manufacturing,
Inc.
107,000 6.500%,  4/1/2027 94,695
Arko Corporation
32,000 5.125%,  11/15/2029
a
24,241
Ashton Woods USA, LLC
30,000 4.625%,  8/1/2029
a
22,500
BellRing Brands, Inc.
43,000 7.000%,  3/15/2030
a
40,527
Principal
Amount Long-Term Fixed Income (66.1%) Value
Consumer Cyclical (5.9%) - continued
Bloomin' Brands, Inc., Convertible
$ 2,000 5.000%,  5/1/2025 $ 3,162
Boyd Gaming Corporation
50,000 4.750%,  6/15/2031
a
42,251
Boyne USA, Inc.
40,000 4.750%,  5/15/2029
a
34,638
Brookfield Property REIT, Inc.
33,000 5.750%,  5/15/2026
a
30,112
Brookfield Residential Properties,
Inc.
85,000 6.250%,  9/15/2027
a
70,460
Burlington Stores, Inc., Convertible
27,000 2.250%,  4/15/2025 26,612
Caesars Entertainment, Inc.
71,000 6.250%,  7/1/2025
a
68,425
45,000 8.125%,  7/1/2027
a
43,481
70,000 4.625%,  10/15/2029
a
54,425
Callaway Golf Company,
Convertible
4,000 2.750%,  5/1/2026 5,357
Carnival Corporation
105,000 7.625%,  3/1/2026
a
81,327
75,000 5.750%,  3/1/2027
a
54,171
Cedar Fair, LP
24,000 5.375%,  4/15/2027 22,744
62,000 5.250%,  7/15/2029 54,676
Churchill Downs, Inc.
25,000 4.750%,  1/15/2028
a
22,250
Cinemark USA, Inc.
67,000 5.875%,  3/15/2026
a,b
59,743
Clarios Global, LP
15,000 8.500%,  5/15/2027
a
14,497
Cushman & Wakefield US
Borrower, LLC
30,000 6.750%,  5/15/2028
a
27,862
Dana, Inc.
55,000 5.625%,  6/15/2028 47,343
Dick's Sporting Goods, Inc.,
Convertible
11,000 3.250%,  4/15/2025 26,201
Empire Communities Corporation
75,000 7.000%,  12/15/2025
a
59,250
Expedia Group, Inc., Convertible
14,000 Zero Coupon,  2/15/2026 12,635
Ford Motor Company
30,000 3.250%,  2/12/2032 22,437
Ford Motor Company, Convertible
50,000 Zero Coupon,  3/15/2026 45,600
Ford Motor Credit Company, LLC
105,000 4.063%,  11/1/2024 99,613
139,000 2.300%,  2/10/2025 124,808
75,000 4.134%,  8/4/2025 71,039
85,000 2.700%,  8/10/2026 72,433
Forestar Group, Inc.
40,000 3.850%,  5/15/2026
a
32,871
Gap, Inc.
15,000 3.625%,  10/1/2029
a
10,533
General Motors Financial
Company, Inc.
50,000 5.700%,  9/30/2030
c,d
43,500

Multidimensional Income Fund
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (66.1%) Value
Consumer Cyclical (5.9%) - continued
Goodyear Tire & Rubber Company
$ 40,000 5.000%,  7/15/2029 $ 33,126
20,000 5.250%,  7/15/2031 16,075
Guitar Center Escrow Issuer II, Inc.
15,000 8.500%,  1/15/2026
a
13,237
Hanesbrands, Inc.
43,000 4.875%,  5/15/2026
a
39,829
Herc Holdings, Inc.
45,000 5.500%,  7/15/2027
a
41,081
Hilton Domestic Operating
Company, Inc.
30,000 4.875%,  1/15/2030 27,112
Hilton Grand Vacations Borrower
Escrow, LLC
90,000 5.000%,  6/1/2029
a
72,900
Hilton Worldwide Finance, LLC
70,000 4.875%,  4/1/2027 65,949
International Game Technology plc
81,000 5.250%,  1/15/2029
a
73,345
Jacobs Entertainment, Inc.
32,000 6.750%,  2/15/2029
a
27,060
KB Home
45,000 4.800%,  11/15/2029 37,529
L Brands, Inc.
120,000 6.625%,  10/1/2030
a
103,649
10,000 6.875%,  11/1/2035 8,125
Macy's Retail Holdings, LLC
70,000 5.875%,  4/1/2029
a
59,587
Magic MergerCo, Inc.
40,000 5.250%,  5/1/2028
a
31,439
Mattamy Group Corporation
47,000 5.250%,  12/15/2027
a
38,381
MGM Resorts International
15,000 6.000%,  3/15/2023 14,965
110,000 5.500%,  4/15/2027 98,726
NCL Corporation, Ltd.
63,000 3.625%,  12/15/2024
a,b
52,401
25,000 5.875%,  2/15/2027
a
21,375
Penn National Gaming, Inc.
55,000 4.125%,  7/1/2029
a
41,734
PetSmart, Inc./PetSmart Finance
Corporation
65,000 4.750%,  2/15/2028
a
56,241
72,000 7.750%,  2/15/2029
a
64,837
Realogy Group, LLC
55,000 5.750%,  1/15/2029
a
41,708
Rite Aid Corporation
22,000 7.500%,  7/1/2025
a
17,820
Royal Caribbean Cruises, Ltd.
91,000 9.125%,  6/15/2023
a
89,995
62,000 4.250%,  7/1/2026
a
44,042
Scientific Games International, Inc.
65,000 7.250%,  11/15/2029
a
60,958
34,000 6.625%,  3/1/2030
a
28,900
SeaWorld Parks and
Entertainment, Inc.
24,000 5.250%,  8/15/2029
a
20,309
Six Flags Theme Parks, Inc.
35,000 7.000%,  7/1/2025
a
35,432
Staples, Inc.
47,000 7.500%,  4/15/2026
a
38,957
Principal
Amount Long-Term Fixed Income (66.1%) Value
Consumer Cyclical (5.9%) - continued
$ 49,000 10.750%,  4/15/2027
a
$ 32,340
Station Casinos, LLC
39,000 4.625%,  12/1/2031
a
30,420
Tenneco, Inc.
85,000 5.000%,  7/15/2026 79,475
Travel + Leisure Company
45,000 6.625%,  7/31/2026
a
42,666
Uber Technologies, Inc.
35,000 6.250%,  1/15/2028
a,b
32,369
Vail Resorts, Inc., Convertible
11,000 Zero Coupon,  1/1/2026 9,570
VICI Properties, LP/VICI Note
Company, Inc.
50,000 4.500%,  9/1/2026
a
46,000
Wabash National Corporation
51,000 4.500%,  10/15/2028
a
39,015
Wyndham Hotels & Resorts, Inc.
30,000 4.375%,  8/15/2028
a
26,240
Yum! Brands, Inc.
75,000 4.750%,  1/15/2030
a
68,063
ZF North America Capital, Inc.
35,000 4.750%,  4/29/2025
a
32,288
Total 3,750,360
Consumer Non-Cyclical (4.9%)
Albertson's Companies, Inc.
69,000 3.500%,  3/15/2029
a
55,843
Aramark Services, Inc.
79,000 5.000%,  2/1/2028
a
71,591
Avantor Funding, Inc.
81,000 4.625%,  7/15/2028
a
74,253
Bausch Health Companies, Inc.
23,000 5.500%,  11/1/2025
a
20,201
38,000 9.000%,  12/15/2025
a
28,076
210,000 5.000%,  1/30/2028
a
111,825
50,000 4.875%,  6/1/2028
a
39,127
BioMarin Pharmaceutical, Inc.,
Convertible
9,000 1.250%,  5/15/2027 8,944
Centene Corporation
85,000 4.250%,  12/15/2027 79,345
63,000 4.625%,  12/15/2029 58,747
65,000 3.000%,  10/15/2030 53,869
Central Garden & Pet Company
65,000 4.125%,  10/15/2030 53,333
Chobani, LLC/Chobani Finance
Corporation, Inc.
60,000 4.625%,  11/15/2028
a
50,700
Community Health Systems, Inc.
30,000 5.625%,  3/15/2027
a
25,391
19,000 8.000%,  12/15/2027
a
17,254
40,000 6.000%,  1/15/2029
a
33,137
121,000 6.875%,  4/15/2029
a
78,045
Coty, Inc.
55,000 5.000%,  4/15/2026
a
50,394
DaVita, Inc.
39,000 4.625%,  6/1/2030
a
30,415
Edgewell Personal Care Company
45,000 5.500%,  6/1/2028
a
40,945

Multidimensional Income Fund
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (66.1%) Value
Consumer Non-Cyclical (4.9%) - continued
Embecta Corporation
$ 20,000 6.750%,  2/15/2030
a
$ 18,007
Encompass Health Corporation
100,000 4.500%,  2/1/2028 85,610
Energizer Holdings, Inc.
15,000 4.750%,  6/15/2028
a
11,906
40,000 4.375%,  3/31/2029
a
30,709
HCA, Inc.
103,000 5.375%,  2/1/2025 102,460
HFC Prestige Products, Inc.
64,000 4.750%,  1/15/2029
a
54,933
HLF Financing SARL, LLC
117,000 4.875%,  6/1/2029
a
80,730
Ionis Pharmaceuticals, Inc.,
Convertible
7,000 0.125%,  12/15/2024 6,149
Jazz Investments I, Ltd.,
Convertible
41,000 2.000%,  6/15/2026 48,072
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
16,000 6.500%,  4/15/2029
a
16,096
Mattel, Inc.
85,000 3.375%,  4/1/2026
a
77,981
Molina Healthcare, Inc.
90,000 4.375%,  6/15/2028
a
80,394
Mozart Debt Merger Sub, Inc.
41,000 3.875%,  4/1/2029
a
34,920
77,000 5.250%,  10/1/2029
a
63,240
Organon & Company
58,000 4.125%,  4/30/2028
a
51,330
Owens & Minor, Inc.
42,000 6.625%,  4/1/2030
a
38,366
Par Pharmaceutical, Inc.
85,000 7.500%,  4/1/2027
a
64,600
Performance Food Group, Inc.
36,000 4.250%,  8/1/2029
a
30,060
Perrigo Finance Unlimited
Company
93,000 4.375%,  3/15/2026 87,899
Pilgrim's Pride Corporation
41,000 3.500%,  3/1/2032
a
32,031
Post Holdings, Inc.
49,000 5.750%,  3/1/2027
a
47,469
33,000 5.625%,  1/15/2028
a
31,324
20,000 5.500%,  12/15/2029
a
17,880
46,000 4.500%,  9/15/2031
a
37,621
Prime Security Services Borrower,
LLC/Prime Finance Inc.
160,000 5.750%,  4/15/2026
a
149,200
QBE Insurance Group, Ltd.
44,000 5.875%,  5/12/2025
a,c,d
42,790
Scotts Miracle-Gro Company
37,000 4.500%,  10/15/2029 30,349
SEG Holding, LLC
100,000 5.625%,  10/15/2028
a
89,610
Simmons Foods, Inc.
98,000 4.625%,  3/1/2029
a
82,849
Spectrum Brands, Inc.
45,000 5.000%,  10/1/2029
a
38,913
Principal
Amount Long-Term Fixed Income (66.1%) Value
Consumer Non-Cyclical (4.9%) - continued
$ 10,000 5.500%,  7/15/2030
a
$ 9,000
Syneos Health, Inc.
50,000 3.625%,  1/15/2029
a
42,341
Teleflex, Inc.
61,000 4.250%,  6/1/2028
a
55,116
Tenet Healthcare Corporation
12,000 4.625%,  7/15/2024 11,517
42,000 6.250%,  2/1/2027
a
38,657
155,000 5.125%,  11/1/2027
a
139,500
62,000 6.125%,  10/1/2028
a
53,058
Teva Pharmaceutical Finance
Netherlands III BV
85,000 3.150%,  10/1/2026 69,700
TreeHouse Foods, Inc.
67,000 4.000%,  9/1/2028 54,588
United Natural Foods, Inc.
24,000 6.750%,  10/15/2028
a
22,429
Valeant Pharmaceuticals
International, Inc.
31,000 8.500%,  1/31/2027
a
21,739
Winnebago Industries, Inc.,
Convertible
15,000 1.500%,  4/1/2025 15,356
Total 3,097,934
Energy (5.6%)
Antero Resources Corporation
65,000 5.375%,  3/1/2030
a
59,268
Archrock Partners, LP/Archrock
Partners Finance Corporation
65,000 6.250%,  4/1/2028
a
57,545
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
34,000 6.625%,  7/15/2026
a
30,602
BP Capital Markets plc
314,000 4.875%,  3/22/2030
c,d
273,383
Buckeye Partners, LP
65,000 3.950%,  12/1/2026 56,857
Callon Petroleum Company
45,000 8.250%,  7/15/2025 43,862
26,000 7.500%,  6/15/2030
a
23,924
Cheniere Energy Partners, LP
30,000 4.500%,  10/1/2029 26,781
18,000 3.250%,  1/31/2032
a
14,175
Cheniere Energy, Inc.
20,000 4.625%,  10/15/2028 18,011
Chesapeake Energy Corporation
87,000 6.750%,  4/15/2029
a
84,132
CNX Resources Corporation
40,000 6.000%,  1/15/2029
a
37,368
CNX Resources Corporation,
Convertible
28,000 2.250%,  5/1/2026 40,922
Comstock Resources, Inc.
20,000 6.750%,  3/1/2029
a
17,909
30,000 5.875%,  1/15/2030
a
25,800
CrownRock Finance, Inc.
59,000 5.625%,  10/15/2025
a
55,460
DT Midstream, Inc.
80,000 4.125%,  6/15/2029
a
67,800
10,000 4.375%,  6/15/2031
a
8,375

Multidimensional Income Fund
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (66.1%) Value
Energy (5.6%) - continued
Enbridge, Inc.
$ 187,000 6.250%,  3/1/2078
c
$ 166,456
52,000 5.750%,  7/15/2080
c
47,545
Endeavor Energy Resources, LP
45,000 5.750%,  1/30/2028
a
42,869
Energy Transfer, LP
135,000 6.750%,  5/15/2025
c,d
112,649
EnLink Midstream Partners, LP
65,000 4.850%,  7/15/2026 59,963
Enterprise Products Operating,
LLC
75,000 4.875%,  8/16/2077
c
59,806
EQT Corporation, Convertible
28,000 1.750%,  5/1/2026 65,954
Ferrellgas, LP
39,000 5.375%,  4/1/2026
a
33,859
Harvest Midstream, LP
92,000 7.500%,  9/1/2028
a
86,409
Hess Midstream Operations, LP
40,000 5.625%,  2/15/2026
a
38,100
29,000 5.500%,  10/15/2030
a
26,028
Hilcorp Energy I, LP/Hilcorp
Finance Company
75,000 5.750%,  2/1/2029
a
65,860
51,000 6.250%,  4/15/2032
a
44,788
Holly Energy Partners, LP/Holly
Energy Finance Corporation
36,000 6.375%,  4/15/2027
a
33,885
ITT Holdings, LLC
55,000 6.500%,  8/1/2029
a
44,000
Laredo Petroleum, Inc.
110,000 7.750%,  7/31/2029
a,b
99,240
MEG Energy Corporation
54,000 7.125%,  2/1/2027
a
54,382
MPLX, LP
140,000 6.875%,  2/15/2023
c,d
132,955
Murphy Oil Corporation
40,000 5.875%,  12/1/2027 37,330
Nabors Industries, Ltd.
85,000 7.250%,  1/15/2026
a
75,382
NuStar Logistics, LP
50,000 5.750%,  10/1/2025 46,750
Oasis Petroleum, Inc.
45,000 6.375%,  6/1/2026
a
41,625
Occidental Petroleum Corporation
65,000 8.500%,  7/15/2027 71,527
20,000 6.450%,  9/15/2036 20,500
PBF Holding Company, LLC
25,000 9.250%,  5/15/2025
a
26,156
Pioneer Natural Resources
Company, Convertible
7,000 0.250%,  5/15/2025 15,134
Plains All American Pipeline, LP
60,000 6.125%,  11/15/2022
c,d
42,600
Precision Drilling Corporation
50,000 6.875%,  1/15/2029
a
44,750
Range Resources Corporation
67,000 4.750%,  2/15/2030
a
60,088
SM Energy Company
53,000 6.625%,  1/15/2027 49,555
Principal
Amount Long-Term Fixed Income (66.1%) Value
Energy (5.6%) - continued
$ 20,000 6.500%,  7/15/2028 $ 18,394
Southwestern Energy Company
25,000 5.375%,  2/1/2029 23,190
55,000 5.375%,  3/15/2030 50,600
25,000 4.750%,  2/1/2032 21,363
Sunoco, LP
40,000 6.000%,  4/15/2027 38,135
10,000 5.875%,  3/15/2028 9,118
35,000 4.500%,  4/30/2030
a
28,258
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
108,000 5.500%,  1/15/2028
a
91,818
Teine Energy, Ltd.
30,000 6.875%,  4/15/2029
a
27,900
TransCanada Trust
100,000 5.600%,  3/7/2082
c
90,750
165,000 5.300%,  3/15/2077
c
146,850
Transocean Proteus, Ltd.
9,000 6.250%,  12/1/2024
a
8,393
Transocean, Inc.
45,000 11.500%,  1/30/2027
a
42,238
USA Compression Partners, LP
55,000 6.875%,  4/1/2026 50,034
Venture Global Calcasieu Pass,
LLC
80,000 3.875%,  8/15/2029
a
69,978
25,000 4.125%,  8/15/2031
a
21,363
W&T Offshore, Inc.
19,000 9.750%,  11/1/2023
a
18,098
Weatherford International, Ltd.
51,000 8.625%,  4/30/2030
a
42,319
Western Midstream Operating, LP
109,000 3.950%,  6/1/2025 102,869
10,000 5.500%,  8/15/2048 8,150
Total 3,598,137
Financials (20.6%)
Air Lease Corporation
218,000 4.650%,  6/15/2026
c,d
181,025
Aircastle, Ltd.
135,000 5.250%,  6/15/2026
a,c,d
111,419
Alliant Holdings Intermediate, LLC
26,000 6.750%,  10/15/2027
a
23,072
Ally Financial, Inc.
55,000 5.750%,  11/20/2025 54,185
301,000 4.700%,  5/15/2026
c,d
238,697
85,000 4.700%,  5/15/2028
c,d
62,709
Altice Financing SA
15,000 5.750%,  8/15/2029
a
12,037
American Express Company
110,000 3.550%,  9/15/2026
c,d
89,497
American Finance Trust, Inc.
73,000 4.500%,  9/30/2028
a
57,305
AmWINS Group, Inc.
30,000 4.875%,  6/30/2029
a
24,568
Ares Capital Corporation,
Convertible
14,000 4.625%,  3/1/2024 14,542

Multidimensional Income Fund
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (66.1%) Value
Financials (20.6%) - continued
BAC Capital Trust XIV
$ 90,000
4.000%,  (LIBOR 3M +
0.400%), 7/18/2022
c,d
$ 63,900
Banco Santander SA
120,000 4.750%,  11/12/2026
c,d
98,123
Bank of America Corporation
284,000 6.250%,  9/5/2024
c,d
276,048
110,000 6.100%,  3/17/2025
c,d
108,315
60,000 6.300%,  3/10/2026
c,d
59,483
240,000 4.375%,  1/27/2027
c,d
199,145
350,000 6.125%,  4/27/2027
c,d
337,531
142,000 5.875%,  3/15/2028
c,d
124,680
Bank of New York Mellon
Corporation
142,000 4.700%,  9/20/2025
c,d
138,734
Bank of Nova Scotia
254,000 4.900%,  6/4/2025
c,d
235,511
Barclays plc
105,000 8.000%,  6/15/2024
c,d
103,162
75,000 4.375%,  3/15/2028
c,d
57,515
BNP Paribas SA
115,000 6.625%,  3/25/2024
a,c,d
110,256
Canpack SA/Canpack US LLC
95,000 3.125%,  11/1/2025
a
82,595
Capital One Financial Corporation
50,000 3.950%,  9/1/2026
c,d
40,125
Cascades USA, Inc.
40,000 5.125%,  1/15/2026
a
36,526
Charles Schwab Corporation
191,000 5.375%,  6/1/2025
c,d
188,613
176,000 4.000%,  6/1/2026
c,d
149,188
140,000 5.000%,  6/1/2027
c,d
125,500
160,000 4.000%,  12/1/2030
c,d
123,160
Citigroup, Inc.
100,000 5.950%,  1/30/2023
c,d
97,980
60,000 5.000%,  9/12/2024
c,d
52,800
200,000 5.950%,  5/15/2025
c,d
185,670
210,000 4.000%,  12/10/2025
c,d
181,650
255,000 3.875%,  2/18/2026
c,d
211,650
140,000 4.150%,  11/15/2026
c,d
112,350
Citizens Financial Group, Inc.
110,000 4.000%,  10/6/2026
c,d
87,604
Coinbase Global, Inc., Convertible
44,000 0.500%,  6/1/2026 24,617
Comerica, Inc.
22,000 5.625%,  7/1/2025
c,d
21,780
Credit Acceptance Corporation
65,000 5.125%,  12/31/2024
*
61,230
Credit Agricole SA
52,000 6.875%,  9/23/2024
a,c,d
50,140
44,000 8.125%,  12/23/2025
a,c,d
45,069
200,000 4.750%,  3/23/2029
a,c,d
155,433
Credit Suisse Group AG
55,000 7.500%,  12/11/2023
a,c,d
52,335
55,000 7.250%,  9/12/2025
a,c,d
47,787
200,000 9.750%,  6/23/2027
a,c,d
204,250
Dai-ichi Life Insurance Company,
Ltd.
275,000 5.100%,  10/28/2024
a,b,c,d
272,552
Deutsche Bank AG
275,000 6.000%,  10/30/2025
c,d
237,187
Principal
Amount Long-Term Fixed Income (66.1%) Value
Financials (20.6%) - continued
Drawbridge Special Opportunities
Fund, LP
$ 100,000 3.875%,  2/15/2026
a
$ 91,683
Euronet Worldwide, Inc.,
Convertible
8,000 0.750%,  3/15/2049 8,090
Fifth Third Bancorp
105,000 4.500%,  9/30/2025
c,d
97,779
Fortress Transportation and
Infrastructure Investors, LLC
42,000 6.500%,  10/1/2025
a
39,627
35,000 9.750%,  8/1/2027
a
34,209
25,000 5.500%,  5/1/2028
a
20,635
FTI Consulting, Inc., Convertible
25,000 2.000%,  8/15/2023 45,030
Genworth Mortgage Holdings, Inc.
31,000 6.500%,  8/15/2025
a
29,237
Global Net Lease, Inc.
90,000 3.750%,  12/15/2027
a
75,212
Goldman Sachs Group, Inc.
260,000 5.500%,  8/10/2024
c,d
250,978
140,000 4.400%,  2/10/2025
c,d
118,510
145,000 3.650%,  8/10/2026
c,d
112,567
130,000 4.125%,  11/10/2026
c,d
106,275
Hartford Financial Services Group,
Inc.
120,000
3.536%,  (LIBOR 3M +
2.125%), 2/12/2047
a,c
94,712
HSBC Holdings plc
46,000 6.375%,  3/30/2025
c,d
44,480
101,000 6.500%,  3/23/2028
c,d
91,464
110,000 4.600%,  12/17/2030
c,d
84,552
140,000 6.500%,  9/15/2037 149,371
HUB International, Ltd.
22,000 7.000%,  5/1/2026
a
20,689
34,000 5.625%,  12/1/2029
a
28,086
Huntington Bancshares, Inc.
130,000 4.450%,  10/15/2027
c,d
115,217
Icahn Enterprises, LP
83,000 4.750%,  9/15/2024 77,464
40,000 6.375%,  12/15/2025 37,812
25,000 6.250%,  5/15/2026 23,404
50,000 5.250%,  5/15/2027 44,292
iStar, Inc.
85,000 4.250%,  8/1/2025 78,503
J.P. Morgan Chase & Company
145,000
4.287%,  (LIBOR 3M +
3.320%), 10/1/2022
c,d
135,575
115,000 5.150%,  5/1/2023
c,d
108,819
50,000 6.000%,  8/1/2023
c,d
46,873
44,000 6.750%,  2/1/2024
c,d
44,294
470,000 5.000%,  8/1/2024
c,d
414,775
150,000 4.600%,  2/1/2025
c,d
126,678
100,000 3.650%,  6/1/2026
c,d
81,900
100,000
2.411%,  (LIBOR 3M +
1.000%), 5/15/2047
c
76,003
Jefferies Finance, LLC
36,000 5.000%,  8/15/2028
a
29,610
KKR Real Estate Finance Trust,
Inc., Convertible
6,000 6.125%,  5/15/2023 5,936

Multidimensional Income Fund
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (66.1%) Value
Financials (20.6%) - continued
Lincoln National Corporation
$ 100,000
3.801%,  (LIBOR 3M +
2.358%), 8/17/2022
c
$ 69,385
Lloyds Banking Group plc
42,000 7.500%,  6/27/2024
c,d
40,740
LPL Holdings, Inc.
45,000 4.000%,  3/15/2029
a
38,500
M&T Bank Corporation
117,000 3.500%,  9/1/2026
c,d
89,212
MetLife, Inc.
140,000 3.850%,  9/15/2025
c,d
124,664
200,000 5.875%,  3/15/2028
c,d
185,652
MPT Operating Partnership, LP
47,000 4.625%,  8/1/2029 41,242
Nationstar Mortgage Holdings,
Inc.
41,000 6.000%,  1/15/2027
a
35,565
NatWest Group plc
110,000 4.600%,  6/28/2031
c,d
80,988
Navient Corporation
45,000 5.500%,  1/25/2023 44,607
9,000 6.750%,  6/25/2025 8,120
15,000 5.000%,  3/15/2027 12,338
Nippon Life Insurance Company
205,000 2.900%,  9/16/2051
a,c
165,788
260,000 5.100%,  10/16/2044
a,c
257,402
129,000 3.400%,  1/23/2050
a,c
111,665
OneMain Finance Corporation
80,000 6.875%,  3/15/2025 75,821
74,000 7.125%,  3/15/2026 68,393
20,000 3.500%,  1/15/2027 16,000
35,000 6.625%,  1/15/2028 31,282
Park Intermediate Holdings, LLC
15,000 4.875%,  5/15/2029
a
12,880
Pebblebrook Hotel Trust,
Convertible
27,000 1.750%,  12/15/2026 24,044
PennyMac Financial Services, Inc.
32,000 4.250%,  2/15/2029
a
23,520
Playtika Holding Corporation
50,000 4.250%,  3/15/2029
a
41,250
PNC Financial Services Group,
Inc.
110,000 3.400%,  9/15/2026
c,d
83,525
180,000 6.000%,  5/15/2027
c,d
172,780
PRA Group, Inc.
30,000 7.375%,  9/1/2025
a
29,175
Provident Financing Trust I
30,000 7.405%,  3/15/2038 30,900
Prudential Financial, Inc.
250,000 5.125%,  3/1/2052
c
230,788
150,000 5.625%,  6/15/2043
c
146,243
190,000 5.200%,  3/15/2044
c
179,620
25,000 3.700%,  10/1/2050
c
20,926
Radian Group, Inc.
45,000 4.875%,  3/15/2027 40,303
Regions Financial Corporation
104,000 5.750%,  6/15/2025
c,d
102,982
Rocket Mortgage Co-Issuer, Inc.
45,000 3.625%,  3/1/2029
a
35,384
Principal
Amount Long-Term Fixed Income (66.1%) Value
Financials (20.6%) - continued
Service Properties Trust
$ 23,000 4.650%,  3/15/2024 $ 19,765
66,000 7.500%,  9/15/2025 60,473
20,000 5.500%,  12/15/2027 16,200
SLM Corporation
10,000 4.200%,  10/29/2025 9,060
Societe Generale SA
44,000 8.000%,  9/29/2025
a,c,d
43,100
Standard Chartered plc
125,000 6.000%,  7/26/2025
a,c,d
118,377
Starwood Property Trust, Inc.,
Convertible
14,000 4.375%,  4/1/2023 13,825
Sumitomo Life Insurance Company
225,000 3.375%,  4/15/2081
a,c
192,779
Summit Hotel Properties, Inc.,
Convertible
19,000 1.500%,  2/15/2026 16,055
SVB Financial Group
150,000 4.000%,  5/15/2026
c,d
114,297
200,000 4.250%,  11/15/2026
c,d
150,906
Truist Financial Corporation
169,000 4.950%,  9/1/2025
c,d
164,511
110,000 5.100%,  3/1/2030
c,d
99,550
U.S. Bancorp
130,000 3.700%,  1/15/2027
c,d
99,775
UBS Group AG
250,000 4.875%,  2/12/2027
a,c,d
209,115
United Wholesale Mortgage, LLC
33,000 5.500%,  4/15/2029
a
25,266
USB Realty Corporation
170,000
2.191%,  (LIBOR 3M +
1.147%), 1/15/2027
a,c,d
136,233
VICI Properties, LP/VICI Note
Company, Inc.
40,000 4.625%,  6/15/2025
a
38,050
24,000 3.750%,  2/15/2027
a
21,110
Wells Fargo & Company
215,000 3.900%,  3/15/2026
c,d
185,169
100,000
1.544%,  (LIBOR 3M +
0.500%), 1/15/2027
c
92,760
XHR, LP
23,000 4.875%,  6/1/2029
a
19,731
Total 13,137,382
Technology (2.4%)
Akamai Technologies, Inc.,
Convertible
21,000 0.125%,  5/1/2025 22,984
21,000 0.375%,  9/1/2027 20,863
Black Knight InfoServ, LLC
54,000 3.625%,  9/1/2028
a
46,916
Block, Inc., Convertible
3,000 0.500%,  5/15/2023 3,246
CommScope Technologies
Finance, LLC
40,000 6.000%,  6/15/2025
a
34,600
Gartner, Inc.
45,000 3.625%,  6/15/2029
a
38,987
80,000 3.750%,  10/1/2030
a
68,100

Multidimensional Income Fund
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (66.1%) Value
Technology (2.4%) - continued
InterDigital, Inc., Convertible
$ 6,000 3.500%,  6/1/2027
a
$ 6,072
Iron Mountain, Inc.
50,000 4.875%,  9/15/2027
a
45,177
50,000 5.000%,  7/15/2028
a
44,284
45,000 4.875%,  9/15/2029
a
38,247
45,000 5.250%,  7/15/2030
a
39,123
50,000 4.500%,  2/15/2031
a
40,857
Lumentum Holdings, Inc.,
Convertible
22,000 0.250%,  3/15/2024 30,514
MACOM Technology Solutions
Holdings, Inc., Convertible
9,000 0.250%,  3/15/2026 7,830
Microchip Technology, Inc.,
Convertible
4,000 0.125%,  11/15/2024 3,980
14,000 1.625%,  2/15/2027 23,249
Minerva Merger Sub, Inc.
56,000 6.500%,  2/15/2030
a
46,569
MSCI, Inc.
45,000 4.000%,  11/15/2029
a
39,885
NCR Corporation
135,000 6.125%,  9/1/2029
a
116,756
Nielsen Finance, LLC
30,000 4.500%,  7/15/2029
a
27,102
ON Semiconductor Corporation,
Convertible
6,000 Zero Coupon,  5/1/2027 6,906
Open Text Corporation
90,000 4.125%,  2/15/2030
a
77,854
Progress Software Corporation,
Convertible
8,000 1.000%,  4/15/2026 7,724
PTC, Inc.
10,000 3.625%,  2/15/2025
a
9,458
40,000 4.000%,  2/15/2028
a
36,147
Qorvo, Inc.
40,000 3.375%,  4/1/2031
a
31,454
Rackspace Technology Global,
Inc.
65,000 5.375%,  12/1/2028
a
42,476
Sabre GLBL, Inc., Convertible
3,000 4.000%,  4/15/2025 3,084
Seagate HDD Cayman
80,000 3.125%,  7/15/2029 62,777
110,000 3.375%,  7/15/2031 85,489
Sensata Technologies, Inc.
105,000 3.750%,  2/15/2031
a
84,153
Shift4 Payments, LLC
10,000 4.625%,  11/1/2026
a
8,850
SS&C Technologies, Inc.
141,000 5.500%,  9/30/2027
a
131,491
Switch, Ltd.
50,000 3.750%,  9/15/2028
a
49,457
Teradyne, Inc., Convertible
1,000 1.250%,  12/15/2023 2,831
Verint Systems, Inc., Convertible
22,000 0.250%,  4/15/2026 20,075
Viavi Solutions, Inc.
38,000 3.750%,  10/1/2029
a
31,826
Principal
Amount Long-Term Fixed Income (66.1%) Value
Technology (2.4%) - continued
Vishay Intertechnology, Inc.,
Convertible
$ 15,000 2.250%,  6/15/2025 $ 14,194
Ziff Davis, Inc., Convertible
49,000 1.750%,  11/1/2026
a
47,211
Total 1,498,798
Transportation (1.1%)
AerCap Holdings NV
90,000 5.875%,  10/10/2079
c
77,096
Air Transport Services Group, Inc.,
Convertible
12,000 1.125%,  10/15/2024 12,954
American Airlines, Inc.
111,000 11.750%,  7/15/2025
a
114,874
121,000 5.500%,  4/20/2026
a
111,173
Avis Budget Car Rental, LLC
45,000 5.375%,  3/1/2029
a,b
37,432
Delta Air Lines, Inc.
25,000 7.000%,  5/1/2025
a
25,305
10,000 7.375%,  1/15/2026 9,984
Greenbrier Companies, Inc.,
Convertible
13,000 2.875%,  4/15/2028 12,090
Hawaiian Brand Intellectual
Property, Ltd.
22,000 5.750%,  1/20/2026
a
19,716
Hertz Corporation
34,000 4.625%,  12/1/2026
a
28,427
40,000 5.000%,  12/1/2029
a
30,800
JetBlue Airways Corporation,
Convertible
24,000 0.500%,  4/1/2026 17,652
Meritor, Inc., Convertible
10,000 3.250%,  10/15/2037 10,913
Southwest Airlines Company,
Convertible
37,000 1.250%,  5/1/2025 43,568
United Airlines, Inc.
47,000 4.375%,  4/15/2026
a
41,415
38,000 4.625%,  4/15/2029
a
32,234
VistaJet Malta Finance plc
50,000 6.375%,  2/1/2030
a
40,000
XPO Logistics, Inc.
7,000 6.250%,  5/1/2025
a
6,948
Total 672,581
U.S. Government & Agencies (11.0%)
U.S. Treasury Bonds
2,955,000 1.375%,  11/15/2031 2,563,001
U.S. Treasury Notes
4,830,000 1.250%,  12/31/2026 4,464,354
Total 7,027,355
Utilities (3.7%)
Algonquin Power & Utilities
Corporation
175,000 4.750%,  1/18/2082
c
145,247
American Electric Power
Company, Inc.
250,000 3.875%,  2/15/2062
c
197,689

Multidimensional Income Fund
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (66.1%) Value
Utilities (3.7%) - continued
Calpine Corporation
$ 48,000 4.500%,  2/15/2028
a
$ 43,578
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
41,000 5.500%,  6/15/2031
a
34,913
Dominion Energy, Inc.
146,000 4.650%,  12/15/2024
c,d
129,741
150,000 4.350%,  1/15/2027
c,d
123,375
Duke Energy Corporation
123,000 3.250%,  1/15/2082
c
96,140
45,000 4.875%,  9/16/2024
c,d
40,950
Edison International
210,000 5.000%,  12/15/2026
c,d
167,082
Energy Transfer, LP
243,000 6.500%,  11/15/2026
c,d
214,792
NextEra Energy Capital Holdings,
Inc.
185,000 3.800%,  3/15/2082
c
148,509
NextEra Energy Operating
Partners, LP
100,000 3.875%,  10/15/2026
a
91,500
NextEra Energy Partners, LP,
Convertible
38,000 Zero Coupon,  11/15/2025
a
39,273
NiSource, Inc.
70,000 5.650%,  6/15/2023
c,d
62,998
NRG Energy, Inc.
115,000 3.375%,  2/15/2029
a
92,737
20,000 5.250%,  6/15/2029
a
17,850
NRG Energy, Inc., Convertible
14,000 2.750%,  6/1/2048 15,029
PG&E Corporation
47,000 5.000%,  7/1/2028 39,662
Sempra Energy
115,000 4.125%,  4/1/2052
c
92,204
44,000 4.875%,  10/15/2025
c,d
40,479
Southern Company
110,000 4.000%,  1/15/2051
c
98,613
90,000 3.750%,  9/15/2051
c
76,470
Suburban Propane Partners, LP
50,000 5.875%,  3/1/2027 47,161
25,000 5.000%,  6/1/2031
a
21,260
TerraForm Power Operating, LLC
100,000 5.000%,  1/31/2028
a
90,574
TransCanada Trust
135,000 5.625%,  5/20/2075
c
127,410
Vistra Operations Company, LLC
80,000 5.000%,  7/31/2027
a
72,729
Total 2,367,965
Total Long-Term Fixed Income
(cost $48,217,830) 42,066,285
Shares
Registered Investment
Companies ( 21.5% ) Value
Unaffiliated  (13.4%)
79,800 Aberdeen Asia-Pacific Income
Fund, Inc. 233,016
34,125 AllianceBernstein Global High
Income Fund, Inc. 333,401
Shares
Registered Investment
Companies (21.5%) Value
Unaffiliated  (13.4%)- continued
9,923 Allspring Global Dividend
Opportunities Fund $ 43,264
39,827 Allspring Income Opportunities
Fund 258,477
19,583 Barings Global Short Duration
High Yield Fund 254,775
19,638 BlackRock Core Bond Trust 222,302
24,284 BlackRock Corporate High Yield
Fund, Inc. 231,427
23,878 BlackRock Credit Allocation
Income Trust 260,031
1,900 BlackRock Debt Strategies Fund,
Inc. 17,366
3,000 BlackRock Enhanced Equity
Dividend Trust 26,490
20,273 BlackRock Enhanced Global
Dividend Trust 198,067
6,800 BlackRock Enhanced International
Dividend Trust 34,408
4,000 BlackRock Floating Rate Income
Strategies Fund, Inc. 45,560
14,900 BlackRock Income Trust, Inc. 67,646
19,368 BlackRock Multi-Sector Income
Trust 275,219
14,663 Blackstone Strategic Credit Fund
b
163,786
75,498 BNY Mellon High Yield Strategies
Fund 171,381
3,700 Brookfield Real Assets Income
Fund, Inc. 68,191
15,554 Delaware Ivy High Income
Opportunities Fund 159,273
30,020 Eaton Vance Limited Duration
Income Fund 310,107
3,883 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 29,938
24,846 First Trust High Income Long/Short
Fund 283,244
13,673 First Trust Senior Floating Rate
Income Fund II 136,593
11,466 Invesco Dynamic Credit
Opportunities Fund
e
122,872
21,975 iShares S&P U.S. Preferred Stock
Index Fund
b
722,538
12,994 New America High Income Fund,
Inc. 88,489
55,800 Nuveen Credit Strategies Income
Fund 290,160
16,564 Nuveen Global High Income Fund 191,811
8,400 Nuveen Preferred Income
Opportunities Fund 64,260
9,400 Nuveen Quality Preferred Income
Fund II 68,244
17,279 Nuveen Short Duration Credit
Opportunities Fund 207,866
28,485 PGIM Global High Yield Fund, Inc. 326,723
25,434 PGIM High Yield Bond Fund, Inc. 313,093
9,093 Pimco Dynamic Income Fund 189,771
2,438 Pioneer High Income Fund, Inc. 17,212
10,190 SPDR Bloomberg High Yield Bond
ETF
b
924,335
24,840 Templeton Emerging Markets
Income Fund 133,888
5,580 Tri-Continental Corporation 146,029
2,450 Vanguard Short-Term Corporate
Bond ETF 186,837

Multidimensional Income Fund
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies (21.5%) Value
Unaffiliated  (13.4%)- continued
17,400 Virtus AllianzGI Convertible &
Income Fund
b
$ 64,032
2,775 Virtus AllianzGI Equity &
Convertible Income Fund 57,581
14,186 Virtus Dividend, Interest &
Premium Strategy Fund 163,707
8,102 Voya Asia Pacific High Dividend
Equity Income Fund 56,390
30,100 Voya Global Equity Dividend &
Premium Opportunity Fund 165,550
55,693 Western Asset High Income
Opportunity Fund, Inc. 220,544
Total 8,545,894
Affiliated  (8.1%)
684,446 Thrivent Core Emerging Markets
Debt Fund 5,133,342
Total 5,133,342
Total Registered Investment
Companies (cost $16,784,452) 13,679,236
Shares Preferred Stock ( 6.6% ) Value
Communications Services (0.6%)
13,375 AT&T, Inc., 4.750%
d
256,131
124 Paramount Global, Convertible,
5.750% 4,896
6,000 Telephone and Data Systems, Inc.,
6.000%
d
110,460
Total 371,487
Consumer Discretionary (0.2%)
5,500 Ford Motor Company, 6.000% 132,055
Total 132,055
Consumer Staples (0.1%)
3,200 CHS, Inc., 6.750%
c,d
82,048
Total 82,048
Energy (0.2%)
10,535 Crestwood Equity Partners, LP,
9.250%
d
95,868
525 Energy Transfer, LP, 7.600%
c,d
12,233
1,415 Nustar Logistics, LP, 7.778%
c
33,889
Total 141,990
Financials (4.2%)
3,925 Aegon Funding Corporation II,
5.100% 82,425
8,500 Allstate Corporation, 5.100%
d
190,060
4,000 American International Group, Inc.
5.850%
d
100,800
8,500 Bank of America Corporation,
4.250%
d
157,250
5,000 Bank of America Corporation,
5.000%
d
106,450
1,250 Bank of America Corporation,
5.375%
d
28,662
9 Bank of America Corporation,
Convertible, 7.250%
d
10,840
Shares Preferred Stock (6.6%) Value
Financials (4.2%) - continued
5,300 Capital One Financial Corporation,
5.000%
d
$ 107,325
2,000 Citigroup Capital XIII, 7.609%
c
53,600
8,200 Equitable Holdings, Inc., 5.250%
d
173,020
60 First Horizon Bank, 3.750%
a,c,d
48,756
3,000 First Horizon Corporation, 6.500%
d
76,170
8,500 First Republic Bank, 4.500%
d
157,250
7,200 J.P. Morgan Chase & Company,
4.200%
d
133,488
6,825 J.P. Morgan Chase & Company,
4.750%
d
145,714
1,900 J.P. Morgan Chase & Company,
5.750%
d
47,329
5,500 Morgan Stanley, 5.850%
c,d
136,015
5,800 Morgan Stanley, 7.125%
b,c,d
152,134
3,500 Regions Financial Corporation,
5.700%
c,d
81,655
250 Synovus Financial Corporation,
5.875%
c,d
6,208
5,150 Truist Financial Corporation,
4.750%
d
103,103
13,500 Wells Fargo & Company, 4.250%
d
237,330
4,500 Wells Fargo & Company, 4.750%
d
87,525
190 Wells Fargo & Company,
Convertible, 7.500%
d
230,947
Total 2,654,056
Health Care (0.1%)
528 Becton, Dickinson and Company,
Convertible, 6.000% 26,115
238 Boston Scientific Corporation,
Convertible, 5.500% 24,142
4 Danaher Corporation, Convertible,
5.000% 5,293
Total 55,550
Industrials (<0.1%)
126 Stanley Black & Decker, Inc.,
Convertible, 5.250% 8,491
Total 8,491
Real Estate (0.4%)
5,500 Public Storage, 3.950%
d
100,320
5,950 Public Storage, 4.125%
b,d
115,787
850 Public Storage, 4.625%
d
18,692
225 Public Storage, 4.700%
d
4,968
Total 239,767
Utilities (0.8%)
394 AES Corporation, Convertible,
6.875% 34,014
181 American Electric Power
Company, Inc., Convertible,
6.125% 9,774
11,500 CMS Energy Corporation, 4.200%
d
204,355
540 NextEra Energy, Inc., Convertible,
4.872% 30,408
181 NextEra Energy, Inc., Convertible,
5.279% 8,987
46 NiSource, Inc., Convertible,
7.750% 5,231

Multidimensional Income Fund
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Preferred Stock (6.6%) Value
Utilities (0.8%) - continued
8,800 Southern Company, 4.950% $ 192,306
Total 485,075
Total Preferred Stock
(cost $5,142,144) 4,170,519
Shares
Collateral Held for Securities
Loaned ( 3.7% ) Value
2,342,467 Thrivent Cash Management Trust 2,342,467
Total Collateral Held for
Securities Loaned
(cost $2,342,467) 2,342,467
Shares Common Stock ( 1.5% ) Value
Communications Services (0.1%)
453 AT&T, Inc. 9,495
109 Charter Communications, Inc.
f
51,070
70 Paramount Global 1,728
37 Twitter, Inc.
f
1,383
21 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
f
320
Total 63,996
Consumer Discretionary (<0.1%)
187 Bloomin' Brands, Inc. 3,108
8 Booking Holdings, Inc.
f
13,992
193 Callaway Golf Company
f
3,937
19 Vail Resorts, Inc. 4,143
Total 25,180
Energy (0.1%)
185 Pioneer Natural Resources
Company 41,270
Total 41,270
Financials (0.5%)
1,466 AG Mortgage Investment Trust,
Inc. 9,895
3,450 Annaly Capital Management, Inc. 20,390
2,200 Apollo Commercial Real Estate
Finance, Inc. 22,968
134 Bank of America Corporation 4,171
4,300 BlackRock TCP Capital
Corporation 53,879
328 Blackstone Mortgage Trust, Inc. 9,076
3,000 Chimera Investment Corporation 26,460
1,069 FS KKR Capital Corporation 20,760
5,182 Golub Capital BDC, Inc. 67,159
2,800 Granite Point Mortgage Trust, Inc. 26,796
39 Hannon Armstrong Sustainable
Infrastructure Capital, Inc. 1,477
598 KKR & Company, Inc. 27,681
2,700 Two Harbors Investment
Corporation 13,446
131 Wells Fargo & Company 5,131
Total 309,289
Health Care (0.2%)
20 Becton, Dickinson and Company 4,931
212 Danaher Corporation 53,746
131 Elevance Health, Inc. 63,218
525 Ionis Pharmaceuticals, Inc.
f
19,435
Shares Common Stock (1.5%) Value
Health Care (0.2%) - continued
21 Jazz Pharmaceuticals, Inc.
f
$ 3,276
Total 144,606
Industrials (0.2%)
221 Aerojet Rocketdyne Holdings, Inc.
f
8,973
267 Chart Industries, Inc.
f
44,691
257 FTI Consulting, Inc.
f
46,478
123 Greenbrier Companies, Inc. 4,427
176 JetBlue Airways Corporation
f
1,473
223 Kaman Corporation 6,969
91 Patrick Industries, Inc. 4,717
150 Southwest Airlines Company
f
5,418
Total 123,146
Information Technology (0.2%)
39 Akamai Technologies, Inc.
f
3,562
113 Broadcom, Inc. 54,897
280 II-VI, Inc.
f
14,266
110 Lumentum Holdings, Inc.
f
8,736
24 Microchip Technology, Inc. 1,394
734 ON Semiconductor Corporation
f
36,928
1,615 Sabre Corporation
f
9,415
168 SunPower Corporation
f
2,656
80 Western Digital Corporation
f
3,586
Total 135,440
Real Estate (0.1%)
3,300 AGNC Investment Corporation 36,531
4,050 New Residential Investment
Corporation 37,746
373 Pebblebrook Hotel Trust 6,181
Total 80,458
Utilities (0.1%)
122 American Electric Power
Company, Inc. 11,704
127 DTE Energy Company 16,097
67 NextEra Energy Partners, LP 4,969
93 NextEra Energy, Inc. 7,204
598 NiSource, Inc. 17,635
Total 57,609
Total Common Stock
(cost $1,018,195) 980,994
Shares Short-Term Investments ( 2.7% ) Value
Thrivent Core Short-Term Reserve
Fund
173,465 1.630% 1,734,652
Total Short-Term Investments
(cost $1,734,648) 1,734,652
Total Investments (cost
$75,239,736) 102.1% $64,974,153
Other Assets and Liabilities, Net
(2.1%) (1,339,145)
Total Net Assets 100.0% $63,635,008

Multidimensional Income Fund
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2022, the value of these investments was $16,858,402 or 26.5% of
total net assets.
b All or a portion of the security is on loan.
c Denotes variable rate securities. The rate shown is as of
June 30, 2022. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
d Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
e Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
f Non-income producing security.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held
in Multidimensional Income Fund as of June 30, 2022
was $61,230 or 0.10% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of June 30, 2022.
Security
Acquisition
Date Cost
Credit Acceptance Corporation,
12/31/2024 5/29/2020 $ 64,873
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Multidimensional Income
Fund as of June 30, 2022:
Securities Lending Transactions
Long-Term Fixed Income $ 424,407
Common Stock 1,849,351
Total lending $2,273,758
Gross amount payable upon return of
collateral for securities loaned $2,342,467
Net amounts due to counterparty $68,709
Definitions:
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 3M - ICE Libor USD Rate 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $596,783
Gross unrealized depreciation (10,969,931)
Net unrealized appreciation (depreciation) ($10,373,148)
Cost for federal income tax purposes $75,347,301

Multidimensional Income Fund
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2022, in valuing Multidimensional Income Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Basic Materials 1,201,853 – 1,201,853 –
Capital Goods 2,269,180 – 2,269,180 –
Collateralized Mortgage Obligations 52,456 – 52,456 –
Communications Services 3,392,284 – 3,392,284 –
Consumer Cyclical 3,750,360 – 3,750,360 –
Consumer Non-Cyclical 3,097,934 – 3,097,934 –
Energy 3,598,137 – 3,598,137 –
Financials 13,137,382 – 13,137,382 –
Technology 1,498,798 – 1,498,798 –
Transportation 672,581 – 672,581 –
U.S. Government & Agencies 7,027,355 – 7,027,355 –
Utilities 2,367,965 – 2,367,965 –
Registered Investment Companies
Unaffiliated 8,545,894 8,423,022 – 122,872
Preferred Stock
Communications Services 371,487 371,487 – –
Consumer Discretionary 132,055 132,055 – –
Consumer Staples 82,048 82,048 – –
Energy 141,990 141,990 – –
Financials 2,654,056 2,605,300 48,756 –
Health Care 55,550 55,550 – –
Industrials 8,491 8,491 – –
Real Estate 239,767 239,767 – –
Utilities 485,075 485,075 – –
Common Stock
Communications Services 63,996 63,676 320 –
Consumer Discretionary 25,180 25,180 – –
Energy 41,270 41,270 – –
Financials 309,289 309,289 – –
Health Care 144,606 144,606 – –
Industrials 123,146 123,146 – –
Information Technology 135,440 135,440 – –
Real Estate 80,458 80,458 – –
Utilities 57,609 57,609 – –
Subtotal Investments in Securities $55,763,692 $13,525,459 $42,115,361 $122,872
Other Investments  * Total
Affiliated Registered Investment Companies 5,133,342
Affiliated Short-Term Investments 1,734,652
Collateral Held for Securities Loaned 2,342,467
Subtotal Other Investments $9,210,461
Total Investments at Value $64,974,153
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Multidimensional Income Fund
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Multidimensional Income
Fund, is as follows:
Fund
Value
12/31/2021
Gross
Purchases
Gross
Sales
Value
6/30/2022
Shares Held at
6/30/2022
% of Net
Assets
6/30/2022
Affiliated Registered Investment Companies
Core Emerging Markets Debt $6,320 $709 $425 $5,133 684 8.1%
Total Affiliated Registered Investment
Companies 6,320 5,133 8.1
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.630% 2,534 23,585 24,384 1,735 173 2.7
Total Affiliated Short-Term Investments 2,534 1,735 2.7
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   5,020 44,548 47,226 2,342 2,342 3.7
Total Collateral Held for Securities Loaned 5,020 2,342 3.7
Total Value $13,874 $9,210
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
1/1/2022
- 6/30/2022
Affiliated Registered Investment Companies
Core Emerging Markets Debt $(106) $(1,365) $– $159
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.630% 0 0 – 6
Total Income/Non Income Cash from Affiliated Investments $165
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 22
Total Affiliated Income from Securities Loaned, Net $22
Total $(106) $(1,365) $–

Thrivent Mutual Funds
Statement of Assets and Liabilities
The accompanying Notes to Financial Statements are an integral part of this statement.

As of June 30, 2022 (unaudited)
Diversified
Income Plus Fund
Multidimensional
Income Fund
Assets
Investments in unaffiliated securities at cost $1,019,659,403 $64,480,470
Investments in affiliated securities at cost $441,445,225 $10,759,266
Investments in unaffiliated securities at value
(#)
$981,352,316 $55,763,692
Investments in affiliated securities at value 412,705,814 9,210,461
Cash — 7,925
Foreign Currency 649
(a)
—
Initial margin deposit on open future contracts 33,600 —
Dividends and interest receivable 5,579,663 559,993
Prepaid expenses 44,956 16,773
Receivable for:
Investments sold 3,366,309 354,893
Investments sold on a delayed-delivery basis 90,210,043 —
Fund shares sold 369,128 277,212
Expense reimbursements — 17,767
Variation margin on open future contracts 1,093,807 —
Variation margin on open swap contracts 11,256 —
Total Assets 1,494,767,541 66,208,716
Liabilities
Distributions payable 150,741 23,785
Accrued expenses 117,075 30,837
Cash overdraft 908,397 —
Foreign currency overdraft — 23
(b)
Payable for:
Investments purchased 1,329,724 20,162
Investments purchased on a delayed-delivery basis 314,833,505 —
Return of collateral for securities loaned 41,591,327 2,342,467
Fund shares redeemed 1,012,650 121,625
Variation margin on open future contracts 363,071 —
Investment advisory fees 516,652 29,560
Administrative fees 16,169 914
Distribution fees 110,688 —
Transfer agent fees 58,878 2,863
Trustee fees 1,394 313
Trustee deferred compensation 46,795 1,159
Contingent liabilities^ — —
Mortgage dollar roll deferred revenue 135,308 —
Total Liabilities 361,192,374 2,573,708
Net Assets
Capital stock (beneficial interest) 1,223,582,235 75,026,492
Distributable earnings/(accumulated loss) (90,007,068) (11,391,484)
Total Net Assets $1,133,575,167 $63,635,008
Class A Share Capital $527,835,639 $—
Shares of beneficial interest outstanding (Class A) 79,080,103 —
Net asset value per share $6.67 $—
Maximum public offering price $6.98 $—
Class S Share Capital $605,739,528 $63,635,008
Shares of beneficial interest outstanding (Class S) 91,789,127 7,453,760
Net asset value per share $6.60 $8.54
(#)
Includes securities on loan of 40,522,828 2,273,758
(a) Foreign currency holdings, (cost $692).
(b) Foreign currency holdings, (cost $-23).
^ Contingent liabilities accrual.  Additional information can be found in the accompanying Notes to Financial Statements.

Thrivent Mutual Funds
Statement of Operations
The accompanying Notes to Financial Statements are an integral part of this statement.

For the six months ended June 30, 2022 (unaudited)
Diversified
Income Plus Fund
Multidimensional
Income Fund
Investment Income
Dividends $2,731,906 $437,423
Taxable interest 10,756,807 918,271
Income from mortgage dollar rolls 3,269,764 —
Affiliated income from securities loaned, net 172,271 22,120
Income from affiliated investments 1,008,995 5,950
Non cash income 33,718 33,733
Non cash income from affiliated investments 2,599,098 159,274
Foreign tax withholding (7,490) —
Total Investment Income 20,565,069 1,576,771
Expenses
Adviser fees 3,301,532 189,566
Administrative service fees 138,822 40,859
Audit and legal fees 22,364 18,984
Custody fees 31,617 7,810
Distribution expenses Class A 717,439 —
Insurance expenses 3,783 2,104
Printing and postage expenses Class A 56,160 —
Printing and postage expenses Class S 61,897 13,405
SEC and state registration expenses 63,269 12,327
Transfer agent fees Class A 207,317 —
Transfer agent fees Class S 250,643 34,217
Trustees' fees 13,702 3,932
Other expenses 50,417 22,308
Total Expenses Before Reimbursement 4,918,962 345,512
Less:
Reimbursement from adviser — (85,014)
Total Net Expenses 4,918,962 260,498
Net Investment Income/(Loss) 15,646,107 1,316,273
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments (24,331,308) (722,605)
Affiliated investments 149 (105,789)
Futures contracts (390,947) —
Foreign currency transactions (65) —
Swap agreements (740) —
Change in net unrealized appreciation/(depreciation)
on:
Investments (118,804,384) (10,263,741)
Affiliated investments (32,240,406) (1,365,422)
Futures contracts (262,700) —
Foreign currency transactions (7,974) —
Swap agreements 2,759 —
Net Realized and Unrealized Gains/(Losses) (176,035,616) (12,457,557)
Net Increase/(Decrease) in Net Assets Resulting
From Operations $(160,389,509) $(11,141,284)

Thrivent Mutual Funds
Statement of Changes in Net Assets
The accompanying Notes to Financial Statements are an integral part of this statement.

Diversified Income Plus Fund Multidimensional Income Fund
For the periods ended
6/30/2022
(unaudited) 12/31/2021
6/30/2022
(unaudited) 12/31/2021
Operations
Net investment income/(loss) $15,646,107 $25,577,067 $1,316,273 $1,705,218
Net realized gains/(losses) (24,722,911) 54,427,779 (828,394) 1,293,430
Change in net unrealized appreciation/(depreciation) (151,312,705) (7,432,212) (11,629,163) (487,540)
Net Change in Net Assets Resulting From Operations (160,389,509) 72,572,634 (11,141,284) 2,511,108
Distributions to Shareholders
From income/realized gains Class A (6,936,720) (37,740,548) – –
From income/realized gains Class S (8,770,200) (41,328,473) (1,454,939) (2,690,770)
Total from income/realized gains (15,706,920) (79,069,021) (1,454,939) (2,690,770)
From return of capital Class S – – – (29,610)
Total From Return of Capital – – – (29,610)
Total Distributions to Shareholders (15,706,920) (79,069,021) (1,454,939) (2,720,380)
Capital Stock Transactions
Class A
Sold 21,730,519 62,138,270 – –
Distributions reinvested 6,384,686 35,756,720 – –
Redeemed (41,082,414) (83,562,399) – –
Total Class A Capital Stock Transactions (12,967,209) 14,332,591 – –
Class S
Sold 96,294,117 270,772,061 18,046,029 39,790,267
Distributions reinvested 8,485,885 40,386,946 1,327,922 2,517,244
Redeemed (84,737,031) (130,001,331) (13,374,883) (9,360,602)
Total Class S Capital Stock Transactions 20,042,971 181,157,676 5,999,068 32,946,909
Capital Stock Transactions 7,075,762 195,490,267 5,999,068 32,946,909
Net Increase/(Decrease) in Net Assets (169,020,667) 188,993,880 (6,597,155) 32,737,637
Net Assets, Beginning of Period 1,302,595,834 1,113,601,954 70,232,163 37,494,526
Net Assets, End of Period $1,133,575,167 $1,302,595,834 $63,635,008 $70,232,163
Capital Stock Share Transactions
Class A shares
Sold 2,981,108 7,831,279 – –
Distributions reinvested 897,481 4,611,330 – –
Redeemed (5,734,894) (10,550,450) – –
Total Class A share transactions (1,856,305) 1,892,159 – –
Class S shares
Sold 13,363,716 34,412,683 1,877,196 3,829,163
Distributions reinvested 1,206,627 5,262,274 143,785 244,415
Redeemed (11,933,085) (16,565,478) (1,422,539) (903,287)
Total Class S share transactions 2,637,258 23,109,479 598,442 3,170,291

Thrivent Mutual Funds
Notes to Financial Statements
June 30, 2022
(unaudited)

(1) ORGANIZATION
Thrivent Mutual Funds (the “Trust”) was organized as a
Massachusetts Business Trust on March 10, 1987 and is registered as an open-end management investment company under the
Investment Company Act of 1940 (the “1940 Act”). The Trust is
divided into 25 separate series (each, a "Fund" and, collectively, the
"Funds"), each with its own investment objective and policies. The
Trust currently consists of four asset allocation Funds, three income plus Funds, ten equity Funds, seven fixed-income Funds, and one money market Fund.
This shareholder report includes Thrivent Diversified Income Plus
Fund and Thrivent Multidimensional Income Fund, two of the Trust’s
25 Funds. The other Funds of the Trust have a fiscal year-end of
October 31 and are presented under a separate shareholder report.
The Funds are each investment companies that follow the
accounting and reporting guidance of the Financial Accounting
Standards Board ("FASB") Accounting Standards Codification Topic
946 - Financial Services - Investment Companies.
Share Classes
— The Trust may issue an unlimited number of
shares in one or more series as the Board may authorize.  The
Trust includes two classes of shares: Class A and Class S shares.
The classes of shares differ principally in their respective distribution expenses and other class-specific expenses and arrangements.
Class A shares have an annual 12b-1 fee of 0.25% of average net assets, a reduced fee of 0.125% or no fee.  For the Funds presented under this shareholder report, Class A shares have an annual 12b-1 fee of 0.25% and a maximum front-end sales load of 4.50%. Class S shares are offered at net asset value and have no annual 12b-1 fees.
The share classes have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. Thrivent
High Income Municipal Bond Fund, Thrivent Low Volatility Equity
Fund, Thrivent Mid Cap Growth Fund, Thrivent Mid Cap Value Fund,
Thrivent Multidimensional Income Fund and Thrivent Small Cap
Growth Fund offer only Class S Shares; each of the other 19 Funds of the Trust offer Class A and Class S shares.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide general damage clauses. The Trust’s maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects the risk of loss to be remote.
(2) SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— Securities traded on U.S. or foreign
securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system.  Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time.  Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s
Board of Trustees (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are
valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the primary exchange settle price. Exchange cleared swap agreements are valued at the clearinghouse end of day price.
Swap agreements not cleared on exchanges will be valued at the mid-price from the primary approved pricing service.  Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by the pricing service.  Investments in open-ended mutual funds are valued at the net asset value at the close of each business day.
The Board has delegated responsibility for daily valuation of the
Funds' securities to the Funds' investment Adviser. The Adviser has formed a Valuation Committee (the “Committee”) that is responsible for overseeing the Funds' valuation policies in accordance with
Valuation Policies and Procedures.  The Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the
Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with U.S. Generally Accepted Accounting
Principles (“GAAP”), the various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities: typically included in this level are U.S. equity securities, futures, options and registered investment company funds. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk; typically included in this level are fixed income securities, international securities, swaps and forward contracts.  Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. The valuation levels are not necessarily an

Thrivent Mutual Funds
Notes to Financial Statements
June 30, 2022
(unaudited)

indication of the risk associated with investing in these securities or other investments.  Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Funds value certain
foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service.  The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities (including
ADRs, New York registered shares, and ETFs), and futures, as applicable, to determine price adjustments for each security in order to reflect the effects of post-closing events.  The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.
Foreign Currency Translation
— The accounting records of
each Fund are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.
Foreign currency amounts related to the purchase or sale of
securities and income and expenses are translated at the exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency contracts, disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Funds do not separately report the effect of changes in foreign exchange rates from changes in prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of
Operations.
For federal income tax purposes, the Funds treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.
Federal Income Taxes
— No provision has been made for
income taxes because each Fund’s policy is to qualify as a
regulated investment company under the Internal Revenue Code and distribute substantially all investment company taxable income and net capital gain on a timely basis. It is also the intention of each Fund to distribute an amount sufficient to avoid imposition of any federal excise tax. The Funds, accordingly, anticipate paying no federal taxes and no federal tax provision was recorded. Each
Fund is treated as a separate taxable entity for federal income tax purposes. Funds may utilize earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
 GAAP requires management of the Funds (i.e., the Adviser) to make additional tax disclosures with respect to the tax effects of certain income tax positions, whether those positions were taken on previously filed tax returns or are expected to be taken on future returns. These positions must meet a “more likely than not”
standard that, based on the technical merits of the position, it would have a greater than 50 percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the more-
likely-than-not recognition threshold, the Adviser must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.
The Adviser analyzed all open tax years, as defined by the
statute of limitations, for all major jurisdictions. Open tax years are those that are open for examination by taxing authorities. Major jurisdictions for the Funds include U.S. Federal and certain state jurisdictions as well as certain foreign countries. The Funds' federal income tax returns are subject to examination for a period of three years after the filing of the return for the tax period. State returns may be subject to examination for an additional year depending on the jurisdiction.  The Funds have no examinations in progress and none are expected at this time.
As of June 30, 2022, the Adviser has reviewed all open tax years and major jurisdictions and concluded that there is no effect to the Funds’ tax liability, financial position or results of operations.
There is no tax liability resulting from unrecognized tax benefits related to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.
Foreign Income Taxes
— Funds are subject to foreign income
taxes imposed by certain countries in which they invest. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. These amounts are shown as foreign tax withholding in the Statement of Operations.
The Funds pay tax on foreign capital gains, where applicable. Taxes paid on foreign capital gains, if any, are included in the net realized gains/(losses) on investments on the Statement of Operations.
Expenses and Income
— Estimated expenses are accrued
daily. The Funds are charged for those expenses that are directly attributable to them. Expenses that are not directly attributable to a Fund are allocated among all appropriate Funds in proportion to their respective net assets or number of shareholder accounts, or other reasonable basis. Net investment income, expenses which are not class-specific, and realized and unrealized gains and losses are allocated directly to each class based upon the relative net asset value of outstanding shares.
Interest income is recorded daily on all debt securities, as is accretion of market discount and original issue discount and amortization of premium. Paydown gains and losses on mortgage-
backed and asset-backed securities are recorded as components of interest income. Dividend income and capital gain distributions are recorded on the ex-dividend date.  However, certain dividends from foreign securities are recorded as soon as the information is available to the Funds.  Non-cash income, if any, is recorded at the fair market value of the securities received.

Thrivent Mutual Funds
Notes to Financial Statements
June 30, 2022
(unaudited)

For certain securities, including real estate investment trusts, the Funds record distributions received in excess of income as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available. Actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions as adjustments to investment income, unrealized appreciation/depreciation and realized gain/loss on investments as necessary, once the issuers provide information about the actual composition of the distributions.
Distributions to Shareholders
— Net investment income is
distributed to each shareholder as a dividend.  Dividends from
Diversified Income Plus Fund and Multidimensional Income Fund
are declared and paid monthly. It is possible that such dividends may be reclassified as return of capital or capital gains after year end. Such determination cannot be made until tax information is received from the real estate investments of the Fund. Net realized gains from securities transactions, if any, are paid at least annually after the close of the fiscal year. In addition, the funds may claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.
Derivative Financial Instruments
— Each Fund may invest in
derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments. Derivatives are financial instruments whose value is derived from another security, an index or a currency. Each Fund may use derivatives for hedging
(attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-
based derivatives to manage the risk of its positions in foreign securities. Each Fund may also use derivatives for replication of a certain asset class or speculation (investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter ("OTC").
A derivative may incur a mark to market loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as
counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the
seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts.
While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all of the broker’s customers, potentially resulting in losses to the
Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the Funds' expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc.
Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and
typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event.
Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivatives'
payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of derivative.
Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for
margining in excess of the minimum requirements in certain
situations. Collateral terms are contract specific for OTC derivatives
(foreign currency exchange contracts, options and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the Schedule of Investments. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Futures Contracts
— Each of the Funds may use futures
contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial

Thrivent Mutual Funds
Notes to Financial Statements
June 30, 2022
(unaudited)

margin deposit” are held on deposit with and pledged to the broker.
Additional securities held by the Funds may be earmarked to cover open futures contracts. A futures contract’s daily change in value
(“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.
During the six months ended June 30, 2022, Diversified Income
Plus used treasury futures to manage the duration and yield curve exposure of the respective Fund versus its benchmark.
During the six months ended June 30, 2022, Diversified Income
Plus used equity futures to manage exposure to the equities market.
Swap Agreements
— Each of the Funds may enter into swap
transactions, which involve swapping one or more investment
characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at the clearinghouse end of day prices as furnished by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the
Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Fund accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations.
Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or a third party, in connection with these agreements. Certain swap agreements are over-the-counter.
In these types of transactions, the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the
Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the swap increases in value to the Fund, the Fund receives collateral from the counterparty. Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.
Credit Default Swaps
— A credit default swap is a swap
agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Funds may be either the protection seller or the protection buyer.
Certain Funds enter into credit default derivative contracts directly through credit default swaps ("CDS") or through credit default swap indices ("CDX Indices"). CDX Indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to increase or decrease diversified credit exposure to these asset classes.
Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract, the maximum potential amount of future payments would be the notional amount.
Funds buy default protection in order to reduce their overall credit exposure to the corporate bond and/or loan markets in a cost-
efficient and diversified structure. If a default event as specified in the CDS reference entity agreement occurs, the Fund has the option to receive a cash payment in exchange for the credit loss of the reference entity obligation as of the date of the credit event. A realized gain or loss is recorded upon a default event or the maturity or termination of the CDS agreement.
For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which could include a reduction in interest or principal, maturity extension and subordination to other obligations.

Thrivent Mutual Funds
Notes to Financial Statements
June 30, 2022
(unaudited)

During the six months ended June 30, 2022, Diversified Income
Plus used CDX Indexes (comprised of credit default swaps) to help manage credit risk exposures within the Fund.
For financial reporting purposes, the Funds do not offset
derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
The amounts presented in the table below are offset first by financial instruments that have the right to offset under master netting or similar arrangements, then any remaining amount is reduced by cash and non-cash collateral received/pledged.  The actual amounts of collateral may be greater than the amounts presented in the table.
The following table presents the gross and net information about liabilities subject to master netting arrangements, as presented in the Statement of Assets and Liabilities:
Mortgage Dollar Roll Transactions
— Certain Funds enter
into dollar roll transactions on securities issued or to be issued by the Government National Mortgage Association, Federal
National Mortgage Association and Federal Home Loan Mortgage
Corporation, in which the Funds sell mortgage securities and simultaneously agree to repurchase similar (same type and coupon)
securities at a later date at an agreed upon price. The Funds must maintain liquid securities having a value at least equal to the repurchase price (including accrued interest) for such dollar rolls. In addition, the Funds are required to segregate collateral with the fund custodian (depending on market movements) on their mortgage
dollar rolls.  The value of the securities that the Funds are required to purchase may decline below the agreed upon repurchase price of those securities.
During the period between the sale and repurchase, the Funds forgo principal and interest paid on the mortgage securities sold.
The Funds are compensated from negotiated fees paid by brokers offered as an inducement to the Funds to "roll over" their purchase commitments, thus enhancing the yield. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract.  These purchase and sale transactions may increase portfolio turnover rate.  The fees received are recognized over the roll period and are included in Income from mortgage dollar rolls in the Statement of Operations.
Securities Lending
— The Trust has entered into a Securities
Lending Agreement (the “Agreement”) with Goldman Sachs
Bank USA doing business as Goldman Sachs Agency
Lending ("GSAL"). The Agreement authorizes GSAL to lend
securities to authorized borrowers on behalf of the Funds.
Pursuant to the Agreement, loaned securities are typically initially collateralized equal to at least 102% of the market value of U.S.
securities and 105% of the market value of non-U.S. securities. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received.  Any additional collateral is adjusted and settled on the next business day.  The
Trust has the ability to recall the loans at any time and could do so in order to vote proxies or sell the loaned securities.  All cash collateral received is invested in Thrivent Cash Management Trust. The Funds receive dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Amounts earned on investments in
Thrivent Cash Management Trust, net of rebates, fees paid to GSAL for services provided and any other securities lending expenses, are included in affiliated income from securities loaned, net on the Statement of Operations.  By investing any cash collateral it receives in these transactions, a Fund could realize additional gains or losses. If the borrower fails to return the securities or the invested collateral has declined in value, a Fund could lose money.
Generally, in the event of borrower default, a Fund has the right to use the collateral to offset any losses incurred.  However, in the event a Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss.  Some of these losses may be indemnified by the lending agent.
As of June 30, 2022, the value of securities on loan is as follows:
Gross Amounts Not Offset in the
Statement of Assets and Liabilities
Fund
Gross Amounts
of Recognized
Liabilities
Gross
Amounts
Offset
Net Amounts
of Recognized
Liabilities
Financial
Instruments
Cash
Collateral
Pledged
Non-Cash
Collateral
Pledged
(**)
Net Amount
Diversified Income Plus
Securities Lending 41,591,327 – 41,591,327 40,522,828 – – 1,068,499
(^)
Multidimensional Income
Securities Lending 2,342,467 – 2,342,467 2,273,758 – – 68,709
(^)
(**)
Excess of collateral pledged to the counterparty may not be shown for financial reporting purposes.
(^)
Net securities lending amounts represent the net amount payable to the counterparty in the event of a default.
Fund Securities on Loan
Diversified Income Plus $ 40,522,828
Multidimensional Income 2,273,758

Thrivent Mutual Funds
Notes to Financial Statements
June 30, 2022
(unaudited)

When-Issued and Delayed-Delivery Transactions
— Each
Fund may purchase or sell securities on a when-issued or delayed-
delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value.
A Fund may dispose of a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, a Fund does not participate in future gains and losses with respect to the security.
Treasury Inflation Protected Securities
— Certain Funds
may invest in treasury inflation protected securities ("TIPS"). These securities are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The coupon interest rate is generally fixed at issuance. Interest is paid based on the principal value, which is adjusted for inflation. Any increase in the principal amount will be included as taxable interest in the Statement of Operations and received in cash upon maturity or sale of the security.
Stripped Securities
— Certain Funds may invest in interest only
and principal only stripped mortgage or asset backed securities.
These securities represent a participation in securities that are structured in classes with rights to receive different portions of the interest and principal. Interest only securities receive all the interest, and principal only securities receive all the principal.  Interest only securities are particularly sensitive to changes in interest rates and therefore are subject to greater fluctuation in prices than typical interest bearing debt securities. As interest rates rise, the value of the interest only security increases. Similarly, as interest rates decrease, the value of the interest only security decreases. If the underlying pool of mortgages or assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in an interest only security. Principal only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is also highly sensitive to changes in interest rates.  As interest rates increase, the price of the principal only security decreases.  Similarly, as interest rates decrease, the price of the principal only security increases.  The principal only security represents the payment with the longest maturity, therefore making it the most sensitive to interest rate changes.
Accounting Estimates
— The preparation of financial statements
in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Contingent Liabilities
— In the event of adversary action
proceedings where a Fund is a defendant, a loss contingency will not be accrued as a liability until the amount of potential damages and the likelihood of loss can be reasonably estimated.  For the six months ended June 30, 2022, no contingent liabilities were reported.
Litigation
— Awards from class action litigation are recorded as
a reduction of cost if the Fund still owns the applicable securities on the payment date.  If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Bank Loans (Leveraged Loans)
— Certain Funds may invest in
bank loans, which are senior secured loans that are made by banks or other lending institutions to companies that are typically rated below investment grade.  A Fund may invest in multiple series or tranches of a bank loan, with varying terms and different associated risks.  Transactions in bank loan securities may settle on a delayed basis, which may result in the proceeds of the sale to not be readily available for a Fund to make additional investments.  Interest rates of bank loan securities typically reset periodically, as the rates are tied to a reference index rate, plus a premium.  Income is recorded daily on bank loan securities.  On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit of the bank loan.  This commitment fee is accrued as income over the term of the bank loan.  A Fund may receive consent and amendment fees for accepting an amendment to the current terms of a bank loan.  Consent and amendment fees are accrued as income when the changes to the bank loan are immaterial and to capital when the changes are material.
All or a portion of these bank loan commitments may be unfunded.
A Fund is obligated to fund these commitments at the borrower’s discretion. Therefore, the Fund must have funds sufficient to cover its contractual obligation. These unfunded bank loan commitments, which are marked-to-market daily, are presented in the Schedule of
Investments.
Line of Credit
— Each Fund along with other portfolios managed
by the investment adviser or an affiliate, participate in a $100 million
($50 million committed, $50 million uncommitted) credit facility (the
"line of credit") issued by State Street Bank and Trust Company to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.  Interest is charged to each participating Fund based on its borrowings at the higher of the Federal Funds Rate or the Overnight Funding Rate
plus, in each case, 0.10% plus a margin of 1.25%.  Each borrowing under the credit facility matures no later than 30 calendar days after the date of the borrowing.  Each participating Fund pays a commitment fee in proportion to their respective net assets.  The line of credit shall expire on December 27, 2022 unless extended by

Thrivent Mutual Funds
Notes to Financial Statements
June 30, 2022
(unaudited)

mutual agreement of State Street Bank and Trust Company and the
Funds.  The Funds had no borrowings during the six months ended
June 30, 2022.
Recent Accounting Pronouncements
—
Reference Rate Reform
In March 2020, the FASB issued Accounting Standards Update
("ASU") No. 2020-04 Reference Rate Reform, which provides optional guidance to ease the potential accounting burden associated with transitioning from the London Interbank Offered Rate (" LIBOR") and other reference rates expected to be discontinued.  The ASU No.
2020-04 was effective immediately upon release of the standard on
March 12, 2020 and can be applied prospectively through December
31, 2022.  At this time, management is evaluating implications of these changes on the financial statement disclosures.  Management is also currently actively working with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadline.
Other
— For financial statement purposes, investment security
transactions are accounted for on the trade date. Realized gains and losses from investment transactions are determined on a
specific cost identification basis, which is the same basis used for federal income tax purposes.
(3) FEES AND COMPENSATION PAID TO AFFILIATES
Investment Advisory Fees
— The Trust has entered into an Investment Advisory Agreement with Thrivent Asset Mgt. Under the Investment
Advisory Agreement, each of the Funds pays a fee for investment advisory services. The fees are accrued daily and paid monthly. The annual rates of fees as a percent of average daily net assets under the Investment Advisory Agreement were as follows:
Expense Reimbursements
— For the six months ended June
30, 2022, contractual expense reimbursements to limit expenses to the following percentages were in effect:
1
Expense waiver changed from 0.85% to 0.71% effective 2/28/2022.
Expense reimbursements are accrued daily and paid by Thrivent
Asset Mgt. monthly. Thrivent Asset Mgt. does not recoup amounts previously reimbursed or waived in prior fiscal years.
Subject to certain limitations, each Fund may invest cash in other
Funds, Thrivent Cash Management Trust, and Thrivent Core Funds.
These related-party transactions are subject to the same terms as non-related party transactions. To avoid duplicate investment advisory fees, Thrivent Asset Mgt. reimburses an amount equal to any investment advisory fees indirectly incurred by the Fund as a result of its investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent Cash
Management Trust.
Distribution Plan
— Thrivent Distributors, LLC is the Trust's
distributor.  The Trust has adopted a Distribution Plan pursuant to
Rule 12b-1 under the 1940 Act.  Class A shares have an annual 12b-1 fee of 0.25% of average net assets, a reduced fee of 0.125% or no fee.  For the Funds presented under this shareholder report, Class
A shares have an annual 12b-1 fee of 0.25%.
Sales Charges and Other Fees
— For the six months ended
June 30, 2022, Thrivent Investment Management Inc. and Thrivent
Distributors, LLC received $24,191 of aggregate underwriting concessions from the sales of the Trust’s Class A shares. Sales charges are not an expense of the Trust and are not reflected in the financial statements of any of the Funds.
The Trust has entered into an accounting and administrative
services agreement with Thrivent Asset Mgt. pursuant to which
Thrivent Asset Mgt. provides certain accounting and administrative personnel and services to the Funds. The Funds pay an annual fixed fee on a per-fund basis plus percentage of net assets to Thrivent
Asset Mgt.  These fees are accrued daily and paid monthly.  For the six months ended June 30, 2022, Thrivent Asset Mgt. received aggregate fees for accounting and administrative personnel and services of $179,681 from the Funds covered in this shareholder report.
The Trust has entered into an agreement with Thrivent
Financial Investor Services Inc. (“Thrivent Investor Services”) to
provide transfer agency and dividend payment services necessary to the Funds on a per-account basis for direct-at-fund accounts, and sub transfer agency services based on assets under management for third party intermediary accounts. These fees are accrued daily and paid monthly.  For the six months ended June 30, 2022, Thrivent
Fund (M - Millions)
$0 to
$50M
Over $50
to $100M
Over
$100 to
$200M
Over
$200 to
$250M
Over
$250 to
$500M
Over
$500 to
$750M
Over
$750 to
$1,000M
Over
$1,000 to
$1,500M
Over
$1,500 to
$2,500M
Over
$2,500 to
$5,000M
Over
$5,000M
Diversified Income Plus 0.550% 0.550% 0.550% 0.550% 0.550% 0.550% 0.550% 0.500% 0. 45 0% 0. 45 0% 0. 45 0%
Multidimensional Income 0.550% 0.550% 0.500% 0.500% 0.500% 0.500% 0.500% 0.500% 0.500% 0.500% 0.500%
Fund Class A Class S
Expiration
Date
Multidimensional Income
1
N/A 0.71% 2/28/2023

Thrivent Mutual Funds
Notes to Financial Statements
June 30, 2022
(unaudited)

Investor Services received $495,963 from the Funds for transfer agent services covered in this shareholder report.
Each Trustee who is not affiliated with the Adviser receives an annual fee from the Trust for services as a Trustee and is eligible to participate in a deferred compensation plan with respect to fees received from the Funds. Participants in the plan may designate their deferred Trustee’s fees as if invested in a series of Thrivent
Mutual Funds.  Thrivent Money Market Fund is not eligible for the deferred plan. The value of each Trustee’s deferred compensation account will increase or decrease as if invested in shares of the designated series. Their fees as well as the change in value are included in Trustee’s fees in the Statement of Operations. The deferred fees remain in the appropriate series of Thrivent Mutual
Funds until distribution in accordance with the plan. The Payable for trustee deferred compensation, located in the Statement of Assets and Liabilities, is unsecured.
Those Trustees not participating in the above plan received $21,161 in fees from the Funds covered in this shareholder report for the six months ended June 30, 2022. In addition, the Trust reimbursed independent Trustees for reasonable expenses incurred in relation to attendance at Board meetings and industry conferences.
Certain officers and non-independent Trustees of the Trust are officers and directors of Thrivent Asset Mgt., Thrivent Distributors,
LLC, and Thrivent Investor Services; however, they receive no compensation from the Trust. Affiliated employees and board
consultants are reimbursed for reasonable expenses incurred in relation to board meeting attendance.
Acquired Fund Fees and Expenses
— Some Funds invest in
other open-ended funds. Fees and expenses of those underlying funds are not included in those Funds' expense ratios reported in the
Financial Highlights. The Funds indirectly bear their proportionate share of the annualized weighted average expense ratio of the underlying funds in which they invest. There are no advisory fees for Thrivent Core Funds, and therefore no reimbursement is made related to investments in these Funds.  This contractual provision may be terminated upon the mutual agreement between the
independent Trustees of the Trust and the Adviser.
Interfund Lending
— The Funds may participate in an interfund
lending program (the "Program") pursuant to an exemptive order issued by the SEC.  The Program permits the Funds to borrow cash for temporary purposes from Thrivent Core Short-Term Reserve
Fund.  Interest is charged to each participating Fund based on its borrowings at the average of the repo rate and bank loan rate, each as defined in the Program.  Each borrowing made under the
Program matures no later than seven calendar days after the date of the borrowing, and each borrowing must be securitized by a pledge of segregated collateral with a market value at least equal to 102%
of the outstanding principal value of the loan.  For the six months ended June 30, 2022, none of the Funds borrowed cash through the Program.
(4) TAX INFORMATION
Distributions are based on amounts calculated in accordance
with applicable federal income tax regulations, which may differ from GAAP. To the extent these differences are permanent in
nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.  At fiscal year-end, the character and amount of distributions, on a tax basis and components of distributable earnings, are finalized.  Therefore, as of June 30, 2022, the tax-basis balance has not yet been determined.
(5) SECURITY TRANSACTIONS
Purchases and Sales of Investment Securities
— For the
six months ended June 30, 2022, the cost of purchases and the proceeds from sales of investment securities, other than U.S.
Government and short-term securities, were as follows:
Purchases and Sales of U.S. Government Securities were:
Investments in Restricted Securities
— Certain Funds may
own restricted securities which were purchased in private placement transactions without registration under the Securities Act of 1933.
Unless such securities subsequently become registered, they
generally may be resold only in privately negotiated transactions with a limited number of purchasers. As of June 30, 2022, the following Funds held restricted securities:
The Funds have no right to require registration of unregistered securities.
(6) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
The Funds are permitted to purchase or sell securities from
or to certain other Funds, or affiliated portfolios under specified conditions outlined in procedures adopted by the Board. The
procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers),
In thousands
Fund Purchases
Sales/
Paydowns
Diversified Income Plus $166,457 $161,559
Multidimensional Income 17,760 13,986
In thousands
Fund Purchases
Sales/
Paydowns
Diversified Income Plus $1,860,975 $1,856,198
Multidimensional Income 7,588 5,307
Fund
Number of
Securities
Percent of Fund's
Net Assets
Diversified Income Plus 1 0.05%
Multidimensional Income 1 0.10%

Thrivent Mutual Funds
Notes to Financial Statements
June 30, 2022
(unaudited)

common Trustees and/or common officers complies with Rule 17a-
7 of the 1940 Act. Further, as defined under the procedures, each transaction is executed at the current market price.
During the six months ended June 30, 2022, Diversified Income
Plus Fund engaged in purchase transactions in the amount
of $2,165,239, pursuant to Rule 17a-7 of the 1940 Act.  These transaction amounts were greater than 0.045% of each fund's net assets.
(7) RELATED PARTY TRANSACTIONS
As of June 30, 2022, no related parties held shares in excess of
5% of the Funds covered in this shareholder report. Subscription and redemption activity by concentrated accounts may have a
significant effect on the operation of these Funds. In the case of a large redemption, these Funds may be forced to sell investments at inopportune times, resulting in additional losses for the Funds.
(8) SUBSEQUENT EVENTS
The Adviser of the Funds has evaluated the impact of subsequent events through the date the financial statements were issued, and, except as already included in the Notes to Financial Statements, has determined that no additional items require disclosure.
(9) MARKET RISK
Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline.  The value of a Fund's investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund's benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including the spread of infectious illness, public health threats, war, terrorism, natural disasters or similar events. As of June 30, 2022, the following Funds had portfolio concentration greater than 25% in certain sectors.
(10) SIGNIFICANT RISKS
Investing in the Funds involves risks.  The following is an
alphabetical list of significant risks in investing in the Funds.  The risks applicable to each Fund are listed in the Portfolio Perspectives section above.
Allocation Risk
— The Fund’s investment performance depends
upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended
periods. Therefore, a principal risk of investing in the Fund is that the allocation strategies used and the allocation decisions made will not produce the desired results.
Closed-End Fund (“CEF”) Risk
— Investments in CEFs are
subject to various risks, including reliance on management’s ability to meet a CEF’s investment objective and to manage a CEF’s
portfolio; fluctuation in the market value of a CEF’s shares compared to the changes in the value of the underlying securities that the
CEF owns (i.e., trading at a discount or premium to its net asset value); and that CEFs are permitted to invest in a greater amount of
“illiquid” securities than typical mutual funds. The Fund is subject to a pro-rata share of the management fees and expenses of each
CEF in addition to the Fund’s management fees and expenses,
resulting in Fund shareholders subject to higher expenses than if they invested directly in CEFs.
Conflicts of Interest Risk
— An investment in the Fund will
be subject to a number of actual or potential conflicts of interest.
For example, the Adviser or its affiliates may provide services to the Fund for which the Fund would compensate the Adviser and/
or such affiliates. The Fund may invest in other pooled investment vehicles sponsored, managed, or otherwise affiliated with the
Adviser, including other Funds. The Adviser may have an incentive
(financial or otherwise) to enter into transactions or arrangements on behalf of the Fund with itself or its affiliates in circumstances where it might not have done so otherwise.
The Adviser or its affiliates manage other investment funds and/
or accounts (including proprietary accounts) and have other clients with investment objectives and strategies that are similar to, or overlap with, the investment objective and strategy of the Fund, creating conflicts of interest in investment and allocation decisions regarding the allocation of investments that could be appropriate for the Fund and other clients of the Adviser or their affiliates.
Convertible Securities Risk
— Convertible securities are subject
to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Fund may also be forced to convert a convertible security at an inopportune time, which may decrease the Fund’s return.
Credit Risk
— Credit risk is the risk that an issuer of a debt security
to which the Fund is exposed may no longer be able or willing to pay its debt. As a result of such an event, the debt security may decline in price and affect the value of the Fund.
Cybersecurity Risk
— The Funds and their service providers
may be susceptible to operational, information security, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems to misappropriate assets or sensitive information, corrupt data, or otherwise disrupt operations. Cyber incidents affecting the Adviser, a Subadviser, or other service providers (including, but not limited
Fund Sector
% of
Total Net
Assets
Multidimensional Income Financials 25.3%

Thrivent Mutual Funds
Notes to Financial Statements
June 30, 2022
(unaudited)

to, fund accountants, custodians, transfer agents, and financial intermediaries) have the ability to disrupt and impact business operations, potentially resulting in financial losses, by interfering with the Funds’ ability to calculate their NAV, corrupting data or preventing parties from sharing information necessary for the Funds’
operation, preventing or slowing trades, stopping shareholders from making transactions, potentially subjecting the Funds or the
Adviser to regulatory fines and penalties, and creating additional compliance costs. Similar types of cyber security risks are also present for issuers or securities in which the Funds may invest, which could result in material adverse consequences for such issuers and may cause the Funds’ investments in such companies to lose value. While the Funds’ service providers have established business continuity plans in the event of such cyber incidents, there are inherent limitations in such plans and systems. Additionally, the
Funds cannot control the cybersecurity plans and systems put in place by their service providers or any other third parties whose operations may affect the Funds or their shareholders. Although each Fund attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operation risks that may affect a Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures or other disruptions in service. The value of an investment in a
Fund’s shares may be adversely affected by the occurrence of the operational errors or failures or technological issues or other similar events and a Fund and its shareholders may bear costs tied to these risks.
Derivatives Risk
— The use of derivatives (such as futures,
options, credit default swaps, and total return swaps) involves additional risks and transaction costs which could leave a Fund in a worse position than if it had not used these instruments. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and a Fund could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations.
Some derivatives may give rise to a form of economic leverage, and may expose the Fund to greater risk and increase its costs.
Such leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage. Futures contracts, options on futures contracts, forward contracts, and options on derivatives can allow the Fund to obtain large investment exposures in return for meeting relatively small margin requirements. As a result, investments in those transactions may be highly leveraged.
The success of a Fund’s derivatives strategies will depend on the Adviser’s ability to assess and predict the impact of market or economic developments on the underlying asset, index or
rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.
Swap agreements may involve fees, commissions or other costs that may reduce a Fund’s gains from a swap agreement or may
cause a Fund to lose money. Futures contracts are subject to the risk that an exchange may impose price fluctuation limits, which may make it difficult or impossible for a Fund to close out a position when desired.
Emerging Markets Risk
— The risks and volatility of investing
in foreign securities is increased in connection with investments in emerging markets. The economic, political and market structures of developing countries in emerging markets, in most cases, are not as strong as the structures in the U.S. or other developed countries in terms of wealth, stability, liquidity and transparency. A Fund may not achieve its investment objective and portfolio performance will likely be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies, and the risks of such events are heightened within emerging market countries. Fund performance may also be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries with less developed or unreliable legal, tax, regulatory, accounting, recordkeeping and corporate governance systems
and standards. In particular, there may be less publicly available and transparent information about issuers in emerging markets than would be available about issuers in more developed capital markets because such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Emerging markets may also have differing legal systems, many of which provide fewer security holder rights and practical remedies to pursue claims than are available for securities of companies in the U.S. or other developed countries, including class actions or fraud claims.
Significant buying or selling actions by a few major investors may also heighten the volatility of emerging market securities.
Equity Security Risk
— Equity securities held by the Fund may
decline significantly in price, sometimes rapidly or unpredictably, over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, geographic region, company, industry, or sector of the market. From time to time, the
Fund may invest a significant portion of its assets in companies in one particular country or geographic region or one or more related sectors or industries which would make the Fund more vulnerable to adverse developments affecting such countries, geographic regions, sectors or industries. Equity securities are generally more volatile than most debt securities.
ETF Risk
— An ETF is subject to the risks of the underlying
investments that it holds. In addition, for index-based ETFs, the performance of an ETF may diverge from the performance of such index (commonly known as tracking error). ETFs are subject to fees and expenses (like management fees and operating expenses)
that do not apply to an index, and the Fund will indirectly bear its

Thrivent Mutual Funds
Notes to Financial Statements
June 30, 2022
(unaudited)

proportionate share of any such fees and expenses paid by the
ETFs in which it invests. Because ETFs trade on an exchange, there is a risk that an ETF will trade at a discount to net asset value or that investors will fail to bring the trading price in line with the underlying shares (known as the arbitrage mechanism). There is the possibility that an ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities.
Foreign Currency Risk
— The value of a foreign currency may
decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented,
how each one appreciates or depreciates in relation to the U.S.
dollar, and whether currency positions are hedged. Under normal conditions, the Fund does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.
Foreign Securities Risk
— Foreign securities generally carry
more risk and are more volatile than their domestic counterparts, in part because of potential for higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates where investments are denominated in currencies other than the U.S. dollar. Certain events in foreign markets may adversely affect foreign and domestic issuers, including interruptions in the global supply chain, market closures, war, terrorism, natural disasters and outbreak of infectious diseases. The Fund’s
investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices, and impair the
Fund’s ability to repatriate capital or income. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid.
Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.
Government Securities Risk
— The Fund invests in securities
issued or guaranteed by the U.S. government or its agencies
and instrumentalities (such as Federal Home Loan Bank, Ginnie
Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Federal Home Loan Banks, Ginnie Mae, Fannie Mae
or Freddie Mac are not issued directly by the U.S. government.
Ginnie Mae is a wholly owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-
related organizations such as Federal Home Loan Banks, Fannie
Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S.
government would provide financial support to its agencies and instrumentalities if not required to do so by law. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. government, which may be negatively impacted by rising levels of indebtedness. It is possible that issuers of U.S. government securities will not have the funds to meet their payments obligations in the future.
Health Crisis Risk
— The global pandemic outbreak of COVID-19
has resulted in substantial market volatility and global business disruption. The ongoing COVID-19 outbreak and future pandemics could affect the global economy and markets in ways that cannot be foreseen and may exacerbate other types of risks. The full impact of the COVID-19 pandemic and future pandemics cannot accurately be predicted and may negatively impact the value of the Fund’s investments.
High Yield Risk
— High yield securities – commonly known
as “junk bonds” – to which the Fund is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected. High yield securities generally have a less liquid resale market.
Interest Rate Risk
— Interest rate risk is the risk that prices of
debt securities decline in value when interest rates rise for debt securities that pay a fixed rate of interest. Debt securities with longer durations (a measure of price sensitivity of a bond or bond fund to changes in interest rates) or maturities (i.e., the amount of time until a bond’s issuer must pay its principal or face value) tend to be more sensitive to changes in interest rates than debt securities with shorter durations or maturities. Changes by the Federal Reserve to monetary policies could affect interest rates and the value of some securities. During periods of low interest rates, the Fund may be subject to a greater risk of rising interest rates.
Investment Adviser Risk
— The Fund is actively managed and
the success of its investment strategy depends significantly on the skills of the Adviser in assessing the potential of the investments in which the Fund invests. The Fund’s incorporation of ESG
considerations in the investment process may exclude securities of certain issuers for non-investment reasons and therefore the Fund may forgo some market opportunities available to funds that do not screen for ESG attributes. The assessment of potential Fund investments and ESG considerations may prove incorrect, resulting in losses or poor performance, even in rising markets. There is also no guarantee that the Adviser will be able to effectively implement the Fund’s investment objective.
Issuer Risk
— Issuer risk is the possibility that factors specific to
an issuer to which the Fund is exposed will affect the market prices of the issuer’s securities and therefore the value of the Fund.
Large Cap Risk
— Large-sized companies may be unable to
respond quickly to new competitive challenges such as changes

Thrivent Mutual Funds
Notes to Financial Statements
June 30, 2022
(unaudited)

in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Large Shareholder Risk
— From time to time, shareholders
of a Fund (which may include institutional investors, financial intermediaries, or affiliated Funds) may make relatively large redemptions or purchases of shares. These transactions may
cause a Fund to sell securities at disadvantageous prices or invest additional cash, as the case may be. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on a Fund’s performance to the extent that a Fund may be required to sell securities or invest cash at times when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or have adverse tax consequences for shareholders of the Fund by requiring a sale of portfolio securities. In addition, a large redemption could result in a
Fund's current expenses being allocated over a smaller asset base, leading to an increase in the Fund's expense ratio.
Leveraged Loan Risk
— Leveraged loans (also known as
bank loans) are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Below investment-grade leveraged loans are typically more credit sensitive. In the event of fraud or misrepresentation, the Fund may not be protected under federal securities laws with respect to leveraged loans that may not be in the form of “securities.” The settlement period for some leveraged loans may be more than seven days.
LIBOR Risk
— The Fund may be exposed to financial instruments
that are tied to LIBOR (London Interbank Offered Rate) to determine payment obligations, financing terms or investment value. Such financial instruments may include bank loans, derivatives, floating rate securities, certain asset backed securities, and other assets or liabilities tied to LIBOR. In 2017, the head of the U.K. Financial
Conduct Authority announced a desire to phase out the use of
LIBOR by the end of 2021. As a result, market participants have begun transitioning away from LIBOR, but certain obstacles remain with regard to converting certain securities and transactions to a new benchmark or benchmarks. Although many LIBOR rates were
phased out at the end of 2021 as originally intended, a selection of widely used USD LIBOR rates will continue to be published until June 2023 in order to assist with the transition. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Fund or its investments are not known.
Any additional regulatory or market changes that occur as a result of the transition away from LIBOR and the adoption of alternative reference rates may have an adverse impact on the value of the
Fund's investments, performance or financial condition, and might lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates.
Liquidity Risk
— Liquidity is the ability to sell a security relatively
quickly for a price that most closely reflects the actual value of the security. To the extent that dealers do not maintain inventories of bonds that keep pace with the growth of the bond markets
over time, relatively low levels of dealer inventories could lead to decreased liquidity and increased volatility in the fixed income markets, particularly during periods of economic or market stress.
As a result of this decreased liquidity, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance.
Market Risk
— Over time, securities markets generally tend to
move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by
the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including the spread of infectious illness, public health threats, war, terrorism, natural disasters or similar events.
Mortgage-Backed and Other Asset-Backed Securities Risk
— The value of mortgage-backed and asset-backed securities
will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-
related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-
backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise.
This effect may cause the value of the Fund to decline and reduce the overall return of the Fund. Mortgage-backed securities are also subject to extension risk, which is the risk that when interest rates rise, certain mortgage-backed securities will be paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment.
Other Funds Risk
— Because the Fund invests in other funds,
the performance of the Fund is dependent, in part, upon the
performance of other funds in which the Fund may invest. As a

Thrivent Mutual Funds
Notes to Financial Statements
June 30, 2022
(unaudited)

result, the Fund is subject to the same risks as those faced by the other funds. In addition, other funds may be subject to additional fees and expenses that will be borne by the Fund.
Portfolio Turnover Rate Risk
— The Fund may engage in
active and frequent trading of portfolio securities in implementing its principal investment strategies. A high rate of portfolio turnover
(100% or more) involves correspondingly greater expenses which are borne by the Fund and its shareholders and may also result in short-term capital gains taxable to shareholders.
Preferred Securities Risk
— There are certain additional risks
associated with investing in preferred securities, including, but not limited to, preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer;
preferred securities are generally subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments; preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S.
Government securities; generally, traditional preferred securities offer no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board; and in certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date.
Prepayment Risk
— When interest rates fall, certain obligations
will be paid off by the obligor more quickly than originally anticipated, and a Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment generally reduces the yield to maturity and the average life of the security.
Quantitative Investing Risk
— Securities selected according to
a quantitative analysis methodology can perform differently from the market as a whole based on the model and the factors used in the analysis, the weight placed on each factor and changes in the factor’s historical trends. Such models are based on assumptions relating to these and other market factors, and the models may not take into account certain factors, or perform as intended, and may result in a decline in the value of the Fund’s portfolio. Among other risks, results generated by such models may be impaired by errors in human judgment, data imprecision, software or other technology systems malfunctions, or programming flaws. Such models may
not perform as expected or may underperform in periods of market volatility.
Real Estate Investment Trust (“REIT”) Risk
— REITs generally
can be divided into three types: equity REITs, mortgage REITs, and hybrid REITs (which combine the characteristics of equity
REITs and mortgage REITs). Equity REITs will be affected by
changes in the values of, and income from, the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. All REIT types may be affected by changes in interest rates. The effect of rising interest rates is generally more pronounced for high dividend paying stock than for stocks that pay little or no dividends. This may cause the value of real estate securities to decline during periods of rising interest rates, which would reduce the overall return of the Fund. REITs are subject to additional risks, including the fact that they are dependent on specialized management skills that may affect the REITs’ abilities to generate cash flows for operating purposes and for making investor distributions. REITs may have limited diversification and are subject to the risks associated with obtaining financing for real property. As with any investment, there is a risk that REIT securities and other real estate industry investments may be overvalued at the time of purchase. In addition, a REIT can pass its income through to its investors without any tax at the entity level if it complies with various requirements under the Internal Revenue Code. There is the risk, however, that a REIT held by the Fund will fail to qualify for this tax-free pass-through treatment of its income. By investing in REITs indirectly through the Fund, in addition to bearing a proportionate share of the expenses of the Fund, you will also indirectly bear similar expenses of the REITs in which the Fund invests.
Regulatory Risk
— Legal, tax, and regulatory developments
may adversely affect the Funds. Securities and futures markets are subject to comprehensive statutes, regulations, and margin requirements enforced by the SEC, other regulators and
self-regulatory organizations, and exchanges authorized to take extraordinary actions in the event of market emergencies. The regulatory environment for the Funds is evolving, and changes in the regulation of investment funds, managers, and their trading activities and capital markets, or a regulator’s disagreement with the Funds’ interpretation of the application of certain regulations, may adversely affect the ability of a Fund to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Fund.
Sovereign Debt Risk
— Sovereign debt securities are issued or
guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International
Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Thrivent Mutual Funds
Financial Highlights
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
Diversified Income Plus Fund
Class A Shares
Period Ended 6/30/2022 (unaudited) $ 7.70 $ 0.09 $ (1.03) $ (0.94) $ (0.09) $ –
Year Ended 12/31/2021 7.71 0.16 0.32 0.48 (0.16) (0.33)
Year Ended 12/31/2020 7.42 0.19 0.29 0.48 (0.19) –
Year Ended 12/31/2019 6.80 0.21 0.67 0.88 (0.22) (0.04)
Year Ended 12/31/2018 7.41 0.23 (0.45) (0.22) (0.24) (0.15)
Year Ended 12/31/2017 7.00 0.21 0.41 0.62 (0.21) –
Class S Shares
Period Ended 6/30/2022 (unaudited) 7.62 0.09 (1.01) (0.92) (0.10) –
Year Ended 12/31/2021 7.63 0.18 0.32 0.50 (0.18) (0.33)
Year Ended 12/31/2020 7.34 0.20 0.30 0.50 (0.21) –
Year Ended 12/31/2019 6.73 0.23 0.66 0.89 (0.24) (0.04)
Year Ended 12/31/2018 7.34 0.25 (0.45) (0.20) (0.26) (0.15)
Year Ended 12/31/2017 6.94 0.23 0.40 0.63 (0.23) –
Multidimensional Income Fund
Class S Shares
Period Ended 6/30/2022 (unaudited) 10.24 0.18 (1.68) (1.50) (0.20) –
Year Ended 12/31/2021 10.17 0.36 0.21 0.57 (0.36) (0.13)
Year Ended 12/31/2020 10.06 0.43 0.11 0.54 (0.4 1 ) –
Year Ended 12/31/2019 9.13 0.38 0.99 1.37 (0.40) –
Year Ended 12/31/2018 10.15 0.41 (0.95) (0.54) (0.44) (0.02)
Year Ended 12/31/2017
(d)
10.00 0.29 0.20 0.49 (0.30) (0.03)
(a)
The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b)
Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c)
Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
(d)
Since fund inception, February 28, 2017.
*
**
All per share amounts have been rounded to the nearest cent.
Computed on an annualized basis for periods less than one year.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Return of
Capital Total
Net Asset Value,
End of Period Total Return
(b)
Net Assets,
End of Period
(in millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net
Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
(c)
$ – $ (0.09) $ 6.67 (12.32)% $ 527.8 0.94% 2.43% 0.94% 2.43% 171%
– (0.49) 7.70 6.22% 623.5 0.93% 2.01% 0.93% 2.01% 268%
– (0.19) 7.71 6.67% 609.6 0.95% 2.58% 0.95% 2.58% 156%
– (0.26) 7.42 13.12% 620.6 0.96% 2.96% 0.96% 2.96% 153%
– (0.39) 6.80 (3.10)% 569.8 0.96% 3.16% 0.96% 3.16% 143%
– (0.21) 7.41 8.98% 617.3 0.97% 2.86% 0.97% 2.86% 133%
– (0.10) 6.60 (12.20)% 605.7 0.69% 2.68% 0.69% 2.68% 171%
– (0.51) 7.62 6.55% 679.1 0.68% 2.28% 0.68% 2.28% 268%
– (0.21) 7.63 7.01% 504.0 0.71% 2.83% 0.71% 2.83% 156%
– (0.28) 7.34 13.39% 464.2 0.71% 3.18% 0.71% 3.18% 153%
– (0.41) 6.73 (2.88)% 320.1 0.70% 3.46% 0.70% 3.46% 143%
– (0.23) 7.34 9.20% 251.4 0.70% 3.13% 0.70% 3.13% 133%
– (0.20) 8.54 (14.82)% 63.6 0.76% 3.82% 1.00% 3.57% 29%
(0.01) (0.50) 10.24 5.72% 70.2 0.85% 3.38% 1.09% 3.14% 44%
(0.02) (0.43) 10.17 5.74% 37.5 0.85% 4.14% 1.36% 3.63% 61%
(0.04) (0.44) 10.06 15.18% 20.6 1.00% 3.89% 1.60% 3.29% 113%
(0.02) (0.48) 9.13 (5.45)% 17.9 1.15% 4.02% 1.62% 3.55% 96%
(0.01) (0.34) 10.15 4.92% 20.5 1.15% 3.38% 1.57% 2.96% 180%

Additional Information
(unaudited)
Proxy Voting
The policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities are attached to the
Trust’s Statement of Additional Information. You may request a free copy of the Statement of Additional Information by calling 800-847-
4836, or visit ThriventFunds.com to access it online. In addition, you may review a report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 by clicking on the tab for each Fund and navigating to “Related
Documents” under Fund Details - Holdings at ThriventFunds.com or SEC.gov where it is filed on form N-PX.
Quarterly Schedule of Portfolio Holdings
The Trust files its Schedule of Investments on Form N-PORT with the SEC. Part F of each Fund’s N-PORT filing for the first and third fiscal quarters will include the complete schedule of investments. The Trust’s most recent Schedule of Investments can be found at SEC.gov.
Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds other than Thrivent Money Market Fund have adopted and implemented a liquidity risk management program (the “Liquidity Program”) designed to assess and manage each Fund’s liquidity risk (defined by the
U.S. Securities and Exchange Commission as the risk that a Fund could not meet shareholder redemption requests without significant dilution of remaining investors’ interests in the Fund). The Board, including a majority of the independent Trustees, designated Thrivent
Asset Management, LLC (“TAM”), the Funds’ investment adviser, as the liquidity risk management program administrator (the “Program
Administrator”). The Program Administrator has delegated oversight of the Liquidity Program to the Liquidity Risk Management Committee
(the “LRM Committee”). The LRM Committee is comprised of representatives of TAM.
The Liquidity Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of each Fund’s liquidity risk based on a variety of factors; (2) the periodic classification (no less frequently than monthly) of a Fund’s investments into one of four liquidity categories based on the number of days in which the Fund reasonably expects the investment to be convertible to cash (or sold or disposed of, in the case of less liquid or illiquid investments) under current market conditions without significantly changing the market value of the investment and taking into account the affect of trading varying portions of the investment in sizes that the Fund would reasonably anticipate trading; (3) a 15%
limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for any Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments; and (5) periodic reporting to the Board.
Among other things, Rule 22e-4 requires that a written report (the “Report”) be provided to the Board on an annual basis that addresses the operation of the Liquidity Program and assesses the adequacy and effectiveness of its implementation, including the operation of any
Highly Liquidity Investment Minimum (“HLIM”) established for a Fund and any material changes to the Liquidity Program. At a meeting of the Board on February 22-23, 2022, the LRM Committee, on behalf of the Program Administrator, provided the Report to the Board for the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). The Report summarized the operation of the Liquidity
Program and the information and factors considered by the LRM Committee in assessing whether the Liquidity Program has been adequately and effectively implemented for each Fund. The Report discussed, among other things: (1) the framework used to assess, manage, and periodically review each Fund’s liquidity risk during normal and stressed periods and the results of the annual assessment;
(2) the methodologies used to classify investments into one of four liquidity categories, including a review of LRM Committee-approved overrides of vendor classifications; (3) whether any Fund invested more than 15% of its assets in “illiquid investments” (as defined under
Rule 22e-4); and (4) the LRM Committee’s oversight of vendors used by the Liquidity Program, including assessment of the vendors’
classification methodologies used in determining preliminary liquidity classifications. There were no material changes to the Liquidity
Program during the Reporting Period. The Report also noted that no Fund was required to determine a minimum percentage of its net assets that must be invested in highly liquid investments (an “HLIM” under the Liquidity Program). The Report concluded that the Liquidity
Program operated effectively during the Reporting Period and that the LRM Committee had no recommended material changes based on its annual assessment of the Liquidity Program.
There can be no assurance that the Liquidity Program will achieve its objectives under all circumstances in the future. Please refer to the Funds’ prospectus for more information regarding each Fund’s exposure to liquidity risk and other risks to which it may be subject.

PRSRT STD
US POSTAGE
PAID
Thrivent
Financial
4321 N. Ballard Rd.
Appleton, WI 54919-0001
24042SAR R8-22
The distributor for Thrivent Mutual Funds is Thrivent Distributors, LLC, a registered broker/dealer, member of FINRA / SIPC and a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.
A better way to deliver documents
Thrivent Mutual Funds annual and semi-annual shareholder reports are made available on thriventfunds.
com, and we will notify you by mail each time a report is posted. You may also manage your delivery preferences and sign up for email notifications of reports by enrolling at thrivent.com/gopaperless or, if you purchased directly online, by enrolling at thriventfunds.com.
If you purchased shares through Thrivent:
If you wish to receive paper copies of a shareholder report for Thrivent Mutual Funds in the future, you may write to us at 4321 North Ballard Road, Appleton, WI, 54919-0001. We will begin to send paper copies of shareholder reports within 30 days of when we receive your request. Reports are also available by visiting thriventfunds.com .
If you purchased shares from a firm other than Thrivent:
For paperless delivery or to receive paper copies of a shareholder report for Thrivent Mutual Funds in the future, contact your financial professional. Reports are also available by visiting thriventfunds.com .